UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Report to Stockholders.

(a) The Report to Shareholders is attached herewith.

State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF

EBND

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$2,260,282,264
  Number of Portfolio Holdings623
  Portfolio Turnover Rate11%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
China	12.3%
South Korea	9.3%
India	7.7%
Malaysia	5.9%
Mexico	5.7%
Indonesia	5.2%
Thailand	4.6%
Poland	4.4%
South Africa	4.4%
Israel	4.2%

Top Ten Holdings

Table Summary
Holdings	%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/31	0.7%
Brazil Notas do Tesouro Nacional, 10.00%, due 01/01/29	0.7%
Mexico Bonos, 8.50%, due 03/01/29	0.7%
Republic of South Africa Government Bonds, 8.75%, due 01/31/44	0.6%
Mexico Bonos, 7.75%, due 05/29/31	0.6%
Colombia TES, 13.25%, due 02/09/33	0.6%
Hungary Government Bonds, 7.00%, due 10/24/35	0.6%
Republic of South Africa Government Bonds, 9.00%, due 01/31/40	0.6%
Mexico Bonos, 7.75%, due 11/23/34	0.5%
Brazil Letras do Tesouro Nacional, due 01/01/29	0.5%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets Local Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets Local Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EBND

State Street® SPDR® Bloomberg International Corporate Bond ETF

IBND

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg International Corporate Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg International Corporate Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$461,587,907
  Number of Portfolio Holdings946
  Portfolio Turnover Rate10%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United States	28.9%
France	20.6%
United Kingdom	10.5%
Germany	9.2%
Spain	5.4%
Italy	5.1%
Netherlands	4.5%
Switzerland	2.9%
Japan	2.2%
Belgium	1.9%

Top Ten Holdings

Table Summary
Holdings	%
Anheuser-Busch InBev SA, 2.00%, due 03/17/28	0.3%
JPMorgan Chase & Co., 1.96%, due 03/23/30	0.3%
Amazon.com, Inc., 4.05%, due 03/16/39	0.3%
Amazon.com, Inc., 3.35%, due 03/16/32	0.3%
Banco Santander SA, 4.88%, due 10/18/31	0.3%
UBS Group AG, 7.75%, due 03/01/29	0.3%
Banco Santander SA, 3.25%, due 04/02/29	0.2%
NTT Finance Corp., 0.38%, due 09/20/30	0.2%
Morgan Stanley, 3.38%, due 01/23/32	0.2%
Anheuser-Busch InBev SA, 2.75%, due 03/17/36	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg International Corporate Bond ETF to the State Street® SPDR® Bloomberg International Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR IBND

State Street® SPDR® Bloomberg International Treasury Bond ETF

BWX

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg International Treasury Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg International Treasury Bond ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$1,346,115,673
  Number of Portfolio Holdings1,370
  Portfolio Turnover Rate9%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.8%
United Kingdom	5.0%
France	4.9%
Canada	4.6%
China	4.6%
Italy	4.6%
Spain	4.5%
Germany	4.5%
South Korea	4.5%
Australia	4.0%

Top Ten Holdings

Table Summary
Holdings	%
Japan Government Five Year Bonds, 1.60%, due 12/20/30	0.3%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	0.3%
Republic of Austria Government Bonds, 4.15%, due 03/15/37	0.3%
Kingdom of Belgium Government Bonds, 5.00%, due 03/28/35	0.3%
Japan Government Ten Year Bonds, 0.10%, due 06/20/30	0.3%
Japan Government Ten Year Bonds, 0.80%, due 09/20/33	0.3%
Netherlands Government Bonds, 3.75%, due 01/15/42	0.3%
Japan Government Ten Year Bonds, 0.20%, due 03/20/32	0.3%
Japan Government Ten Year Bonds, 0.10%, due 03/20/31	0.2%
Japan Government Ten Year Bonds, 0.10%, due 09/20/29	0.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg International Treasury Bond ETF to the State Street® SPDR® Bloomberg International Treasury Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BWX

State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF

BWZ

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF	$17	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$294,387,992
  Number of Portfolio Holdings255
  Portfolio Turnover Rate26%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
Japan	22.8%
France	5.4%
United Kingdom	4.6%
Italy	4.6%
Germany	4.6%
Spain	4.6%
Canada	4.6%
China	4.6%
South Korea	4.5%
Australia	4.5%

Top Ten Holdings

Table Summary
Holdings	%
Kingdom of Belgium Government Bonds, 5.50%, due 03/28/28	1.7%
Japan Government Ten Year Bonds, 0.10%, due 03/20/28	1.3%
Australia Government Bonds, 3.25%, due 04/21/29	1.3%
Australia Government Bonds, 2.75%, due 11/21/28	1.2%
Netherlands Government Bonds, 5.50%, due 01/15/28	1.1%
U.K. Gilts, 4.38%, due 03/07/28	1.1%
Japan Government Ten Year Bonds, 0.10%, due 06/20/28	1.0%
Australia Government Bonds, 2.25%, due 05/21/28	1.0%
Japan Government Ten Year Bonds, 0.10%, due 12/20/27	1.0%
Japan Government Ten Year Bonds, 0.10%, due 09/20/28	1.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® Bloomberg Short Term International Treasury Bond ETF to the State Street® SPDR® Bloomberg Short Term International Treasury Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR BWZ

State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF

WIP

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$512,804,138
  Number of Portfolio Holdings178
  Portfolio Turnover Rate8%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Countries

Table Summary
Countries	%
United Kingdom	17.4%
France	8.2%
Brazil	7.0%
Italy	5.8%
Mexico	5.6%
Germany	4.6%
South Africa	4.6%
Australia	4.6%
Canada	4.5%
Israel	4.5%

Top Ten Holdings

Table Summary
Holdings	%
Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 04/15/30	2.3%
U.K. Inflation-Linked Gilts, 0.13%, due 08/10/28	1.5%
Spain Government Bonds Inflation-Linked, 0.70%, due 11/30/33	1.5%
Republic of Poland Government Bonds, 2.00%, due 08/25/36	1.4%
Turkiye Government Bonds, 2.48%, due 05/02/29	1.4%
U.K. Inflation-Linked Gilts, 0.75%, due 11/22/33	1.4%
U.K. Inflation-Linked Gilts, 0.13%, due 03/22/68	1.3%
French Republic Government Bonds OAT, 3.15%, due 07/25/32	1.3%
Canada Government Real Return Bonds, 3.00%, due 12/01/36	1.3%
Australia Government Bonds, 2.00%, due 08/21/35	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective April 30, 2026, the Fund’s name changed from the SPDR® FTSE International Government Inflation-Protected Bond ETF to the State Street® SPDR® FTSE International Government Inflation-Protected Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR WIP

State Street® SPDR® S&P® Leveraged Loan ETF

LVLN

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

June 30, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® S&P® Leveraged Loan ETF (the "Fund") for the period of January 1, 2026 through June 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Leveraged Loan ETF	$20	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 6/30/2026

  Total Net Assets$44,405,107
  Number of Portfolio Holdings164
  Portfolio Turnover Rate71%

What did the Fund invest in as of 6/30/2026? (as a percentage of total net assets)

Top Ten Industries

Table Summary
Industries	%
Software	12.0%
Commercial Services	6.7%
Retail	6.5%
Insurance	5.2%
Pharmaceuticals	5.1%
Entertainment	5.0%
Health Care Providers & Services	5.0%
Chemicals	3.9%
Diversified Financial Services	3.9%
Containers & Packaging	3.3%

Top Ten Holdings

Table Summary
Holdings	%
EG America LLC, 6.92%, due 02/10/31	1.1%
Delta 2 Lux SARL, 5.48%, due 09/30/31	1.1%
Cushman & Wakefield U.S. Borrower LLC, 5.89%, due 06/13/33	1.1%
TK Elevator Midco GmbH, 6.38%, due 04/30/30	1.1%
Bausch & Lomb Corp., 7.39%, due 01/15/31	1.1%
Amneal Pharmaceuticals LLC, 6.64%, due 08/01/32	1.1%
Great Outdoors Group LLC, 6.89%, due 01/23/32	1.1%
Star Parent, Inc., 7.73%, due 09/27/30	1.1%
Hunter Douglas, Inc., 6.73%, due 01/20/32	1.1%
Fertitta Entertainment LLC, 6.89%, due 01/27/29	1.1%

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR LVLN

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
June 30, 2026
SPDR® Series Trust - Fixed Income Funds
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (formerly SPDR Bloomberg Emerging Markets Local Bond ETF)
State Street SPDR Bloomberg International Corporate Bond ETF (formerly SPDR Bloomberg International Corporate Bond ETF)
State Street SPDR Bloomberg International Treasury Bond ETF (formerly SPDR Bloomberg International Treasury Bond ETF)
State Street SPDR Bloomberg Short Term International Treasury Bond ETF (formerly SPDR Bloomberg Short Term International Treasury Bond ETF)
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (formerly SPDR FTSE International Government Inflation-Protected Bond ETF)
State Street SPDR S&P Leveraged Loan ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited) (N-CSR Item 6)
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (EBND) (formerly SPDR Bloomberg Emerging Markets Local Bond ETF)	1
State Street SPDR Bloomberg International Corporate Bond ETF (IBND) (formerly SPDR Bloomberg International Corporate Bond ETF)	10
State Street SPDR Bloomberg International Treasury Bond ETF (BWX) (formerly SPDR Bloomberg International Treasury Bond ETF)	31
State Street SPDR Bloomberg Short Term International Treasury Bond ETF (BWZ) (formerly SPDR Bloomberg Short Term International Treasury Bond ETF)	47
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (WIP) (formerly SPDR FTSE International Government Inflation-Protected Bond ETF)	53
State Street SPDR S&P Leveraged Loan ETF (LVLN)	57
Financial Statements (Unaudited) (N-CSR Item 7)	66
Financial Highlights (Unaudited) (N-CSR Item 7)	74
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	80
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11)	90
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above

[This Page Intentionally Left Blank]

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 96.8%
BRAZIL — 4.4%
Brazil Government International Bonds 10.25%, 1/10/2028	BRL	1,000,000	$190,058
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2027	BRL	51,000,000	8,668,793
Zero Coupon, 10/1/2027	BRL	66,250,000	10,873,553
Zero Coupon, 4/1/2028	BRL	6,000,000	921,309
Zero Coupon, 7/1/2028	BRL	12,000,000	1,785,122
Zero Coupon, 1/1/2029	BRL	87,700,000	12,197,805
Zero Coupon, 7/1/2029	BRL	23,000,000	2,992,823
Zero Coupon, 1/1/2030	BRL	68,500,000	8,337,547
Zero Coupon, 1/1/2032	BRL	61,000,000	5,666,434
Brazil Notas do Tesouro Nacional:
10.00%, 1/1/2029	BRL	88,590,000	15,779,925
10.00%, 1/1/2031	BRL	99,000,000	16,613,885
10.00%, 1/1/2033	BRL	40,300,000	6,458,642
10.00%, 1/1/2035	BRL	56,500,000	8,759,850
10.00%, 1/1/2037	BRL	5,000,000	754,227
			99,999,973
CHILE — 3.1%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028	CLP	4,255,000,000	4,381,924
2.80%, 10/1/2033	CLP	2,200,000,000	2,027,991
4.70%, 9/1/2030	CLP	5,805,000,000	6,205,721
4.90%, 11/1/2027	CLP	2,720,000,000	2,965,021
5.00%, 10/1/2028	CLP	3,780,000,000	4,125,402
5.00%, 3/1/2035	CLP	5,300,000,000	5,587,475
5.10%, 7/15/2050	CLP	4,970,000,000	4,961,772
5.30%, 7/15/2032	CLP	1,365,000,000	1,479,684
5.30%, 11/1/2037	CLP	5,040,000,000	5,362,688
5.80%, 10/1/2029	CLP	6,420,000,000	7,158,676
5.80%, 10/1/2034	CLP	3,150,000,000	3,499,137
6.00%, 4/1/2033	CLP	9,330,000,000	10,449,839
6.00%, 1/1/2043	CLP	4,795,000,000	5,418,208
6.10%, 4/1/2056	CLP	1,970,000,000	2,212,453
6.20%, 10/1/2040	CLP	3,120,000,000	3,588,341
7.00%, 5/1/2034	CLP	370,000,000	442,463
			69,866,795
Security Description		Principal Amount	Value
CHINA — 12.3%
China Development Bank:
3.80%, 1/25/2036	CNY	6,500,000	$1,122,199
4.88%, 2/9/2028	CNY	3,000,000	466,158
China Government Bonds:
1.21%, 6/25/2028	CNY	10,000,000	1,472,890
1.29%, 3/15/2028	CNY	20,000,000	2,948,265
1.32%, 2/25/2029	CNY	5,000,000	738,277
1.36%, 12/15/2027	CNY	20,000,000	2,953,524
1.40%, 11/25/2028	CNY	15,000,000	2,217,273
1.42%, 11/15/2027	CNY	15,000,000	2,218,269
1.42%, 8/15/2028	CNY	25,000,000	3,696,606
1.43%, 1/25/2030	CNY	40,000,000	5,912,323
1.44%, 9/15/2027	CNY	25,000,000	3,695,378
1.45%, 2/25/2028	CNY	40,000,000	5,919,790
1.46%, 5/25/2028	CNY	30,000,000	4,440,935
1.50%, 4/15/2031	CNY	5,000,000	739,559
1.54%, 1/25/2031	CNY	10,000,000	1,481,181
1.55%, 7/25/2030	CNY	30,000,000	4,455,974
1.61%, 2/15/2035	CNY	33,000,000	4,842,121
1.62%, 8/15/2027	CNY	18,000,000	2,666,877
1.63%, 10/25/2030	CNY	20,000,000	2,976,372
1.65%, 5/15/2035	CNY	15,000,000	2,205,190
1.66%, 12/25/2032	CNY	15,000,000	2,226,592
1.66%, 3/25/2033	CNY	10,000,000	1,480,933
1.67%, 5/25/2035	CNY	40,000,000	5,894,070
1.74%, 10/15/2029	CNY	27,000,000	4,030,786
1.75%, 2/25/2036	CNY	15,000,000	2,215,076
1.78%, 9/15/2032	CNY	25,000,000	3,741,906
1.78%, 11/15/2035	CNY	20,000,000	2,960,334
1.79%, 3/25/2032	CNY	40,000,000	5,991,546
1.83%, 8/25/2035	CNY	41,000,000	6,096,857
1.87%, 9/15/2031	CNY	10,000,000	1,504,454
1.91%, 7/15/2029	CNY	25,000,000	3,751,531
1.92%, 1/15/2055	CNY	10,000,000	1,368,074
2.04%, 11/25/2034	CNY	10,000,000	1,519,927
2.05%, 4/15/2029	CNY	30,000,000	4,515,910
2.11%, 8/25/2034	CNY	31,000,000	4,742,736
2.12%, 6/25/2031	CNY	20,000,000	3,043,513
2.27%, 5/25/2034	CNY	30,000,000	4,641,074
2.28%, 3/25/2031	CNY	20,000,000	3,062,955
2.35%, 2/25/2034	CNY	20,000,000	3,110,967
2.37%, 1/15/2029	CNY	25,000,000	3,788,050
2.40%, 7/15/2028	CNY	21,000,000	3,169,774
2.44%, 10/15/2027	CNY	15,000,000	2,245,014
2.48%, 9/25/2028	CNY	10,000,000	1,515,674
2.50%, 7/25/2027	CNY	19,000,000	2,837,558
2.52%, 8/25/2033	CNY	18,000,000	2,827,120
2.54%, 12/25/2030	CNY	20,000,000	3,093,140
2.55%, 10/15/2028	CNY	25,000,000	3,795,353
2.60%, 9/15/2030	CNY	20,000,000	3,094,099
2.60%, 9/1/2032	CNY	20,000,000	3,137,051
2.62%, 4/15/2028	CNY	10,000,000	1,512,675
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.62%, 9/25/2029	CNY	20,000,000	$3,071,637
2.62%, 6/25/2030	CNY	18,000,000	2,781,552
2.64%, 1/15/2028	CNY	21,000,000	3,167,076
2.67%, 5/25/2033	CNY	20,000,000	3,166,685
2.67%, 11/25/2033	CNY	20,000,000	3,175,713
2.68%, 5/21/2030	CNY	25,000,000	3,865,709
2.69%, 8/15/2032	CNY	20,000,000	3,145,137
2.75%, 6/15/2029	CNY	14,000,000	2,153,492
2.75%, 2/17/2032	CNY	23,000,000	3,623,469
2.76%, 5/15/2032	CNY	15,000,000	2,368,754
2.79%, 12/15/2029	CNY	20,000,000	3,096,975
2.80%, 3/24/2029	CNY	20,000,000	3,074,250
2.80%, 3/25/2030	CNY	23,000,000	3,575,027
2.80%, 11/15/2032	CNY	15,000,000	2,385,687
2.88%, 2/25/2033	CNY	8,000,000	1,282,372
2.89%, 11/18/2031	CNY	20,500,000	3,249,779
2.91%, 10/14/2028	CNY	20,000,000	3,066,868
3.00%, 10/15/2053	CNY	10,000,000	1,705,925
3.01%, 5/13/2028	CNY	8,000,000	1,222,288
3.02%, 5/27/2031	CNY	20,000,000	3,180,930
3.12%, 10/25/2052	CNY	9,000,000	1,551,543
3.13%, 11/21/2029	CNY	20,000,000	3,137,145
3.19%, 4/15/2053	CNY	5,000,000	873,994
3.25%, 11/22/2028	CNY	10,000,000	1,551,405
3.27%, 11/19/2030	CNY	25,000,000	4,002,534
3.27%, 8/22/2046	CNY	10,000,000	1,729,837
3.27%, 3/25/2073	CNY	5,000,000	929,978
3.28%, 12/3/2027	CNY	20,400,000	3,108,099
3.29%, 5/23/2029	CNY	24,600,000	3,857,225
3.32%, 4/15/2052	CNY	8,000,000	1,423,628
3.39%, 3/16/2050	CNY	15,000,000	2,668,344
3.40%, 7/15/2072	CNY	10,000,000	1,908,938
3.48%, 11/21/2066	CNY	6,700,000	1,274,464
3.52%, 4/25/2046	CNY	5,000,000	895,649
3.53%, 10/18/2051	CNY	7,000,000	1,284,628
3.54%, 8/16/2028	CNY	10,000,000	1,555,808
3.72%, 4/12/2051	CNY	10,000,000	1,880,525
3.73%, 5/25/2070	CNY	25,000,000	5,080,025
3.74%, 9/22/2035	CNY	7,800,000	1,371,071
3.74%, 10/20/2045	CNY	3,000,000	555,204
3.76%, 3/22/2071	CNY	20,000,000	4,100,090
3.77%, 2/20/2047	CNY	8,000,000	1,484,102
3.81%, 9/14/2050	CNY	17,000,000	3,217,279
3.86%, 7/22/2049	CNY	10,000,000	1,898,468
3.96%, 7/29/2040	CNY	8,000,000	1,497,073
3.97%, 7/23/2048	CNY	8,000,000	1,534,147
4.00%, 6/24/2069	CNY	9,000,000	1,929,914
4.05%, 7/24/2047	CNY	8,000,000	1,547,352
4.08%, 3/1/2040	CNY	5,000,000	946,657
4.08%, 10/22/2048	CNY	15,300,000	2,984,573
4.09%, 4/27/2035	CNY	1,000,000	180,055
4.22%, 3/19/2048	CNY	8,000,000	1,589,042
4.28%, 10/23/2047	CNY	3,250,000	646,835
4.50%, 6/23/2041	CNY	11,000,000	2,192,119
4.63%, 8/11/2034	CNY	7,000,000	1,299,480
Security Description		Principal Amount	Value
4.76%, 9/16/2043	CNY	2,000,000	$415,706
			278,546,171
COLOMBIA — 3.9%
Colombia TES:
5.75%, 11/3/2027	COP	5,700,000,000	1,520,431
6.00%, 4/28/2028	COP	32,541,000,000	8,473,471
6.25%, 7/9/2036	COP	5,200,000,000	1,028,973
7.00%, 3/26/2031	COP	35,450,000,000	8,446,698
7.00%, 6/30/2032	COP	24,260,000,000	5,565,571
7.25%, 10/18/2034	COP	5,825,000,000	1,278,371
7.25%, 10/26/2050	COP	13,700,000,000	2,533,301
7.75%, 9/18/2030	COP	7,700,000,000	1,916,776
9.25%, 5/28/2042	COP	32,800,000,000	7,720,249
11.00%, 8/22/2029	COP	29,000,000,000	8,138,229
11.50%, 7/25/2046	COP	30,000,000,000	8,428,949
11.75%, 1/24/2035	COP	32,200,000,000	9,190,253
12.00%, 3/13/2058	COP	7,000,000,000	2,002,140
12.50%, 2/27/2030	COP	13,200,000,000	3,841,455
12.75%, 11/28/2040	COP	15,300,000,000	4,670,531
13.25%, 2/9/2033	COP	43,080,000,000	13,146,109
			87,901,507
CZECH REPUBLIC — 3.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	16,750,000	691,005
0.95%, 5/15/2030	CZK	111,780,000	4,697,659
1.20%, 3/13/2031	CZK	163,790,000	6,790,087
1.50%, 4/24/2040	CZK	72,660,000	2,286,550
1.75%, 6/23/2032	CZK	142,500,000	5,864,253
1.95%, 7/30/2037	CZK	40,600,000	1,469,001
2.00%, 10/13/2033	CZK	142,350,000	5,714,897
2.50%, 8/25/2028	CZK	131,400,000	6,017,072
2.75%, 7/23/2029	CZK	154,350,000	7,015,014
3.00%, 3/3/2033	CZK	60,700,000	2,645,012
3.50%, 5/30/2035	CZK	134,500,000	5,877,526
3.60%, 6/3/2036	CZK	97,000,000	4,222,587
4.00%, 4/4/2044	CZK	18,000,000	744,827
4.20%, 12/4/2036	CZK	78,180,000	3,560,150
4.25%, 10/24/2034	CZK	68,300,000	3,168,317
4.50%, 11/11/2032	CZK	117,000,000	5,578,238
4.85%, 11/26/2057	CZK	22,300,000	967,878
4.90%, 4/14/2034	CZK	116,350,000	5,655,343
4.95%, 2/27/2037	CZK	20,600,000	994,240
5.00%, 9/30/2030	CZK	114,270,000	5,582,182
5.30%, 9/19/2035	CZK	60,000,000	2,985,380
5.50%, 12/12/2028	CZK	65,000,000	3,174,024
5.75%, 3/29/2029	CZK	34,900,000	1,717,461
6.20%, 6/16/2031	CZK	20,000,000	1,029,452
			88,448,155
FRANCE — 0.0% *
Agence Francaise de Developpement EPIC Series EMTN, 5.75%, 10/9/2030	IDR	18,000,000,000	938,386
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
HUNGARY — 3.3%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	1,732,430,000	$5,121,961
2.25%, 4/20/2033	HUF	1,071,200,000	2,901,523
2.25%, 6/22/2034	HUF	885,900,000	2,328,595
3.00%, 10/27/2027	HUF	1,468,170,000	4,596,258
3.00%, 8/21/2030	HUF	1,705,000,000	5,071,672
3.00%, 10/27/2038	HUF	1,588,160,000	4,137,877
3.00%, 4/25/2041	HUF	671,300,000	1,684,345
3.25%, 10/22/2031	HUF	2,030,870,000	5,994,749
4.00%, 4/28/2051 (a)	HUF	270,000,000	720,553
4.50%, 3/23/2028	HUF	2,049,300,000	6,523,832
4.50%, 5/27/2032	HUF	890,000,000	2,781,720
4.75%, 11/24/2032	HUF	2,227,700,000	7,042,677
6.00%, 11/28/2029	HUF	445,000,000	1,470,125
6.75%, 10/22/2028	HUF	2,011,590,000	6,696,367
6.75%, 7/23/2031	HUF	1,480,000,000	5,103,721
7.00%, 10/24/2035	HUF	3,550,000,000	12,991,765
			75,167,740
INDIA — 7.7%
India Government Bonds:
5.77%, 8/3/2030	INR	380,000,000	3,910,423
5.79%, 5/11/2030	INR	330,000,000	3,405,372
5.85%, 12/1/2030	INR	460,000,000	4,743,210
6.01%, 7/21/2030	INR	460,000,000	4,795,638
6.10%, 7/12/2031	INR	600,000,000	6,092,858
6.28%, 7/14/2032	INR	200,000,000	2,077,586
6.33%, 5/5/2035	INR	680,000,000	6,908,198
6.36%, 2/16/2031	INR	250,000,000	2,619,325
6.45%, 10/7/2029	INR	180,000,000	1,904,231
6.48%, 10/6/2035	INR	720,000,000	7,378,468
6.54%, 1/17/2032	INR	595,000,000	6,257,149
6.67%, 12/17/2050	INR	550,000,000	5,300,191
6.68%, 1/27/2033	INR	150,000,000	1,551,029
6.68%, 7/7/2040	INR	750,000,000	7,695,596
6.75%, 12/23/2029	INR	160,000,000	1,710,121
6.79%, 12/30/2031	INR	200,000,000	2,134,293
6.79%, 10/7/2034	INR	650,000,000	6,860,840
6.79%, 12/2/2034	INR	15,000,000	157,903
6.94%, 5/11/2036	INR	250,000,000	2,642,066
6.99%, 12/15/2051	INR	550,000,000	5,581,516
7.02%, 6/18/2031	INR	250,000,000	2,690,264
7.04%, 6/3/2029	INR	241,000,000	2,595,854
7.10%, 4/18/2029	INR	260,000,000	2,804,292
7.10%, 4/8/2034	INR	700,000,000	7,525,775
7.16%, 9/20/2050	INR	390,000,000	4,043,186
7.17%, 4/17/2030	INR	300,000,000	3,243,605
7.18%, 8/14/2033	INR	700,000,000	7,575,610
7.18%, 7/24/2037	INR	690,000,000	7,460,854
7.24%, 8/18/2055	INR	350,000,000	3,669,108
7.25%, 11/13/2028	INR	5,000,000	53,861
7.26%, 1/14/2029	INR	195,000,000	2,107,737
7.26%, 8/22/2032	INR	600,000,000	6,525,661
Security Description		Principal Amount	Value
7.26%, 2/6/2033	INR	560,000,000	$6,079,926
7.29%, 1/27/2033	INR	15,000,000	163,320
7.30%, 6/19/2053	INR	700,000,000	7,366,458
7.32%, 11/13/2030	INR	270,000,000	2,902,995
7.36%, 9/12/2052	INR	600,000,000	6,350,210
7.37%, 10/23/2028	INR	50,000,000	541,783
7.37%, 1/23/2054	INR	17,000,000	181,707
7.41%, 12/19/2036	INR	575,000,000	6,318,248
7.54%, 5/23/2036	INR	570,000,000	6,305,956
7.71%, 5/18/2066	INR	50,000,000	546,811
7.72%, 6/15/2049	INR	330,000,000	3,628,176
			174,407,410
INDONESIA — 5.2%
Indonesia Treasury Bonds:
6.13%, 5/15/2028	IDR	48,750,000,000	2,667,566
6.25%, 6/15/2036	IDR	30,000,000,000	1,560,640
6.38%, 8/15/2028	IDR	60,000,000,000	3,305,468
6.38%, 4/15/2032	IDR	80,000,000,000	4,269,102
6.38%, 7/15/2037	IDR	10,000,000,000	517,007
6.38%, 4/15/2042	IDR	1,700,000,000	87,481
6.50%, 7/15/2030	IDR	75,000,000,000	4,085,570
6.50%, 2/15/2031	IDR	81,700,000,000	4,433,405
6.50%, 4/15/2036	IDR	40,000,000,000	2,134,519
6.63%, 5/15/2033	IDR	55,000,000,000	2,951,723
6.63%, 2/15/2034	IDR	60,000,000,000	3,213,232
6.75%, 7/15/2035	IDR	70,000,000,000	3,766,219
6.88%, 4/15/2029	IDR	59,000,000,000	3,267,197
6.88%, 8/15/2051	IDR	30,000,000,000	1,593,813
6.88%, 7/15/2054	IDR	55,500,000,000	2,927,142
7.00%, 9/15/2030	IDR	75,600,000,000	4,182,970
7.00%, 2/15/2033	IDR	70,000,000,000	3,846,794
7.13%, 6/15/2038	IDR	50,000,000,000	2,742,455
7.13%, 8/15/2040	IDR	50,000,000,000	2,764,457
7.13%, 6/15/2042	IDR	60,000,000,000	3,285,969
7.13%, 6/15/2043	IDR	42,000,000,000	2,301,185
7.13%, 8/15/2045	IDR	70,000,000,000	3,878,736
7.38%, 5/15/2048	IDR	41,700,000,000	2,337,346
7.50%, 8/15/2032	IDR	31,300,000,000	1,777,140
7.50%, 6/15/2035	IDR	70,600,000,000	3,989,784
7.50%, 5/15/2038	IDR	43,910,000,000	2,496,565
7.50%, 4/15/2040	IDR	75,000,000,000	4,244,012
8.25%, 5/15/2029	IDR	52,150,000,000	2,985,418
8.25%, 6/15/2032	IDR	3,710,000,000	217,718
8.25%, 5/15/2036	IDR	47,090,000,000	2,817,487
8.38%, 3/15/2034	IDR	72,700,000,000	4,341,298
8.38%, 4/15/2039	IDR	40,000,000,000	2,442,386
8.75%, 5/15/2031	IDR	39,050,000,000	2,324,158
8.75%, 2/15/2044	IDR	17,050,000,000	1,087,281
9.00%, 3/15/2029	IDR	50,000,000,000	2,923,465
9.50%, 5/15/2041	IDR	1,000,000,000	67,355
9.75%, 5/15/2037	IDR	1,250,000,000	82,442
10.00%, 2/15/2028	IDR	10,000,000,000	582,236
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia:
5.88%, 7/15/2028	IDR	41,571,000,000	$2,261,967
6.10%, 2/15/2037	IDR	2,000,000,000	102,043
6.38%, 3/15/2034	IDR	87,522,000,000	4,686,681
6.50%, 6/15/2039	IDR	13,000,000,000	682,112
6.63%, 9/15/2029	IDR	10,000,000,000	546,354
6.63%, 7/15/2041	IDR	2,000,000,000	107,224
6.75%, 6/15/2047	IDR	56,875,000,000	3,005,691
6.88%, 12/15/2049	IDR	38,000,000,000	2,014,153
7.75%, 10/15/2046	IDR	23,000,000,000	1,354,751
8.88%, 11/15/2031	IDR	64,200,000,000	3,899,095
			117,158,812
ISRAEL — 4.2%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	18,600,000	5,718,902
1.30%, 4/30/2032	ILS	31,900,000	9,477,414
1.50%, 5/31/2037	ILS	32,250,000	8,591,406
2.25%, 9/28/2028	ILS	24,376,000	7,987,109
2.80%, 11/29/2052	ILS	24,100,000	6,156,829
3.75%, 9/30/2027	ILS	27,000,000	9,112,189
3.75%, 2/28/2029	ILS	31,680,000	10,735,016
3.75%, 7/31/2031	ILS	6,500,000	2,212,410
3.75%, 3/31/2047	ILS	18,812,000	5,985,896
4.00%, 3/30/2035	ILS	32,500,000	11,144,952
4.10%, 7/31/2028	ILS	14,000,000	4,774,952
4.15%, 10/31/2035	ILS	3,000,000	1,039,290
4.60%, 8/31/2029	ILS	6,700,000	2,332,441
5.50%, 1/31/2042	ILS	23,460,000	9,259,257
6.25%, 10/30/2026	ILS	825,000	279,403
			94,807,466
MALAYSIA — 5.9%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	17,220,000	4,082,290
3.34%, 5/15/2030	MYR	3,000,000	735,238
3.48%, 7/2/2035	MYR	3,000,000	727,666
3.52%, 4/20/2028	MYR	15,480,000	3,817,810
3.58%, 7/15/2032	MYR	12,080,000	2,970,755
3.73%, 6/15/2028	MYR	8,390,000	2,077,546
3.76%, 5/22/2040	MYR	7,650,000	1,857,624
3.77%, 1/15/2041	MYR	2,000,000	485,935
3.83%, 7/5/2034	MYR	16,110,000	4,007,792
3.84%, 4/15/2033	MYR	7,860,000	1,960,923
3.89%, 8/15/2029	MYR	16,805,000	4,193,310
3.90%, 11/16/2027	MYR	8,770,000	2,172,673
3.92%, 7/15/2055	MYR	7,000,000	1,660,841
3.99%, 4/23/2046	MYR	2,000,000	491,276
4.05%, 4/18/2039	MYR	15,000,000	3,754,675
4.07%, 6/15/2050	MYR	13,440,000	3,311,967
4.13%, 4/15/2032	MYR	800,000	202,587
4.18%, 5/16/2044	MYR	12,000,000	3,025,735
4.23%, 6/30/2031	MYR	3,000,000	763,615
Security Description		Principal Amount	Value
4.25%, 5/31/2035	MYR	7,255,000	$1,864,510
4.46%, 3/31/2053	MYR	6,980,000	1,817,508
4.50%, 4/30/2029	MYR	7,300,000	1,849,225
4.50%, 4/15/2030	MYR	13,000,000	3,317,537
4.64%, 11/7/2033	MYR	13,910,000	3,638,432
4.70%, 10/15/2042	MYR	9,440,000	2,525,622
4.74%, 3/15/2046	MYR	8,075,000	2,185,092
4.76%, 4/7/2037	MYR	8,080,000	2,158,480
4.89%, 6/8/2038	MYR	9,370,000	2,526,330
4.92%, 7/6/2048	MYR	8,860,000	2,461,878
4.94%, 9/30/2043	MYR	5,000,000	1,376,353
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	10,180,000	2,505,328
3.45%, 7/15/2036	MYR	7,350,000	1,774,051
3.47%, 10/15/2030	MYR	5,252,000	1,292,284
3.60%, 7/31/2028	MYR	14,160,000	3,499,054
3.61%, 4/30/2035	MYR	11,300,000	2,769,542
3.64%, 8/30/2030	MYR	5,000,000	1,238,719
3.78%, 5/31/2045	MYR	10,000,000	2,386,045
3.80%, 10/8/2031	MYR	12,300,000	3,070,675
3.97%, 7/16/2040	MYR	10,000,000	2,474,573
4.04%, 1/31/2056	MYR	3,000,000	727,008
4.12%, 11/30/2034	MYR	16,000,000	4,069,048
4.13%, 7/9/2029	MYR	15,000,000	3,766,721
4.19%, 10/7/2032	MYR	11,000,000	2,797,804
4.25%, 9/30/2030	MYR	11,600,000	2,941,443
4.26%, 7/26/2027	MYR	5,480,000	1,360,444
4.28%, 3/23/2054	MYR	16,000,000	4,043,826
4.29%, 8/14/2043	MYR	10,580,000	2,702,120
4.37%, 10/31/2028	MYR	8,000,000	2,011,314
4.42%, 9/30/2041	MYR	9,280,000	2,403,198
4.47%, 9/15/2039	MYR	12,376,000	3,221,963
4.58%, 8/30/2033	MYR	13,400,000	3,491,254
4.64%, 11/15/2049	MYR	4,000,000	1,069,462
4.66%, 3/31/2038	MYR	8,720,000	2,306,159
4.72%, 6/15/2033	MYR	5,200,000	1,365,738
4.76%, 8/4/2037	MYR	3,300,000	881,128
4.79%, 10/31/2035	MYR	810,000	216,712
4.90%, 5/8/2047	MYR	1,750,000	482,808
5.36%, 5/15/2052	MYR	13,000,000	3,840,531
			132,730,177
MEXICO — 5.7%
Mexico Bonos:
7.50%, 6/3/2027	MXN	700	40
7.50%, 5/26/2033	MXN	138,560,000	7,406,810
7.75%, 5/29/2031	MXN	241,716,800	13,437,511
7.75%, 11/23/2034	MXN	231,508,100	12,319,099
7.75%, 11/13/2042	MXN	220,089,600	10,757,137
8.00%, 4/15/2032	MXN	70,000,000	3,876,635
8.00%, 5/24/2035	MXN	56,000,000	2,991,930
8.00%, 2/21/2036	MXN	91,000,000	4,857,482
8.00%, 11/7/2047	MXN	169,050,800	8,298,545
8.00%, 7/31/2053	MXN	142,000,000	6,890,682
8.00%, 4/29/2055	MXN	30,000,000	1,452,639
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
8.50%, 3/2/2028	MXN	52,800,000	$3,070,475
8.50%, 3/1/2029	MXN	255,000,000	14,805,141
8.50%, 5/31/2029	MXN	151,446,300	8,780,700
8.50%, 2/28/2030	MXN	160,500,000	9,243,716
8.50%, 11/18/2038	MXN	160,630,000	8,632,079
10.00%, 11/20/2036	MXN	5,180,000	315,539
Mexico Cetes:
Zero Coupon, 7/8/2027	MXN	80,000,000	4,266,687
Zero Coupon, 9/2/2027	MXN	90,000,000	4,743,178
Zero Coupon, 12/23/2027	MXN	26,000,000	1,336,756
Zero Coupon, 2/17/2028	MXN	40,000,000	2,030,297
			129,513,078
PERU — 3.0%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	14,200,000	3,625,397
5.40%, 8/12/2034	PEN	22,075,000	6,316,407
6.15%, 8/12/2032	PEN	29,457,000	9,359,626
6.71%, 2/12/2055	PEN	4,300,000	1,279,443
6.85%, 8/12/2035 (a)	PEN	26,590,000	8,185,441
6.85%, 2/12/2042	PEN	4,200,000	1,255,401
6.90%, 8/12/2037	PEN	40,275,000	12,068,395
6.95%, 8/12/2031	PEN	21,000,000	6,994,156
7.30%, 8/12/2033	PEN	28,350,000	9,314,847
7.60%, 8/12/2039 (a)	PEN	29,040,000	9,116,536
Peru Government International Bonds 6.71%, 2/12/2055	PEN	475,000	141,334
			67,656,983
PHILIPPINES — 4.0%
Philippines Government Bonds:
2.88%, 7/9/2030	PHP	153,500,000	2,162,746
3.63%, 4/22/2028	PHP	300,000,000	4,658,712
3.63%, 3/21/2033	PHP	43,150,000	580,423
3.75%, 8/12/2028	PHP	260,000,000	4,017,656
4.00%, 7/22/2031	PHP	227,000,000	3,253,538
4.63%, 9/9/2040	PHP	156,500,000	1,997,628
4.88%, 1/20/2032	PHP	190,000,000	2,814,260
5.13%, 7/15/2041	PHP	10,000,000	133,911
5.25%, 5/18/2037	PHP	48,800,000	686,782
5.93%, 2/23/2036	PHP	260,000,000	3,934,628
6.00%, 4/27/2030	PHP	50,000,000	794,986
6.13%, 1/18/2031	PHP	200,000,000	3,169,165
6.13%, 10/24/2037	PHP	67,000,000	1,011,692
6.25%, 3/22/2028	PHP	127,700,000	2,075,914
6.25%, 1/25/2034	PHP	200,000,000	3,127,736
6.25%, 2/28/2044	PHP	80,000,000	1,196,553
6.38%, 7/27/2030	PHP	520,000,000	8,368,513
6.38%, 4/28/2035	PHP	425,000,000	6,635,612
6.38%, 1/30/2050	PHP	45,000,000	674,851
Security Description		Principal Amount	Value
6.50%, 5/19/2029	PHP	184,000,000	$2,998,046
6.50%, 2/22/2038	PHP	40,000,000	623,807
6.63%, 8/17/2033	PHP	130,000,000	2,090,960
6.75%, 9/15/2032	PHP	400,000,000	6,469,746
6.75%, 1/24/2039	PHP	117,700,000	1,871,059
6.88%, 1/10/2029	PHP	293,000,000	4,817,908
6.88%, 5/23/2044	PHP	185,000,000	2,961,034
7.00%, 10/13/2029	PHP	100,000,000	1,649,629
7.25%, 6/23/2032	PHP	61,000,000	1,011,358
8.00%, 7/19/2031	PHP	274,237,338	4,689,462
8.00%, 9/30/2035	PHP	108,000,000	1,873,467
8.13%, 12/16/2035	PHP	198,800,000	3,477,805
8.13%, 11/24/2042	PHP	95,000,000	1,705,053
9.25%, 11/5/2034	PHP	100,000,000	1,869,577
			89,404,217
POLAND — 4.4%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2028	PLN	25,600,000	6,413,398
Zero Coupon, 1/25/2029	PLN	34,500,000	8,262,976
1.25%, 10/25/2030	PLN	19,730,000	4,588,905
1.75%, 4/25/2032	PLN	48,000,000	10,836,294
2.50%, 7/25/2027	PLN	15,440,000	4,053,275
2.75%, 4/25/2028	PLN	10,000,000	2,606,062
2.75%, 10/25/2029	PLN	21,450,000	5,442,112
4.00%, 7/25/2031	PLN	5,800,000	1,492,840
4.00%, 4/25/2047	PLN	2,400,000	520,883
4.50%, 7/25/2030	PLN	30,600,000	8,145,872
4.50%, 1/25/2031	PLN	8,800,000	2,334,135
4.75%, 7/25/2029	PLN	31,400,000	8,468,753
5.00%, 1/25/2030	PLN	19,600,000	5,320,880
5.00%, 10/25/2034	PLN	30,200,000	7,980,756
5.00%, 10/25/2035	PLN	24,000,000	6,286,519
5.00%, 4/25/2037	PLN	1,400,000	360,460
5.25%, 4/25/2036	PLN	5,000,000	1,326,603
6.00%, 10/25/2033	PLN	30,660,000	8,658,777
7.50%, 7/25/2028	PLN	25,540,000	7,245,295
			100,344,795
ROMANIA — 3.4%
Romania Government Bonds:
2.50%, 10/25/2027	RON	9,100,000	1,895,499
3.65%, 9/24/2031	RON	17,650,000	3,374,758
4.15%, 1/26/2028	RON	15,750,000	3,332,138
4.15%, 10/24/2030	RON	2,930,000	583,049
4.25%, 4/28/2036	RON	7,000,000	1,262,204
4.75%, 10/11/2034	RON	25,340,000	4,856,492
4.85%, 7/25/2029	RON	17,700,000	3,694,431
5.00%, 2/12/2029	RON	20,585,000	4,348,135
6.30%, 4/26/2028	RON	16,600,000	3,623,526
6.30%, 4/25/2029	RON	11,000,000	2,392,672
6.70%, 2/25/2032	RON	28,650,000	6,263,595
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
6.75%, 4/25/2035 (a)	RON	16,000,000	$3,492,433
6.85%, 7/29/2030	RON	6,000,000	1,322,606
7.10%, 7/31/2034	RON	19,250,000	4,296,873
7.20%, 5/31/2027	RON	10,000,000	2,201,661
7.20%, 10/30/2033	RON	17,500,000	3,924,856
7.35%, 4/28/2031	RON	10,500,000	2,358,816
7.50%, 7/27/2033	RON	11,600,000	2,642,480
7.65%, 7/27/2031	RON	9,500,000	2,162,173
7.90%, 2/24/2038	RON	17,500,000	4,103,176
8.00%, 4/29/2030	RON	23,065,000	5,270,947
8.25%, 9/29/2032	RON	22,295,000	5,249,382
8.75%, 10/30/2028	RON	15,650,000	3,590,791
			76,242,693
SOUTH AFRICA — 4.4%
Republic of South Africa Government Bonds:
6.25%, 3/31/2036	ZAR	38,241,000	1,997,631
7.00%, 2/28/2031	ZAR	121,667,000	7,168,633
8.00%, 1/31/2030	ZAR	153,825,000	9,463,666
8.25%, 3/31/2032	ZAR	183,627,000	11,319,287
8.50%, 1/31/2037	ZAR	186,227,000	11,299,955
8.75%, 1/31/2044	ZAR	231,056,000	13,821,317
8.75%, 2/28/2048	ZAR	184,035,000	11,030,666
8.88%, 2/28/2035	ZAR	187,325,000	11,839,488
9.00%, 1/31/2040	ZAR	206,340,000	12,721,082
9.88%, 3/31/2039	ZAR	30,000,000	1,980,644
10.00%, 3/31/2033	ZAR	8,000,000	533,700
10.13%, 3/31/2042	ZAR	10,000,000	669,529
10.50%, 12/21/2027	ZAR	22,993,333	1,459,002
10.88%, 3/31/2038	ZAR	12,000,000	846,972
11.63%, 3/31/2053	ZAR	45,000,000	3,510,108
			99,661,680
SOUTH KOREA — 9.3%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	5,450,000,000	2,442,843
1.38%, 12/10/2029	KRW	10,000,000,000	5,945,956
1.38%, 6/10/2030	KRW	10,000,000,000	5,874,661
1.50%, 12/10/2030	KRW	10,000,000,000	5,814,911
1.50%, 9/10/2036	KRW	6,003,000,000	3,022,884
1.50%, 9/10/2040	KRW	5,000,000,000	2,288,788
1.50%, 3/10/2050	KRW	15,730,000,000	5,880,374
1.63%, 9/10/2070	KRW	6,550,000,000	1,993,680
1.88%, 6/10/2029	KRW	7,280,000,000	4,461,091
1.88%, 9/10/2041	KRW	4,000,000,000	1,897,991
1.88%, 3/10/2051	KRW	18,000,000,000	7,240,951
2.00%, 6/10/2031	KRW	8,500,000,000	5,002,301
2.00%, 3/10/2046	KRW	1,370,000,000	615,323
2.00%, 3/10/2049	KRW	10,835,000,000	4,639,253
2.13%, 3/10/2047	KRW	6,812,000,000	3,086,706
2.25%, 9/10/2027	KRW	1,000,000,000	636,069
2.25%, 6/10/2028	KRW	11,000,000,000	6,923,308
2.25%, 9/10/2037	KRW	3,570,000,000	1,910,123
2.38%, 12/10/2027	KRW	5,600,000,000	3,556,468
2.38%, 12/10/2028	KRW	1,839,000,000	1,152,153
Security Description		Principal Amount	Value
2.38%, 12/10/2031	KRW	7,000,000,000	$4,159,308
2.38%, 9/10/2038	KRW	4,409,000,000	2,356,939
2.50%, 9/10/2030	KRW	8,000,000,000	4,886,670
2.50%, 3/10/2052	KRW	11,000,000,000	5,027,882
2.63%, 6/10/2028	KRW	2,000,000,000	1,267,787
2.63%, 3/10/2030	KRW	10,000,000,000	6,184,718
2.63%, 6/10/2035	KRW	3,500,000,000	2,013,424
2.63%, 9/10/2035	KRW	870,000,000	498,529
2.63%, 3/10/2048	KRW	6,754,000,000	3,321,433
2.63%, 3/10/2055	KRW	15,500,000,000	7,144,505
2.63%, 9/10/2055	KRW	11,500,000,000	5,311,983
2.75%, 12/10/2028	KRW	5,000,000,000	3,160,588
2.75%, 12/10/2044	KRW	5,000,000,000	2,595,743
2.75%, 9/10/2054	KRW	7,500,000,000	3,557,600
2.75%, 9/10/2074	KRW	2,500,000,000	1,105,822
2.88%, 12/10/2027	KRW	4,000,000,000	2,558,331
2.88%, 9/10/2044	KRW	4,000,000,000	2,121,805
3.00%, 9/10/2029	KRW	5,500,000,000	3,469,145
3.00%, 12/10/2034	KRW	6,000,000,000	3,581,056
3.00%, 12/10/2042	KRW	6,265,000,000	3,439,283
3.13%, 9/10/2027	KRW	5,000,000,000	3,213,029
3.13%, 9/10/2052	KRW	6,000,000,000	3,110,877
3.25%, 3/10/2028	KRW	7,500,000,000	4,808,678
3.25%, 3/10/2029	KRW	7,000,000,000	4,463,909
3.25%, 6/10/2033	KRW	5,500,000,000	3,379,659
3.25%, 12/10/2035	KRW	6,000,000,000	3,613,136
3.25%, 9/10/2042	KRW	3,200,000,000	1,820,437
3.25%, 3/10/2053	KRW	11,000,000,000	5,839,839
3.25%, 3/10/2054	KRW	10,500,000,000	5,514,307
3.38%, 3/10/2031	KRW	4,000,000,000	2,519,763
3.38%, 6/10/2032	KRW	6,500,000,000	4,060,094
3.50%, 9/10/2028	KRW	7,000,000,000	4,507,222
3.50%, 6/10/2034	KRW	5,500,000,000	3,410,578
3.50%, 3/10/2056	KRW	6,000,000,000	3,312,264
3.50%, 9/10/2072	KRW	2,500,000,000	1,353,377
3.63%, 9/10/2053	KRW	7,200,000,000	4,086,084
3.88%, 9/10/2043	KRW	3,500,000,000	2,147,368
4.00%, 12/10/2031	KRW	1,395,000,000	899,785
4.13%, 12/10/2033	KRW	5,000,000,000	3,239,194
4.25%, 12/10/2032	KRW	5,500,000,000	3,593,355
			211,041,340
SUPRANATIONAL — 1.1%
Asian Development Bank:
Series GMTN, 4.50%, 5/30/2028	PEN	6,650,000	1,919,901
Series EMTN, 5.25%, 1/29/2030	PEN	6,000,000	1,738,427
Series EMTN, 11.00%, 8/31/2026	COP	5,280,000,000	1,524,831
Asian Infrastructure Investment Bank Series EMTN, 7.00%, 3/1/2029	INR	100,000,000	1,042,842
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Corp. Andina de Fomento:
Series EMTN, 7.40%, 6/30/2035	IDR	50,000,000,000	$2,614,821
Series EMTN, 9.00%, 6/16/2027	MXN	19,500,000	1,131,723
European Bank for Reconstruction & Development:
Series EMTN, Zero Coupon, 1/28/2027	MXN	31,360,000	1,716,641
Series GMTN, 6.25%, 4/11/2028	INR	300,000,000	3,101,441
Series GMTN, 6.30%, 10/26/2027	INR	90,000,000	934,531
Inter-American Development Bank:
Series EMTN, 7.00%, 1/25/2029	INR	250,000,000	2,612,824
Series GMTN, 7.35%, 10/6/2030	INR	100,000,000	1,053,273
International Bank for Reconstruction & Development:
Series EMTN, 2.98%, 6/28/2028	PLN	2,000,000	517,563
Series EMTN, 6.50%, 4/17/2030	INR	100,000,000	1,024,946
Series EMTN, 6.75%, 7/13/2029	INR	60,000,000	620,650
Series EMTN, 7.05%, 7/22/2029	INR	200,000,000	2,087,162
International Finance Corp. Series GMTN, 7.02%, 4/6/2028	MXN	30,000,000	1,686,816
			25,328,392
THAILAND — 4.6%
Thailand Government Bonds:
1.19%, 4/17/2029	THB	110,000,000	3,302,536
1.34%, 3/17/2031	THB	51,500,000	1,534,371
1.59%, 12/17/2035	THB	80,000,000	2,313,249
1.60%, 12/17/2029	THB	63,400,000	1,920,923
1.60%, 6/17/2035	THB	102,700,000	2,991,412
1.66%, 3/17/2030	THB	105,000,000	3,183,785
1.84%, 5/17/2036	THB	90,000,000	2,659,495
1.88%, 6/17/2049	THB	52,000,000	1,240,967
2.00%, 12/17/2031	THB	125,000,000	3,831,118
2.00%, 6/17/2042	THB	49,000,000	1,332,841
2.05%, 4/17/2028	THB	100,000,000	3,058,298
2.40%, 11/17/2027	THB	100,000,000	3,065,954
2.40%, 3/17/2029	THB	94,200,000	2,918,229
2.41%, 3/17/2035	THB	140,000,000	4,356,414
2.44%, 6/17/2077	THB	5,000,000	117,087
2.50%, 11/17/2029	THB	106,080,000	3,307,819
2.50%, 6/17/2071	THB	59,000,000	1,407,356
Security Description		Principal Amount	Value
2.65%, 6/17/2028	THB	103,500,000	$3,204,031
2.70%, 6/17/2040	THB	120,000,000	3,701,061
2.75%, 6/17/2052	THB	50,000,000	1,415,119
2.80%, 6/17/2034	THB	110,000,000	3,523,321
2.88%, 12/17/2028	THB	77,510,000	2,425,543
2.88%, 6/17/2046	THB	100,955,000	2,984,830
2.98%, 6/17/2045	THB	70,500,000	2,123,609
3.14%, 6/17/2047	THB	27,250,000	834,108
3.15%, 6/17/2050	THB	48,000,000	1,464,119
3.22%, 3/17/2046	THB	15,000,000	467,587
3.30%, 6/17/2038	THB	85,136,000	2,821,280
3.35%, 6/17/2033	THB	87,000,000	2,878,666
3.39%, 6/17/2037	THB	110,000,000	3,691,104
3.40%, 6/17/2036	THB	51,940,000	1,748,808
3.45%, 6/17/2043	THB	115,000,000	3,715,169
3.58%, 12/17/2027	THB	4,650,000	145,006
3.60%, 6/17/2067	THB	59,000,000	1,879,828
3.65%, 6/20/2031	THB	61,575,000	2,032,582
3.78%, 6/25/2032	THB	91,120,000	3,062,688
3.80%, 6/14/2041	THB	12,750,000	443,000
4.00%, 6/17/2055	THB	120,000,000	4,196,229
4.00%, 6/17/2066	THB	88,080,000	3,039,229
4.00%, 6/17/2072	THB	16,000,000	553,501
4.68%, 6/29/2044	THB	78,400,000	2,931,837
4.85%, 6/17/2061	THB	53,195,000	2,094,406
4.88%, 6/22/2029	THB	88,904,000	2,952,965
5.67%, 3/13/2028	THB	10,000,000	323,927
			103,195,407
TURKEY — 3.0%
Turkiye Government Bonds:
9.10%, 2/16/2028	TRY	110,000,000	1,611,001
10.28%, 9/15/2027	TRY	237,735,000	3,847,516
10.40%, 10/13/2032	TRY	255,000,000	2,369,911
10.50%, 8/11/2027	TRY	70,604,000	1,168,725
11.70%, 11/13/2030	TRY	2,500,000	27,915
12.40%, 3/8/2028	TRY	119,330,000	1,822,350
17.30%, 7/19/2028	TRY	266,000,000	4,254,126
17.80%, 7/13/2033	TRY	175,500,000	2,313,270
20.20%, 6/9/2027	TRY	136,500,000	2,554,304
21.50%, 4/28/2032	TRY	73,000,000	1,121,056
26.20%, 10/5/2033	TRY	442,316,380	8,126,251
27.70%, 9/27/2034	TRY	70,000,000	1,345,822
30.00%, 9/12/2029	TRY	390,000,000	7,522,172
31.08%, 11/8/2028	TRY	497,400,000	9,865,442
33.90%, 10/2/2030	TRY	220,000,000	4,668,260
34.10%, 7/10/2030	TRY	12,600,000	273,563
36.78%, 10/13/2027	TRY	320,000,000	6,831,344
37.84%, 7/14/2027	TRY	312,000,000	6,715,736
41.00%, 5/5/2027	TRY	20,000,000	438,319
			66,877,083
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,242,099,423)			2,189,238,260

See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	7,370,861	$7,370,861
State Street Navigator Securities Lending Portfolio II (d) (e)	16,725,242	16,725,242
TOTAL SHORT-TERM INVESTMENTS (Cost $24,096,103)		24,096,103
TOTAL INVESTMENTS — 97.9% (Cost $2,266,195,526)		2,213,334,363
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		46,947,901
NET ASSETS — 100.0%		$2,260,282,264

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
At June 30, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	USD 3,142,349	INR 300,000,000	07/08/2026	$25,807
Goldman Sachs Bank USA	INR 500,000,000	USD 5,277,323	07/08/2026	(2,937)
Goldman Sachs Bank USA	USD 1,578,283	INR 150,000,000	08/11/2026	902
Standard Chartered Bank	USD 2,095,219	INR 200,000,000	07/08/2026	16,885
Total				$40,657

INR	Indian Rupee
During the period ended June 30, 2026, the average notional value related to forward foreign currency exchange contracts was $16,525,856.
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$2,189,238,260	$—	$2,189,238,260
Short-Term Investments	24,096,103	—	—	24,096,103
TOTAL INVESTMENTS	$24,096,103	$2,189,238,260	$—	$2,213,334,363
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	$—	$43,594	$—	$43,594
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(2,937)	—	(2,937)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$40,657	$—	$40,657
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,405,831	$2,405,831	$116,214,941	$111,249,911	$—	$—	7,370,861	$7,370,861	$105,003
State Street Navigator Securities Lending Portfolio II	12,174,495	12,174,495	33,661,770	29,111,023	—	—	16,725,242	16,725,242	25,774
Total		$14,580,326	$149,876,711	$140,360,934	$—	$—		$24,096,103	$130,777
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
AUSTRALIA — 1.2%
Australia & New Zealand Banking Group Ltd. Series MTN, 4.95%, 2/5/2029	AUD	200,000	$138,505
BHP Billiton Finance Ltd. Series 12, 4.30%, 9/25/2042	GBP	500,000	548,717
Commonwealth Bank of Australia:
Series MTN, 4.90%, 8/17/2028	AUD	200,000	138,456
Series MTN, 5.03%, 1/15/2031	AUD	650,000	449,870
National Australia Bank Ltd.:
Series GMTN, 1.38%, 8/30/2028	EUR	296,000	327,616
Series GMTN, 2.13%, 5/24/2028	EUR	400,000	450,604
Series EMTN, 3.13%, 2/28/2030	EUR	600,000	686,907
Series MTN, 4.85%, 3/22/2029	AUD	200,000	138,166
Series MTN, 5.10%, 10/16/2035	AUD	400,000	270,990
Scentre Group Trust 1 Series MTN, 5.35%, 9/18/2035	AUD	600,000	395,179
Sydney Airport Finance Co. Pty. Ltd. Series EMTN, 4.38%, 5/3/2033	EUR	650,000	771,374
Westpac Banking Corp.:
Series MTN, 4.50%, 10/30/2030	AUD	250,000	169,660
Series MTN, 5.00%, 1/15/2029	AUD	300,000	208,056
Series MTN, 5.10%, 5/14/2029	AUD	500,000	347,557
Series MTN, 5.14%, 2/12/2031	AUD	900,000	625,465
			5,667,122
BELGIUM — 1.9%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	300,000	337,498
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	216,909
Series EMTN, 1.65%, 3/28/2031	EUR	700,000	748,592
Series EMTN, 2.00%, 3/17/2028	EUR	1,320,000	1,489,402
Series EMTN, 2.75%, 3/17/2036	EUR	1,050,000	1,116,920
Series EMTN, 2.88%, 4/2/2032	EUR	900,000	1,008,066
Security Description		Principal Amount	Value
Series EMTN, 3.38%, 5/19/2033	EUR	500,000	$570,528
Series EMTN, 3.45%, 9/22/2031	EUR	400,000	463,432
Series EMTN, 3.70%, 4/2/2040	EUR	350,000	386,746
Series EMTN, 3.75%, 3/22/2037	EUR	800,000	913,168
Series EMTN, 3.88%, 5/19/2038	EUR	500,000	571,342
Series EMTN, 3.95%, 3/22/2044	EUR	550,000	602,767
KBC Group NV:
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 3.38%, 1/15/2033 (a)	EUR	400,000	453,658
Series EMTN, 3 mo. EUR EURIBOR + 1.38%, 4.38%, 4/19/2030 (a)	EUR	100,000	117,947
			8,996,975
CANADA — 1.2%
Bank of Montreal:
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.75%, 7/10/2030 (a)	EUR	373,000	432,516
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.25%, 1/9/2032 (a)	EUR	500,000	567,802
Bank of Nova Scotia Series EMTN, 3.50%, 4/17/2029	EUR	200,000	231,557
Canadian Imperial Bank of Commerce Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.25%, 7/16/2031 (a)	EUR	779,000	885,282
Royal Bank of Canada Series EMTN, 2.13%, 4/26/2029	EUR	500,000	557,839
Toronto-Dominion Bank:
Series EMTN, 1.95%, 4/8/2030	EUR	700,000	763,041
Series EMTN, 2.55%, 8/3/2027	EUR	450,000	513,495
Series EMTN, 3.13%, 8/3/2032	EUR	500,000	560,654
Series GMTN, 3.36%, 9/22/2032	EUR	400,000	452,788
Series GMTN, 3.56%, 4/16/2031	EUR	350,000	403,407
Series EMTN, 3.63%, 12/13/2029	EUR	300,000	347,685
			5,716,066
CHINA — 0.0% *
Prosus NV 1.29%, 7/13/2029	EUR	150,000	160,372
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
CZECH REPUBLIC — 0.1%
Czechoslovak Group AS 5.25%, 1/10/2031	EUR	400,000	$466,175
DENMARK — 1.6%
Carlsberg Breweries AS:
Series EMTN, 3.00%, 8/28/2029	EUR	500,000	569,518
Series EMTN, 3.25%, 2/28/2032	EUR	350,000	397,194
Series EMTN, 3.50%, 2/28/2035	EUR	550,000	621,407
Danske Bank AS:
1 yr. EUR Swap + 1.25%, 4.13%, 1/10/2031 (a)	EUR	350,000	412,368
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.70%, 4.75%, 6/21/2030 (a)	EUR	500,000	596,634
DSV Finance BV:
Series EMTN, 3.13%, 11/6/2028	EUR	400,000	458,073
Series EMTN, 3.25%, 11/6/2030	EUR	700,000	800,389
Novo Nordisk Finance Netherlands BV:
Series EMTN, 2.38%, 5/27/2028	EUR	800,000	906,316
Series EMTN, 2.88%, 8/27/2030	EUR	300,000	340,553
Series EMTN, 3.13%, 1/21/2029	EUR	200,000	229,697
Series EMTN, 3.25%, 1/21/2031	EUR	500,000	574,334
Series EMTN, 3.38%, 5/21/2034	EUR	700,000	796,107
Series EMTN, 3.63%, 5/27/2037	EUR	400,000	454,556
			7,157,146
FINLAND — 0.8%
Nordea Bank Abp:
Series EMTN, 0.50%, 11/2/2028	EUR	500,000	539,716
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	111,961
Series EMTN, 2.50%, 5/23/2029	EUR	200,000	225,335
Series EMTN, 2.75%, 5/2/2030	EUR	400,000	452,302
Series EMTN, 3.25%, 4/29/2031	EUR	600,000	687,501
3.38%, 6/11/2029	EUR	300,000	347,110
Series EMTN, 3.63%, 3/15/2034	EUR	300,000	347,301
Series EMTN, 4.13%, 5/5/2028	EUR	550,000	641,750
Security Description		Principal Amount	Value
OP Corporate Bank PLC Series EMTN, 0.10%, 11/16/2027	EUR	300,000	$330,520
			3,683,496
FRANCE — 20.6%
Abertis France SAS Series EMTN, 1.48%, 1/18/2031	EUR	300,000	315,522
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	300,000	333,358
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	550,000	595,568
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	437,938
Series EMTN, 2.38%, 6/9/2040	EUR	200,000	192,522
Autoroutes du Sud de la France SA:
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	215,089
Series EMTN, 1.38%, 2/21/2031	EUR	500,000	524,882
Ayvens SA:
3.88%, 1/24/2028	EUR	400,000	463,044
Series EMTN, 4.88%, 10/6/2028	EUR	400,000	474,473
Banque Federative du Credit Mutuel SA:
0.25%, 7/19/2028	EUR	600,000	647,852
Series EMTN, 0.63%, 11/3/2028	EUR	300,000	324,308
Series EMTN, 0.63%, 2/21/2031	EUR	600,000	603,769
Series EMTN, 0.75%, 1/17/2030	EUR	100,000	104,755
Series EMTN, 1.13%, 1/19/2032	EUR	400,000	403,293
1.25%, 6/3/2030	EUR	600,000	632,740
Series EMTN, 1.38%, 7/16/2028	EUR	200,000	222,018
Series EMTN, 1.75%, 3/15/2029	EUR	100,000	110,238
Series EMTN, 2.63%, 11/6/2029	EUR	300,000	335,888
Series EMTN, 3.00%, 5/7/2030	EUR	600,000	679,354
Series EMTN, 3.13%, 9/14/2027	EUR	400,000	459,016
Series EMTN, 3.13%, 3/11/2031	EUR	300,000	339,030
Series EMTN, 3.25%, 10/17/2031	EUR	400,000	453,151
Series EMTN, 3.63%, 3/7/2035	EUR	400,000	451,220
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.75%, 2/1/2033	EUR	700,000	$809,227
Series EMTN, 3.75%, 2/3/2034	EUR	300,000	346,092
Series EMTN, 3.88%, 1/26/2028	EUR	600,000	695,093
Series EMTN, 4.13%, 3/13/2029	EUR	700,000	822,288
Series EMTN, 4.13%, 6/14/2033	EUR	500,000	590,755
Series EMTN, 4.38%, 5/2/2030	EUR	700,000	828,250
Series EMTN, 4.50%, 10/22/2030	GBP	400,000	520,477
Series EMTN, 4.75%, 11/10/2031	EUR	700,000	846,788
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.50%, 7/21/2033 (a)	EUR	400,000	452,330
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 4.13%, 5/26/2035 (a)	EUR	300,000	348,856
BNP Paribas SA:
Series EMTN, 0.63%, 12/3/2032	EUR	500,000	476,416
Series EMTN, 1.25%, 7/13/2031	GBP	300,000	331,384
Series EMTN, 1.38%, 5/28/2029	EUR	500,000	544,148
Series EMTN, 1.50%, 5/23/2028	EUR	440,000	489,539
Series EMTN, 1.50%, 5/25/2028	EUR	100,000	111,371
1.88%, 12/14/2027	GBP	100,000	127,627
Series EMTN, 2.10%, 4/7/2032	EUR	600,000	633,380
Series EMTN, 3.63%, 9/1/2029	EUR	400,000	462,565
Series EMTN, 4.00%, 6/23/2036	EUR	200,000	230,263
Series EMTN, 4.10%, 2/13/2034	EUR	500,000	587,212
Series EMTN, 4.13%, 5/24/2033	EUR	400,000	477,060
Series EMTN, 5.75%, 6/13/2032	GBP	500,000	679,556
Series EMTN, 3 mo. EUR EURIBOR - 0.83%, 0.50%, 1/19/2030 (a)	EUR	500,000	533,873
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.50%, 9/1/2028 (a)	EUR	600,000	666,786
Series EMTN, 3 mo. EUR EURIBOR - 1.35%, 1.13%, 4/17/2029 (a)	EUR	700,000	773,179
Series EMTN, 3 mo. EUR EURIBOR + 0.78%, 3.88%, 2/23/2029 (a)	EUR	300,000	347,714
Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 0.80%, 2.88%, 5/6/2030 (a)	EUR	700,000	$793,790
Series EMTN, 3 mo. EUR EURIBOR + 0.83%, 0.88%, 7/11/2030 (a)	EUR	900,000	957,609
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.88%, 1/10/2031 (a)	EUR	700,000	818,386
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 4.13%, 9/26/2032 (a)	EUR	500,000	592,249
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.49%, 9/17/2033 (a)	EUR	600,000	677,854
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.74%, 4/20/2034 (a)	EUR	600,000	684,107
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.58%, 1/15/2031 (a)	EUR	500,000	575,206
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 2.75%, 7/25/2028 (a)	EUR	400,000	456,270
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 4.25%, 4/13/2031 (a)	EUR	400,000	471,146
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.38%, 1/13/2029 (a)	EUR	500,000	583,362
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 3.98%, 5/6/2036 (a)	EUR	800,000	920,879
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.75%, 11/13/2032 (a)	EUR	600,000	724,310
Series EMTN, 5 yr. U.K. Government Bond + 1.55%, 6.00%, 8/18/2029 (a)	GBP	500,000	680,916
Bouygues SA:
0.50%, 2/11/2030	EUR	300,000	313,518
2.25%, 6/29/2029 (b)	EUR	600,000	670,776
3.25%, 6/30/2037	EUR	200,000	220,589
3.88%, 7/17/2031	EUR	600,000	704,664
4.63%, 6/7/2032	EUR	700,000	851,832
5.38%, 6/30/2042	EUR	300,000	383,639
BPCE SA:
0.25%, 1/14/2031	EUR	300,000	300,256
Series EMTN, 0.75%, 3/3/2031	EUR	200,000	202,537
Series EMTN, 1.00%, 10/5/2028	EUR	100,000	109,502
Series EMTN, 1.00%, 1/14/2032	EUR	500,000	500,079
Series EMTN, 3.50%, 1/25/2028	EUR	500,000	576,409
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.88%, 1/11/2029	EUR	400,000	$465,105
Series EMTN, 3.88%, 1/25/2036	EUR	600,000	698,676
Series EMTN, 4.00%, 11/29/2032	EUR	600,000	707,254
Series EMTN, 4.38%, 7/13/2028	EUR	300,000	351,377
Series EMTN, 4.50%, 1/13/2033	EUR	700,000	834,458
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.38%, 12/19/2031 (a)	EUR	500,000	566,650
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.63%, 10/1/2033 (a)	EUR	100,000	113,275
Series EMTN, 3 mo. EUR EURIBOR + 1.27%, 4.13%, 2/27/2039 (a)	EUR	500,000	567,122
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 3.88%, 2/26/2036 (a)	EUR	600,000	681,482
Series EMTN, 3 mo. EUR EURIBOR + 1.45%, 4.13%, 3/8/2033 (a)	EUR	500,000	582,409
Series EMTN, 3 mo. EUR EURIBOR + 1.47%, 4.00%, 1/20/2034 (a)	EUR	700,000	807,230
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.63%, 3/2/2030 (a)	EUR	400,000	472,848
Series EMTN, 3 mo. EUR EURIBOR + 1.85%, 4.25%, 1/11/2035 (a)	EUR	400,000	468,852
Capgemini SE:
2.00%, 4/15/2029 (b)	EUR	500,000	555,729
2.38%, 4/15/2032	EUR	600,000	641,218
3.13%, 9/25/2031	EUR	200,000	223,501
3.50%, 9/25/2034	EUR	500,000	552,375
Cie de Saint-Gobain SA:
Series EMTN, 1.88%, 3/15/2031	EUR	400,000	430,256
Series EMTN, 3.38%, 4/8/2030	EUR	400,000	460,055
Series EMTN, 3.63%, 4/8/2034	EUR	300,000	344,032
Series EMTN, 3.88%, 11/29/2030	EUR	300,000	351,779
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	700,000	755,128
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	300,000	330,180
Series EMTN, 0.38%, 4/20/2028	EUR	400,000	436,490
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	199,314
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 7/3/2029	EUR	500,000	$539,418
Series EMTN, 1.13%, 2/24/2029	EUR	300,000	327,834
Series EMTN, 1.13%, 7/12/2032	EUR	100,000	99,926
Series EMTN, 1.75%, 3/5/2029	EUR	800,000	881,611
Series EMTN, 2.50%, 8/29/2029	EUR	300,000	337,890
Series EMTN, 3.13%, 2/26/2032	EUR	400,000	453,058
3.50%, 9/26/2034	EUR	400,000	450,691
Series EMTN, 3.75%, 1/22/2034	EUR	900,000	1,045,194
Series EMTN, 3.75%, 5/27/2035	EUR	200,000	228,231
Series EMTN, 3.88%, 4/20/2031	EUR	700,000	822,540
Series EMTN, 3.88%, 11/28/2034	EUR	700,000	820,267
Series EMTN, 3.88%, 2/16/2038	EUR	500,000	565,638
Series EMTN, 4.00%, 1/18/2033 (b)	EUR	300,000	355,917
Series EMTN, 4.13%, 3/7/2030	EUR	500,000	591,397
Series EMTN, 4.13%, 2/26/2036	EUR	400,000	467,289
Series EMTN, 4.38%, 11/27/2033	EUR	400,000	478,900
4.88%, 10/23/2029	GBP	200,000	266,011
Series EMTN, 3 mo. EUR EURIBOR - 0.68%, 0.50%, 9/21/2029 (a)	EUR	400,000	431,018
Series EMTN, 3 mo. EUR EURIBOR + 0.55%, 2.88%, 2/16/2030 (a)	EUR	200,000	226,215
Series EMTN, 3 mo. EUR EURIBOR + 0.82%, 3.13%, 7/3/2031 (a)	EUR	700,000	790,690
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.25%, 8/25/2032 (a)	EUR	500,000	564,350
3 mo. EUR EURIBOR + 1.45%, 4.25%, 7/11/2029 (a)	EUR	600,000	700,518
Series EMTN, 1 yr. U.K. Government Bond + 1.20%, 5.50%, 7/31/2032 (a)	GBP	200,000	269,025
Credit Mutuel Arkea SA Series EMTN, 3.38%, 9/19/2027	EUR	300,000	344,999
Danone SA Series EMTN, 1.21%, 11/3/2028	EUR	300,000	330,198
Dassault Systemes SE:
0.38%, 9/16/2029	EUR	200,000	210,992
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
3.38%, 6/16/2031	EUR	200,000	$229,542
Engie SA:
Series EMTN, 0.50%, 10/24/2030	EUR	300,000	305,843
Series EMTN, 3.63%, 1/11/2030	EUR	500,000	580,459
Series EMTN, 4.00%, 1/11/2035	EUR	400,000	466,729
Series EMTN, 5.00%, 10/1/2060	GBP	350,000	373,345
EssilorLuxottica SA:
Series EMTN, 0.38%, 11/27/2027	EUR	300,000	331,663
Series EMTN, 0.50%, 6/5/2028	EUR	300,000	328,414
0.75%, 11/27/2031	EUR	400,000	402,581
Series EMTN, 2.63%, 1/10/2030	EUR	600,000	675,751
Series EMTN, 2.88%, 3/5/2029	EUR	400,000	456,256
HSBC Continental Europe SA Series EMTN, 0.10%, 9/3/2027	EUR	200,000	221,662
Kering SA:
Series EMTN, 3.38%, 3/11/2032	EUR	400,000	453,899
Series EMTN, 3.63%, 9/5/2031	EUR	100,000	115,384
Series EMTN, 3.88%, 9/5/2035	EUR	500,000	573,713
L'Oreal SA:
Series EMTN, 2.75%, 11/19/2030	EUR	400,000	453,644
Series EMTN, 2.88%, 5/19/2028	EUR	500,000	572,945
Series EMTN, 3.38%, 1/19/2036	EUR	300,000	340,092
LVMH Moet Hennessy Louis Vuitton SE:
0.13%, 2/11/2028	EUR	300,000	329,195
0.38%, 2/11/2031	EUR	300,000	304,367
Series EMTN, 2.63%, 3/7/2029	EUR	500,000	567,517
Series EMTN, 3.25%, 9/7/2029	EUR	400,000	461,377
Series EMTN, 3.50%, 9/7/2033	EUR	800,000	925,086
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	700,000	672,712
Series EMTN, 0.63%, 12/16/2033	EUR	700,000	650,748
Series EMTN, 1.38%, 3/20/2028	EUR	500,000	557,679
Series EMTN, 1.38%, 1/16/2030	EUR	300,000	323,163
Security Description		Principal Amount	Value
Series EMTN, 1.88%, 9/12/2030	EUR	300,000	$325,612
Series EMTN, 2.00%, 1/15/2029	EUR	400,000	446,713
Series EMTN, 3.13%, 11/13/2031	EUR	200,000	226,678
Series EMTN, 3.25%, 1/15/2032	GBP	300,000	364,631
Series EMTN, 3.50%, 11/13/2034	EUR	300,000	339,322
Series EMTN, 3.75%, 9/4/2037	EUR	100,000	113,222
Series EMTN, 3.75%, 5/13/2038	EUR	700,000	787,579
Series EMTN, 8.13%, 1/28/2033	EUR	714,000	1,040,464
Pernod Ricard SA 1.75%, 4/8/2030	EUR	100,000	108,695
Societe Generale SA:
Series EMTN, 0.13%, 2/18/2028	EUR	600,000	656,549
Series EMTN, 0.25%, 7/8/2027	EUR	500,000	557,452
1.25%, 6/12/2030 (b)	EUR	300,000	316,998
Series EMTN, 1.75%, 3/22/2029	EUR	600,000	660,410
Series EMTN, 2.13%, 9/27/2028	EUR	300,000	336,014
Series EMTN, 2.63%, 5/30/2029	EUR	200,000	226,778
Series EMTN, 4.00%, 11/16/2027	EUR	200,000	232,166
Series EMTN, 4.13%, 11/21/2028	EUR	400,000	469,842
Series EMTN, 4.25%, 11/16/2032	EUR	400,000	482,117
3 mo. EUR EURIBOR - 0.95%, 0.50%, 6/12/2029 (a)	EUR	700,000	760,301
3 mo. EUR EURIBOR - 1.28%, 0.88%, 9/22/2028 (a)	EUR	100,000	111,480
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 3.50%, 3/1/2032 (a)	EUR	600,000	681,332
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 3.88%, 4/14/2034 (a)	EUR	400,000	455,814
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 4.00%, 2/4/2037 (a)	EUR	700,000	794,724
3 mo. EUR EURIBOR + 1.35%, 3.63%, 11/13/2030 (a)	EUR	400,000	459,914
Series EMTN, 3 mo. EUR EURIBOR + 1.37%, 3.38%, 5/14/2030 (a)	EUR	700,000	800,651
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.75%, 9/2/2033 (a)	EUR	300,000	$341,661
3 mo. EUR EURIBOR + 1.45%, 3.75%, 7/15/2031 (a)	EUR	500,000	576,554
3 mo. EUR EURIBOR + 1.50%, 4.75%, 9/28/2029 (a)	EUR	500,000	590,288
Series EMTN, 3 mo. EUR EURIBOR + 1.73%, 4.13%, 5/14/2036 (a)	EUR	200,000	230,926
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.25%, 12/6/2030 (a)	EUR	600,000	703,314
3 mo. EUR EURIBOR + 1.90%, 4.88%, 11/21/2031 (a)	EUR	500,000	601,959
Suez SACA:
Series EMTN, 2.88%, 5/24/2034	EUR	400,000	426,497
Series EMTN, 5.00%, 11/3/2032	EUR	300,000	366,544
TotalEnergies Capital Canada Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	700,000	777,764
TotalEnergies Capital International SA:
Series EMTN, 0.75%, 7/12/2028	EUR	300,000	328,761
Series EMTN, 1.38%, 10/4/2029	EUR	500,000	543,431
Series EMTN, 1.62%, 5/18/2040	EUR	700,000	597,889
Series EMTN, 1.99%, 4/8/2032	EUR	500,000	533,559
Series EMTN, 3.08%, 7/1/2031	EUR	500,000	568,410
Series EMTN, 3.16%, 3/3/2033	EUR	600,000	675,074
Series EMTN, 3.65%, 7/1/2035	EUR	400,000	456,806
Series EMTN, 3.85%, 3/3/2045	EUR	200,000	213,432
Unibail-Rodamco-Westfield SE Series EMTN, 1.38%, 12/4/2031	EUR	200,000	204,314
Vinci SA:
Series EMTN, 1.63%, 1/18/2029	EUR	400,000	442,032
Series EMTN, 1.75%, 9/26/2030	EUR	400,000	431,146
			95,057,339
GERMANY — 9.2%
Allianz Finance II BV Series 62, 4.50%, 3/13/2043	GBP	300,000	342,217
Security Description		Principal Amount	Value
Amprion GmbH:
3.97%, 9/22/2032	EUR	600,000	$703,726
Series EMTN, 4.07%, 1/15/2038	EUR	300,000	345,059
Aroundtown SA Series EMTN, 3.50%, 5/13/2030	EUR	200,000	225,232
BASF SE:
0.88%, 11/15/2027	EUR	400,000	446,311
1.50%, 3/17/2031	EUR	300,000	319,598
Bayer AG:
0.38%, 1/12/2029	EUR	600,000	641,570
0.63%, 7/12/2031	EUR	400,000	398,515
1.13%, 1/6/2030	EUR	800,000	851,730
Series EMTF, 1.38%, 7/6/2032	EUR	300,000	302,787
Series EMTN, 4.63%, 5/26/2033	EUR	850,000	1,026,528
Bayer Capital Corp. BV 2.13%, 12/15/2029	EUR	400,000	440,771
BMW Finance NV:
Series EMTN, 1.50%, 2/6/2029	EUR	350,000	385,341
Series EMTN, 2.63%, 5/20/2028	EUR	650,000	737,791
Series EMTN, 2.63%, 1/27/2029	EUR	200,000	226,136
BMW International Investment BV:
Series EMTN, 3.00%, 8/27/2027	EUR	450,000	515,175
Series EMTN, 3.13%, 7/22/2029	EUR	600,000	685,070
BMW U.S. Capital LLC:
Series EMTN, 3.00%, 11/2/2027	EUR	400,000	458,052
Series EMTN, 3.38%, 2/2/2034	EUR	250,000	279,034
Commerzbank AG Series EMTN, 3 mo. EUR EURIBOR + 0.80%, 3.13%, 9/3/2031 (a)	EUR	200,000	225,622
Deutsche Bank AG:
3 mo. EUR EURIBOR - 1.50%, 1.38%, 2/17/2032 (a)	EUR	200,000	207,980
Series EMTN, 3 mo. EUR EURIBOR - 2.05%, 1.75%, 11/19/2030 (a)	EUR	700,000	757,493
Series EMTN, 3 mo. EUR EURIBOR + 0.60%, 2.63%, 8/13/2028 (a)	EUR	200,000	227,425
Series EMTN, 3 mo. EUR EURIBOR + 0.70%, 3.00%, 2/7/2031 (a)	EUR	300,000	339,626
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.00%, 6/16/2029 (a)	EUR	500,000	$568,914
Series EMTN, 3 mo. EUR EURIBOR + 1.25%, 3.38%, 2/13/2031 (a)	EUR	600,000	683,652
3 mo. EUR EURIBOR + 1.25%, 3.75%, 1/15/2030 (a)	EUR	600,000	695,746
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 4/4/2030 (a)	EUR	400,000	466,844
Series EMTN, 3 mo. EUR EURIBOR + 1.70%, 4.50%, 7/12/2035 (a)	EUR	400,000	476,697
3 mo. EUR EURIBOR + 2.95%, 5.00%, 9/5/2030 (a)	EUR	600,000	718,538
Series EMTN, Sterling Overnight Index Average + 2.62%, 6.13%, 12/12/2030 (a)	GBP	300,000	411,401
Deutsche Boerse AG 3.88%, 9/28/2033	EUR	300,000	353,901
Deutsche Post AG Series EMTN, 3.50%, 3/25/2036 (b)	EUR	300,000	340,586
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	335,565
Series EMTN, 1.75%, 3/25/2031	EUR	200,000	217,195
Series EMTN, 3.63%, 2/3/2045	EUR	400,000	421,281
Deutsche Telekom International Finance BV:
Series EMTN, 1.50%, 4/3/2028	EUR	750,000	838,681
Series EMTN, 2.00%, 12/1/2029	EUR	170,000	189,040
E.ON International Finance BV:
Series EMTN, 1.50%, 7/31/2029	EUR	550,000	601,504
Series EMTN, 5.88%, 10/30/2037	GBP	300,000	396,752
Series EMTN, 6.13%, 7/6/2039	GBP	350,000	466,624
Series EMTN, 6.38%, 6/7/2032	GBP	440,000	619,181
Series EMTN, 6.75%, 1/27/2039	GBP	300,000	422,933
E.ON SE:
Series EMTN, 0.38%, 9/29/2027	EUR	300,000	332,771
Series EMTN, 3.88%, 1/12/2035	EUR	400,000	466,665
Security Description		Principal Amount	Value
Series EMTN, 4.13%, 3/25/2044	EUR	300,000	$342,125
Eurogrid GmbH Series EMTN, 3.73%, 10/18/2035	EUR	500,000	567,597
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	500,000	544,960
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	350,000	363,110
Series EMTN, 0.75%, 3/11/2033	EUR	450,000	431,388
Series EMTN, 1.00%, 11/15/2027	EUR	600,000	669,082
Series EMTN, 1.13%, 11/6/2031	EUR	100,000	101,919
Series EMTN, 1.38%, 5/11/2028	EUR	500,000	557,164
Series EMTN, 1.50%, 7/3/2029	EUR	350,000	382,193
Series EMTN, 2.13%, 7/3/2037	EUR	800,000	776,320
Mercedes-Benz International Finance BV:
Series EMTN, 3.25%, 11/15/2030	EUR	484,000	553,421
Series EMTN, 3.70%, 5/30/2031	EUR	300,000	349,726
Robert Bosch GmbH:
Series EMTN, 3.63%, 6/2/2030	EUR	700,000	810,942
Series EMTN, 4.00%, 6/2/2035	EUR	200,000	232,008
Series EMTN, 4.38%, 6/2/2043	EUR	600,000	679,546
RWE AG Series EMTN, 2.75%, 5/24/2030 (b)	EUR	240,000	271,765
SAP SE:
1.25%, 3/10/2028	EUR	100,000	111,514
1.63%, 3/10/2031 (b)	EUR	500,000	535,294
3.50%, 6/3/2033	EUR	400,000	460,352
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029	EUR	100,000	105,611
Series EMTN, 0.25%, 2/20/2029	EUR	200,000	214,363
Series EMTN, 0.50%, 9/5/2034	EUR	100,000	93,347
Series EMTN, 1.38%, 9/6/2030	EUR	550,000	594,658
Series EMTN, 2.63%, 5/27/2029	EUR	400,000	454,166
Series EMTN, 2.88%, 3/10/2028	EUR	200,000	229,378
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3.00%, 11/22/2028	EUR	400,000	$459,420
Series EMTN, 3.00%, 9/8/2033	EUR	500,000	563,739
Series EMTN, 3.13%, 5/22/2032	EUR	600,000	684,882
Series EMTN, 3.38%, 8/24/2031	EUR	600,000	696,797
3.38%, 2/22/2037	EUR	700,000	783,703
Series EMTN, 3.63%, 5/27/2036	EUR	300,000	345,233
3.63%, 2/22/2044	EUR	600,000	645,146
Traton Finance Luxembourg SA Series EMTN, 0.75%, 3/24/2029	EUR	300,000	320,967
Volkswagen Bank GmbH Series EMTN, 3.13%, 12/10/2029	EUR	300,000	339,116
Volkswagen Financial Services AG:
Series EMTN, 0.88%, 1/31/2028 (b)	EUR	500,000	552,052
3.63%, 5/19/2029	EUR	500,000	573,092
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	800,000	869,758
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	107,208
3.25%, 11/18/2030	EUR	200,000	226,042
4.13%, 11/16/2038	EUR	600,000	665,355
Volkswagen Leasing GmbH Series EMTN, 3.88%, 10/11/2028	EUR	550,000	637,888
Vonovia SE:
Series EMTN, 0.25%, 9/1/2028	EUR	400,000	430,068
Series EMTN, 0.63%, 12/14/2029	EUR	100,000	104,732
Series EMTN, 0.75%, 9/1/2032	EUR	400,000	383,726
1.00%, 6/16/2033	EUR	500,000	472,719
Wintershall Dea Finance BV:
1.33%, 9/25/2028	EUR	300,000	327,854
1.82%, 9/25/2031	EUR	600,000	617,672
			42,352,378
ITALY — 5.1%
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	500,000	536,860
Series EMTN, 2.38%, 11/25/2033	EUR	150,000	155,319
Autostrade per l'Italia SpA:
2.00%, 12/4/2028	EUR	500,000	555,958
2.00%, 1/15/2030	EUR	650,000	709,655
Security Description		Principal Amount	Value
ENEL Finance International NV:
Series EMTN, 0.63%, 5/28/2029 (c)	EUR	450,000	$480,207
Series EMTN, 0.75%, 6/17/2030 (c)	EUR	550,000	571,474
Series EMTN, 0.88%, 9/28/2034	EUR	750,000	688,080
Series EMTN, 0.88%, 6/17/2036	EUR	500,000	433,756
Series EMTN, 2.88%, 4/11/2029	GBP	500,000	630,258
Series EMTN, 3.88%, 3/9/2029	EUR	300,000	350,246
Series EMTN, 3.88%, 1/23/2035	EUR	600,000	693,502
Series EMTN, 5.75%, 9/14/2040	GBP	415,000	529,553
Enel SpA Series EMTN, 3.88%, 5/26/2033	EUR	150,000	173,925
Eni SpA:
Series EMTN, 0.63%, 6/14/2028	EUR	400,000	437,400
Series EMTN, 0.63%, 1/23/2030	EUR	400,000	419,669
Series EMTN, 2.00%, 5/18/2031	EUR	150,000	162,249
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	580,719
Series EMTN, 3.88%, 1/15/2034	EUR	250,000	290,080
Series EMTN, 4.00%, 5/26/2035	EUR	150,000	173,522
Series EMTN, 4.25%, 5/19/2033	EUR	700,000	831,412
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	200,000	220,747
Series EMTN, 1.75%, 3/20/2028	EUR	750,000	840,753
Series EMTN, 1.75%, 7/4/2029	EUR	100,000	110,196
Series EMTN, 3.63%, 10/16/2030	EUR	200,000	232,721
Series EMTN, 4.75%, 9/6/2027	EUR	500,000	584,375
Series EMTN, 4.88%, 5/19/2030	EUR	520,000	630,110
Series EMTN, 5.13%, 8/29/2031	EUR	500,000	618,452
Series EMTN, 6.63%, 5/31/2033	GBP	200,000	285,338
Series EMTN, 3 mo. EUR EURIBOR + 0.88%, 3.75%, 6/22/2034 (a)	EUR	200,000	229,127
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 1.48%, 3.85%, 9/16/2032 (a)	EUR	726,000	$842,100
Italgas SpA Series EMTN, 3.13%, 2/8/2029	EUR	650,000	743,577
Nexi SpA 2.13%, 4/30/2029	EUR	500,000	551,738
Snam SpA:
Series EMTN, 3.25%, 7/1/2032	EUR	400,000	452,344
Series EMTN, 3.88%, 2/19/2034	EUR	682,000	790,258
Terna - Rete Elettrica Nazionale Series EMTN, 1.38%, 7/26/2027	EUR	100,000	112,518
UniCredit SpA:
Series EMTN, 0.85%, 1/19/2031	EUR	382,000	393,447
Series EMTN, 3.73%, 6/10/2035	EUR	200,000	229,721
Series EMTN, 4.00%, 3/5/2034	EUR	500,000	586,975
4.20%, 6/11/2034	EUR	350,000	410,954
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.80%, 7/5/2029 (a)	EUR	500,000	546,655
Series EMTN, 3 mo. EUR EURIBOR + 0.55%, 2.88%, 7/15/2030 (a)	EUR	400,000	453,044
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.20%, 9/22/2031 (a)	EUR	650,000	734,725
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.10%, 6/10/2031 (a)	EUR	400,000	454,696
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.78%, 4/16/2032 (a)	EUR	300,000	346,393
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.30%, 7/16/2029 (a)	EUR	450,000	515,542
Series EMTN, 3 mo. EUR EURIBOR + 1.40%, 3.80%, 1/16/2033 (a)	EUR	500,000	577,367
Series EMTN, 3 mo. EUR EURIBOR + 1.60%, 4.45%, 2/16/2029 (a)	EUR	650,000	758,170
Series EMTN, 3 mo. EUR EURIBOR + 1.80%, 4.30%, 1/23/2031 (a)	EUR	300,000	354,022
Series EMTN, 3 mo. EUR EURIBOR + 1.90%, 4.80%, 1/17/2029 (a)	EUR	125,000	146,705
Unipol Assicurazioni SpA Series EMTN, 3.25%, 9/23/2030	EUR	200,000	230,876
			23,387,490
Security Description		Principal Amount	Value
JAPAN — 2.2%
Mitsubishi UFJ Financial Group, Inc.:
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.56%, 9/5/2032 (a)	EUR	400,000	$459,497
Series EMTN, 3 mo. EUR EURIBOR + 1.34%, 3.87%, 6/10/2036 (a)	EUR	500,000	575,629
Mizuho Financial Group, Inc.:
Series EMTN, 0.69%, 10/7/2030	EUR	350,000	360,077
3 mo. EUR EURIBOR - 0.72%, 0.47%, 9/6/2029 (a)	EUR	700,000	756,045
NTT Finance Corp.:
0.34%, 3/3/2030	EUR	400,000	411,204
Series 18, 0.38%, 9/20/2030	JPY	200,000,000	1,138,596
Series 26, 0.84%, 6/20/2033	JPY	100,000,000	541,541
Series 32, 0.97%, 6/20/2029	JPY	100,000,000	597,720
2.91%, 3/16/2029	EUR	500,000	567,567
3.68%, 7/16/2033	EUR	600,000	685,203
4.09%, 7/16/2037	EUR	500,000	575,230
Panasonic Holdings Corp. Series 24, 0.71%, 9/14/2028	JPY	100,000,000	600,167
Sumitomo Mitsui Banking Corp. Series EMTN, 3.54%, 4/2/2030	EUR	350,000	404,296
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	500,000	526,610
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 3.96%, 4/2/2034 (a)	EUR	500,000	581,205
Takeda Pharmaceutical Co. Ltd.:
1.38%, 7/9/2032	EUR	600,000	607,258
2.00%, 7/9/2040	EUR	200,000	176,525
3.00%, 11/21/2030	EUR	500,000	565,262
			10,129,632
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	300,000	331,115
NETHERLANDS — 4.5%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 9/23/2029	EUR	500,000	525,490
1.00%, 6/2/2033	EUR	200,000	193,217
Series EMTN, 1.25%, 1/20/2034	EUR	100,000	96,508
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.63%, 1/16/2029	EUR	400,000	$453,232
Series EMTN, 2.75%, 6/4/2029	EUR	600,000	681,962
Series EMTN, 3.13%, 1/21/2030	EUR	400,000	459,085
Series EMTN, 3.38%, 4/9/2030	EUR	500,000	576,305
Series EMTN, 3.88%, 1/15/2032	EUR	400,000	466,171
Series EMTN, 4.00%, 1/16/2028	EUR	300,000	348,395
Series EMTN, 4.25%, 2/21/2030	EUR	300,000	354,853
4.38%, 10/20/2028	EUR	500,000	588,018
4.50%, 11/21/2034	EUR	500,000	607,306
Series EMTN, 4.63%, 11/8/2030	GBP	100,000	130,663
Cooperatieve Rabobank UA:
Series GMTN, 3.55%, 10/8/2035	EUR	300,000	341,415
Series GMTN, 3.82%, 7/26/2034	EUR	600,000	700,947
Series EMTN, 4.00%, 1/10/2030	EUR	300,000	352,419
Series GMTN, 3 mo. EUR EURIBOR + 1.15%, 4.23%, 4/25/2029 (a)	EUR	700,000	817,078
ING Bank NV Series EMTN, 2.63%, 12/1/2028	EUR	300,000	340,287
ING Groep NV:
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	111,956
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	335,868
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	333,290
3 mo. EUR EURIBOR - 0.68%, 0.25%, 2/18/2029 (a)	EUR	700,000	764,535
3 mo. EUR EURIBOR - 0.70%, 0.25%, 2/1/2030 (a)	EUR	800,000	848,756
3 mo. EUR EURIBOR - 0.70%, 0.38%, 9/29/2028 (a)	EUR	300,000	332,411
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 2.88%, 11/10/2030 (a)	EUR	300,000	338,450
Series EMTN, 3 mo. EUR EURIBOR + 0.72%, 3.13%, 2/10/2032 (a)	EUR	700,000	789,020
Series EMTN, 3 mo. EUR EURIBOR + 0.92%, 3.00%, 8/17/2031 (a)	EUR	500,000	563,414
Series EMTN, 3 mo. EUR EURIBOR + 0.97%, 3.75%, 2/10/2037 (a)	EUR	600,000	679,742
Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.10%, 3.50%, 9/3/2030 (a)	EUR	800,000	$920,787
3 mo. EUR EURIBOR + 1.15%, 1.75%, 2/16/2031 (a)	EUR	500,000	541,119
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.38%, 11/19/2032 (a)	EUR	400,000	454,318
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 3.50%, 8/17/2036 (a)	EUR	400,000	447,403
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.75%, 9/3/2035 (a)	EUR	700,000	801,824
3 mo. EUR EURIBOR + 1.60%, 4.50%, 5/23/2029 (a)	EUR	700,000	820,154
Series EMTN, 3 mo. EUR EURIBOR + 1.72%, 3.88%, 8/12/2029 (a)	EUR	700,000	812,160
Series EMTN, 3 mo. EUR EURIBOR + 1.78%, 4.00%, 2/12/2035 (a)	EUR	500,000	584,717
3 mo. EUR EURIBOR + 1.90%, 4.75%, 5/23/2034 (a)	EUR	500,000	609,188
3 mo. EUR EURIBOR + 2.15%, 5.25%, 11/14/2033 (a)	EUR	500,000	625,651
Series EMTN, Sterling Overnight Index Average + 0.91%, 1.13%, 12/7/2028 (a)	GBP	300,000	378,758
Koninklijke KPN NV Series GMTN, 3.88%, 2/16/2036	EUR	400,000	459,642
			20,586,514
NORWAY — 0.7%
DNB Bank ASA:
Series EMTN, 3 mo. EUR EURIBOR - 0.53%, 0.25%, 2/23/2029 (a)	EUR	550,000	600,836
Series EMTN, 3 mo. EUR EURIBOR + 0.65%, 4.00%, 3/14/2029 (a)	EUR	600,000	697,319
Series EMTN, 3 mo. EUR EURIBOR + 1.02%, 3.00%, 11/29/2030 (a)	EUR	650,000	737,590
SpareBank 1 Sor-Norge ASA Series EMTN, 3.75%, 11/23/2027	EUR	500,000	578,361
Var Energi ASA Series EMTN, 3.88%, 3/12/2031	EUR	500,000	575,307
			3,189,413
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
PORTUGAL — 0.1%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	300,000	$329,966
ROMANIA — 0.0% *
Banca Transilvania SA Series EMTN, 1 yr. EURIBOR ICE Swap + 1.95%, 4.75%, 5/27/2032 (a)	EUR	200,000	229,133
SINGAPORE — 0.2%
DBS Bank Ltd. Series MTN, 5.07%, 2/13/2031	AUD	500,000	347,474
United Overseas Bank Ltd. Series MTN, 5.02%, 1/29/2031	AUD	500,000	346,064
			693,538
SPAIN — 5.4%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	113,525
Series EMTN, 3.00%, 3/27/2031	EUR	400,000	450,219
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 3.13%, 7/15/2030	EUR	300,000	341,794
Series GMTN, 3.38%, 9/20/2027	EUR	600,000	690,437
Series GMTN, 3.38%, 6/30/2031	EUR	300,000	342,551
Series EMTN, 3.50%, 3/26/2031	EUR	100,000	116,292
Series GMTN, 3.75%, 8/26/2035	EUR	400,000	460,955
Series GMTN, 3.75%, 1/15/2036	EUR	600,000	685,333
Series EMTN, 3.88%, 1/15/2034	EUR	400,000	472,704
Series GMTN, 4.38%, 10/14/2029	EUR	600,000	716,380
3 mo. EUR EURIBOR + 0.82%, 0.88%, 1/14/2029 (a)	EUR	200,000	221,524
3 mo. EUR EURIBOR + 1.70%, 4.63%, 1/13/2031 (a)	EUR	400,000	478,518
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	800,000	876,455
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	101,425
Series EMTN, 3.00%, 1/12/2030	EUR	400,000	455,563
Series EMTN, 3.25%, 5/27/2032	EUR	500,000	569,109
Security Description		Principal Amount	Value
Series EMTN, 3.50%, 10/2/2032	EUR	500,000	$570,557
Series EMTN, 3.50%, 2/17/2035	EUR	400,000	451,649
Series EMTN, 3.75%, 1/9/2034	EUR	600,000	697,440
Series EMTN, 3.75%, 1/12/2036	EUR	400,000	460,896
Series EMTN, 3.88%, 1/16/2028	EUR	200,000	232,096
Series EMTN, 3.88%, 4/22/2029	EUR	400,000	466,268
Series EMTN, 4.25%, 6/12/2030	EUR	200,000	237,343
Series EMTN, 4.88%, 10/18/2031	EUR	1,000,000	1,222,199
Series EMTN, 1 yr. EUR Swap - 0.78%, 0.63%, 6/24/2029 (a)	EUR	500,000	544,767
Series EMTN, 1 yr. EUR Swap + 1.15%, 3.50%, 1/9/2030 (a)	EUR	400,000	461,525
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.00%, 3.25%, 4/2/2029 (a)	EUR	1,000,000	1,146,236
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 5.50%, 4/28/2033 (a)	GBP	200,000	266,143
CaixaBank SA:
Series EMTN, 3.38%, 6/26/2035 (b)	EUR	300,000	338,246
Series EMTN, 3.75%, 9/7/2029	EUR	400,000	466,593
Series EMTN, 4.25%, 9/6/2030	EUR	400,000	476,621
Series EMTN, 4.38%, 11/29/2033	EUR	400,000	485,777
Series EMTN, 3 mo. EUR EURIBOR - 0.90%, 0.50%, 2/9/2029 (a)	EUR	600,000	659,350
Series EMTN, 3 mo. EUR EURIBOR + 1.08%, 3.88%, 1/20/2037 (a)	EUR	400,000	458,665
Series EMTN, 3 mo. EUR EURIBOR + 1.30%, 3.63%, 9/19/2032 (a)	EUR	500,000	576,072
Series EMTN, 3 mo. EUR EURIBOR + 1.35%, 3.75%, 1/27/2036 (a)	EUR	300,000	341,867
Series EMTN, 3 mo. EUR EURIBOR + 1.50%, 4.13%, 2/9/2032 (a)	EUR	600,000	706,961
Series EMTN, 3 mo. EUR EURIBOR + 1.65%, 5.00%, 7/19/2029 (a)	EUR	400,000	474,140
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 mo. EUR EURIBOR + 2.40%, 5.38%, 11/14/2030 (a)	EUR	400,000	$488,385
Cellnex Finance Co. SA:
Series EMTN, 1.00%, 9/15/2027	EUR	500,000	559,356
Series EMTN, 1.50%, 6/8/2028	EUR	200,000	222,007
Series EMTN, 2.00%, 2/15/2033	EUR	300,000	308,354
Cellnex Telecom SA Series EMTN, 1.75%, 10/23/2030	EUR	400,000	427,945
Iberdrola Finanzas SA Series EMTN, 1.38%, 3/11/2032	EUR	300,000	310,229
Open Bank SA/Madrid Series EMTN, 3.75%, 1/17/2029	EUR	500,000	581,365
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	104,679
Series EMTN, 1.20%, 8/21/2027	EUR	600,000	674,174
Series EMTN, 1.72%, 1/12/2028	EUR	500,000	562,049
Series EMTN, 1.79%, 3/12/2029	EUR	300,000	332,403
Series EMTN, 2.59%, 5/25/2031	EUR	200,000	220,949
Series EMTN, 3.70%, 1/24/2032	EUR	500,000	576,136
Series EMTN, 3.71%, 5/2/2033	EUR	400,000	455,189
3.72%, 1/23/2034	EUR	400,000	452,845
			25,110,260
SWEDEN — 1.3%
Skandinaviska Enskilda Banken AB:
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	217,391
Series EMTN, 0.63%, 11/12/2029	EUR	400,000	420,701
Series EMTN, 0.75%, 8/9/2027	EUR	300,000	335,264
Series EMTN, 3.38%, 3/19/2030	EUR	642,000	738,824
Series GMTN, 3.38%, 5/7/2031	EUR	200,000	230,604
Series GMTN, 3.75%, 2/7/2028	EUR	550,000	636,507
Series EMTN, 3.88%, 5/9/2028	EUR	550,000	639,895
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	100,000	107,639
Security Description		Principal Amount	Value
0.50%, 2/18/2030	EUR	400,000	$415,897
Series EMTN, 1.38%, 2/23/2029	EUR	700,000	767,586
3.38%, 2/17/2028	EUR	500,000	576,560
Series EMTN, 3.50%, 4/29/2033	EUR	300,000	342,667
Swedbank AB Series GMTN, 4.13%, 11/13/2028	EUR	600,000	704,652
			6,134,187
SWITZERLAND — 2.9%
Holcim Finance Luxembourg SA:
Series EMTN, 0.50%, 9/3/2030	EUR	400,000	408,500
Series EMTN, 2.25%, 5/26/2028	EUR	600,000	676,379
Lonza Finance International NV Series EMTN, 3.88%, 4/24/2036	EUR	200,000	228,849
Richemont International Holding SA:
1.50%, 3/26/2030	EUR	350,000	378,010
2.00%, 3/26/2038	EUR	500,000	481,325
UBS AG:
Series EMTN, 0.25%, 9/1/2028	EUR	750,000	809,429
Series EMTN, 0.50%, 3/31/2031	EUR	200,000	202,369
Series EMTN, 3 mo. EUR EURIBOR + 0.69%, 3.42%, 8/1/2032 (a)	EUR	200,000	229,664
UBS Group AG:
0.25%, 2/24/2028	EUR	400,000	437,573
Series EMTN, 0.63%, 1/18/2033	EUR	563,000	534,309
0.63%, 2/24/2033	EUR	500,000	473,521
Series EMTN, 0.65%, 9/10/2029	EUR	200,000	211,762
0.88%, 11/3/2031	EUR	400,000	401,446
Series EMTN, 1 yr. EUR Swap - 0.77%, 0.25%, 11/5/2028 (a)	EUR	600,000	661,476
1 yr. EUR Swap + 1.95%, 2.88%, 4/2/2032 (a)	EUR	600,000	668,373
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.73%, 3.13%, 2/13/2031 (a)	EUR	400,000	453,536
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.78%, 2.88%, 2/12/2030 (a)	EUR	600,000	680,140
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.03%, 3.88%, 1/13/2037 (a)	EUR	700,000	800,863
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.25%, 2/12/2034 (a)	EUR	500,000	$557,734
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.15%, 3.76%, 8/11/2036 (a)	EUR	650,000	739,573
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.35%, 3.13%, 6/15/2030 (a)	EUR	400,000	455,967
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.55%, 4.38%, 1/11/2031 (a)	EUR	100,000	118,134
1 yr. EURIBOR ICE Swap + 1.75%, 4.13%, 6/9/2033 (a)	EUR	600,000	705,982
1 yr. EURIBOR ICE Swap + 4.95%, 7.75%, 3/1/2029 (a)	EUR	954,000	1,170,667
1 yr. U.K. Government Bond + 4.55%, 7.38%, 9/7/2033 (a)	GBP	500,000	737,594
			13,223,175
UNITED KINGDOM — 10.5%
Anglian Water Services Financing PLC Series GMTN, 6.25%, 9/12/2044	GBP	300,000	373,897
Barclays PLC:
Series EMTN, 3.25%, 1/17/2033	GBP	500,000	583,693
1 yr. EUR Swap - 1.26%, 0.58%, 8/9/2029 (a)	EUR	400,000	433,393
Series EMTN, 1 yr. EUR Swap + 1.75%, 4.92%, 8/8/2030 (a)	EUR	500,000	597,502
Series EMTN, 1 yr. EUR Swap + 2.55%, 5.26%, 1/29/2034 (a)	EUR	300,000	372,415
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.79%, 10/31/2036 (a)	EUR	350,000	395,521
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.30%, 4.43%, 11/12/2037 (a)	EUR	400,000	471,100
1 yr. EURIBOR ICE Swap + 1.55%, 4.35%, 5/8/2035 (a)	EUR	600,000	707,542
1 yr. EURIBOR ICE Swap + 2.05%, 4.51%, 1/31/2033 (a)	EUR	400,000	476,339
Security Description		Principal Amount	Value
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.61%, 5.75%, 7/31/2032 (a)	GBP	100,000	$135,133
1 yr. GBP Swap + 2.55%, 7.09%, 11/6/2029 (a)	GBP	575,000	796,906
Series EMTN, 1 yr. U.K. Government Bond + 2.80%, 6.37%, 1/31/2031 (a)	GBP	506,000	697,302
Sterling Overnight Index Average + 1.81%, 5.85%, 3/21/2035 (a)	GBP	400,000	535,964
1 yr. EUR Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	200,000	204,198
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.38%, 3.54%, 8/14/2031 (a)	EUR	700,000	802,447
1 yr. EURIBOR ICE Swap + 1.55%, 3.94%, 1/31/2036 (a)	EUR	600,000	688,034
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	600,000	663,492
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	500,000	627,519
Series EMTN, 2.63%, 9/22/2038	GBP	400,000	374,322
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	155,322
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	300,000	290,013
CK Hutchison Group Telecom Finance SA 1.13%, 10/17/2028	EUR	600,000	659,785
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	323,795	353,732
Diageo Finance PLC:
Series EMTN, 2.50%, 3/27/2032 (b)	EUR	200,000	218,341
3.13%, 2/28/2031	EUR	500,000	569,504
DWR Cymru Financing U.K. PLC Series EMTN, 5.75%, 9/10/2044	GBP	300,000	362,589
easyJet FinCo BV Series EMTN, 1.88%, 3/3/2028	EUR	630,000	706,142
Flutter Treasury DAC 6.13%, 6/4/2031	GBP	100,000	132,481
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 10/12/2028	GBP	200,000	247,184
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	297,005
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Heathrow Funding Ltd.:
Series EMTN, 4.63%, 10/31/2048	GBP	100,000	$105,515
Series EMTN, 5.88%, 5/13/2043	GBP	400,000	507,418
6.45%, 12/10/2033	GBP	400,000	561,860
HSBC Holdings PLC:
2.63%, 8/16/2028	GBP	200,000	254,456
1 yr. GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	150,000	195,736
1 yr. GBP Swap + 1.77%, 3.00%, 5/29/2030 (a)	GBP	550,000	691,796
3 mo. EUR EURIBOR - 0.78%, 0.64%, 9/24/2029 (a)	EUR	289,000	312,645
3 mo. EUR EURIBOR - 1.03%, 0.77%, 11/13/2031 (a)	EUR	161,000	164,932
3 mo. EUR EURIBOR + 0.86%, 3.76%, 5/20/2029 (a)	EUR	625,000	723,032
Series EMTN, 3 mo. EUR EURIBOR + 1.12%, 3.61%, 12/1/2033 (a)	EUR	400,000	455,234
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 4.09%, 5/12/2036 (a)	EUR	300,000	348,656
3 mo. EUR EURIBOR + 1.19%, 3.45%, 9/25/2030 (a)	EUR	800,000	918,875
Series EMTN, 3 mo. EUR EURIBOR + 1.27%, 3.31%, 5/13/2030 (a)	EUR	800,000	915,614
3 mo. EUR EURIBOR + 1.46%, 3.83%, 9/25/2035 (a)	EUR	650,000	747,289
Series EMTN, 3 mo. EUR EURIBOR + 1.54%, 3.91%, 5/13/2034 (a)	EUR	530,000	612,846
Series EMTN, 3 mo. EUR EURIBOR + 1.55%, 4.79%, 3/10/2032 (a)	EUR	500,000	603,912
Series EMTN, 3 mo. EUR EURIBOR + 1.94%, 4.86%, 5/23/2033 (a)	EUR	810,000	986,252
Sterling Overnight Index Average + 1.73%, 5.29%, 9/16/2032 (a)	GBP	400,000	533,484
Series EMTN, Sterling Overnight Index Average + 1.81%, 5.81%, 5/22/2033 (a)	GBP	500,000	679,773
Sterling Overnight Index Average + 2.12%, 6.80%, 9/14/2031 (a)	GBP	280,000	394,959
Security Description		Principal Amount	Value
Imperial Brands Finance Netherlands BV:
Series EMTN, 1.75%, 3/18/2033	EUR	600,000	$598,423
Series EMTN, 5.25%, 2/15/2031	EUR	600,000	733,580
Imperial Brands Finance PLC Series EMTN, 3.88%, 2/12/2034	EUR	200,000	225,197
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	364,000	512,907
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	450,250
Series EMTN, 1 yr. EUR Swap + 1.28%, 3.63%, 3/4/2036 (a)	EUR	200,000	228,367
Series EMTN, 1 yr. EUR Swap + 1.50%, 3.13%, 8/24/2030 (a)	EUR	350,000	398,537
Series EMTN, 1 yr. EUR Swap + 1.60%, 4.75%, 9/21/2031 (a)	EUR	373,000	449,074
Series EMTN, 1 yr. EURIBOR ICE Swap + 0.95%, 3.50%, 11/6/2030 (a)	EUR	400,000	460,950
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.18%, 3.88%, 5/14/2032 (a)	EUR	600,000	700,370
Series EMTN, 1 yr. U.K. Government Bond + 1.25%, 5.25%, 10/16/2031 (a)	GBP	400,000	534,398
Motability Operations Group PLC:
Series EMTN, 3.88%, 1/24/2034	EUR	475,000	543,467
Series EMTN, 4.00%, 1/17/2030	EUR	300,000	349,510
Series EMTN, 4.25%, 6/17/2035	EUR	200,000	232,620
National Grid Electricity Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	350,000	475,671
National Grid PLC Series EMTN, 4.28%, 1/16/2035	EUR	300,000	354,836
Nationwide Building Society:
Series EMTN, 3.00%, 3/3/2030	EUR	400,000	454,138
Series EMTN, 3.13%, 8/18/2032	EUR	200,000	225,144
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 6.13%, 8/21/2028	GBP	300,000	$409,164
Series EMTN, 1 yr. GBP SONIA Linked ICE Swap + 1.08%, 5.53%, 1/13/2033 (a)	GBP	200,000	268,362
Series EMTN, 3 mo. EUR EURIBOR + 0.73%, 3.11%, 2/3/2031 (a)	EUR	350,000	396,601
Series EMTN, 3 mo. EUR EURIBOR + 1.00%, 3.85%, 2/3/2037 (a)	EUR	453,000	519,576
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.83%, 7/24/2032 (a)	EUR	474,000	549,740
Series EMTN, 3 mo. EUR EURIBOR + 1.23%, 3.77%, 1/27/2036 (a)	EUR	500,000	570,285
NatWest Group PLC:
Series EMTN, 1 yr. U.K. Government Bond + 2.10%, 3.62%, 3/29/2029 (a)	GBP	340,000	442,095
3 mo. EUR EURIBOR - 0.89%, 0.67%, 9/14/2029 (a)	EUR	300,000	324,929
Series EMTN, 3 mo. EUR EURIBOR - 0.95%, 0.78%, 2/26/2030 (a)	EUR	300,000	321,769
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.63%, 9/3/2034 (a)	EUR	300,000	341,561
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.24%, 5/13/2030 (a)	EUR	700,000	799,406
Series EMTN, 3 mo. EUR EURIBOR + 1.52%, 3.99%, 5/13/2036 (a)	EUR	500,000	582,100
Series EMTN, 3 mo. EUR EURIBOR + 1.83%, 4.77%, 2/16/2029 (a)	EUR	400,000	469,530
Series EMTN, 3 mo. EUR EURIBOR + 1.91%, 4.07%, 9/6/2028 (a)	EUR	400,000	463,146
Series EMTN, 1 yr. U.K. Government Bond + 0.93%, 4.76%, 11/10/2031 (a)	GBP	300,000	392,889
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.58%, 9/12/2032 (a)	EUR	100,000	115,234
NatWest Markets PLC:
Series EMTN, 2.75%, 11/4/2027	EUR	600,000	685,123
Series EMTN, 3.00%, 9/3/2030	EUR	500,000	565,264
Series EMTN, 3.13%, 6/30/2029	EUR	200,000	228,509
Security Description		Principal Amount	Value
Series EMTN, 3.13%, 1/10/2030	EUR	550,000	$626,907
Series EMTN, 3.13%, 1/13/2031	EUR	400,000	454,023
Series EMTN, 6.38%, 11/8/2027	GBP	100,000	135,600
Santander U.K. Group Holdings PLC Series EMTN, 1 yr. EURIBOR ICE Swap + 0.65%, 2.96%, 2/16/2030 (a)	EUR	400,000	453,295
Santander U.K. PLC Series EMTN, 3.35%, 3/25/2030	EUR	600,000	688,964
Standard Chartered PLC:
1 yr. EUR Swap + 1.45%, 4.20%, 3/4/2032 (a)	EUR	600,000	704,252
1 yr. EUR Swap + 1.85%, 4.87%, 5/10/2031 (a)	EUR	500,000	601,630
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.05%, 3.72%, 1/14/2034 (a)	EUR	400,000	455,312
Series EMTN, 1 yr. EURIBOR ICE Swap + 1.30%, 3.86%, 3/17/2033 (a)	EUR	350,000	403,825
SW Finance I PLC Series EMTN, 6.88%, 8/7/2032	GBP	200,000	267,219
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2045	GBP	550,000	661,251
Unilever Finance Netherlands BV 1.75%, 3/25/2030	EUR	100,000	109,294
University of Oxford 2.54%, 12/8/2117	GBP	440,000	253,811
Vodafone Group PLC Series EMTN, 1.63%, 11/24/2030	EUR	600,000	642,926
Wellcome Trust Ltd. 2.52%, 2/7/2118	GBP	700,000	404,903
WPP Finance 2013 Series EMTN, 3.63%, 6/9/2031 (b)	EUR	200,000	225,036
Yorkshire Water Finance PLC Series EMTN, 2.75%, 4/18/2041	GBP	300,000	254,719
			48,358,790
UNITED STATES — 28.9%
Alphabet, Inc.:
1.97%, 5/16/2029	JPY	100,000,000	615,979
2.38%, 11/6/2028	EUR	360,000	407,026
2.41%, 5/16/2031	JPY	100,000,000	616,370
2.50%, 5/6/2029	EUR	800,000	903,837
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.88%, 11/6/2031	EUR	350,000	$394,509
3.00%, 5/6/2033	EUR	600,000	672,225
3.13%, 11/6/2034	EUR	200,000	222,973
3.38%, 5/6/2037	EUR	500,000	553,905
3.50%, 11/6/2038	EUR	650,000	717,726
3.63%, 5/11/2034	EUR	400,000	462,619
3.88%, 5/6/2045	EUR	800,000	863,468
4.00%, 11/6/2044	EUR	700,000	777,428
4.00%, 5/6/2054	EUR	600,000	635,752
4.10%, 5/11/2039	EUR	900,000	1,049,352
4.13%, 2/13/2029	GBP	500,000	658,013
4.38%, 11/6/2064	EUR	300,000	322,649
4.50%, 5/11/2045	EUR	700,000	817,961
4.63%, 11/13/2032	GBP	300,000	392,306
5.50%, 11/13/2041	GBP	300,000	384,088
5.88%, 2/13/2058	GBP	500,000	631,067
6.13%, 2/13/2126	GBP	550,000	691,655
Altria Group, Inc. 3.13%, 6/15/2031	EUR	700,000	790,604
Amazon.com, Inc.:
2.80%, 3/16/2028	EUR	400,000	457,042
3.10%, 3/16/2030	EUR	900,000	1,030,238
3.35%, 3/16/2032	EUR	1,100,000	1,259,110
3.70%, 3/16/2035	EUR	800,000	920,661
4.05%, 3/16/2039	EUR	1,100,000	1,268,970
4.45%, 3/16/2045	EUR	400,000	462,358
4.85%, 3/16/2064	EUR	400,000	467,752
American Express Co. 3 mo. EUR EURIBOR + 1.10%, 3.43%, 5/20/2032 (a)	EUR	400,000	457,836
American Honda Finance Corp. 0.30%, 7/7/2028	EUR	150,000	162,087
American Medical Systems Europe BV 3.50%, 3/8/2032	EUR	480,000	551,970
Amgen, Inc. 4.00%, 9/13/2029	GBP	300,000	391,378
Apple, Inc.:
0.50%, 11/15/2031	EUR	404,000	406,485
1.38%, 5/24/2029	EUR	250,000	274,828
2.00%, 9/17/2027	EUR	300,000	339,838
3.05%, 7/31/2029	GBP	200,000	256,465
AT&T, Inc.:
0.80%, 3/4/2030	EUR	300,000	314,680
1.60%, 5/19/2028	EUR	600,000	668,980
2.35%, 9/5/2029	EUR	200,000	223,262
2.45%, 3/15/2035	EUR	300,000	309,978
3.15%, 6/1/2030	EUR	350,000	398,941
3.15%, 9/4/2036	EUR	871,000	930,384
3.55%, 12/17/2032	EUR	700,000	800,198
3.60%, 6/1/2033	EUR	550,000	627,784
3.95%, 4/30/2031	EUR	500,000	586,354
4.25%, 6/1/2043	GBP	450,000	462,030
4.30%, 11/18/2034	EUR	250,000	296,526
4.38%, 9/14/2029	GBP	450,000	589,114
4.88%, 6/1/2044	GBP	300,000	331,338
Security Description		Principal Amount	Value
Series EMTN, 7.00%, 4/30/2040	GBP	350,000	$494,850
Bank of America Corp.:
Series EMTN, 4.13%, 6/12/2028	EUR	600,000	700,676
Series EMTN, 7.00%, 7/31/2028	GBP	300,000	416,546
Series EMTN, 1 yr. U.K. Government Bond + 1.10%, 1.67%, 6/2/2029 (a)	GBP	600,000	752,280
Series EMTN, 3 mo. EUR EURIBOR - 0.73%, 0.58%, 8/8/2029 (a)	EUR	400,000	434,765
Series EMTN, 3 mo. EUR EURIBOR - 0.79%, 0.69%, 3/22/2031 (a)	EUR	600,000	623,572
Series EMTN, 3 mo. EUR EURIBOR - 0.94%, 0.65%, 10/26/2031 (a)	EUR	800,000	816,712
Series EMTN, 3 mo. EUR EURIBOR - 3.67%, 3.65%, 3/31/2029 (a)	EUR	580,000	669,913
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 2.98%, 10/30/2031 (a)	EUR	872,000	981,237
Series EMTN, 3 mo. EUR EURIBOR + 0.90%, 3.26%, 1/28/2031 (a)	EUR	450,000	513,954
Series EMTN, 3 mo. EUR EURIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	700,000	762,467
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.10%, 5/24/2032 (a)	EUR	550,000	564,640
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 3.49%, 3/10/2034 (a)	EUR	400,000	454,179
Series EMTN, 3 mo. EUR EURIBOR + 1.20%, 2.82%, 4/27/2033 (a)	EUR	400,000	440,963
Becton Dickinson & Co. 3.83%, 6/7/2032	EUR	300,000	348,459
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	600,000	558,269
2.63%, 6/19/2059	GBP	200,000	137,632
Berkshire Hathaway, Inc.:
1.03%, 12/8/2027	JPY	100,000,000	609,378
1.51%, 11/29/2028	JPY	100,000,000	607,718
1.63%, 3/16/2035	EUR	600,000	590,436
BG Energy Capital PLC Series EMTN, 5.00%, 11/4/2036	GBP	350,000	448,352
Blackrock, Inc. 3.75%, 7/18/2035	EUR	600,000	695,354
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
BMS Ireland Capital Funding DAC:
3.36%, 11/10/2033	EUR	600,000	$680,098
3.86%, 11/10/2038	EUR	600,000	685,165
4.58%, 11/10/2055	EUR	400,000	452,878
Booking Holdings, Inc.:
4.13%, 5/12/2033	EUR	300,000	352,118
4.50%, 11/15/2031	EUR	550,000	660,483
4.75%, 11/15/2034	EUR	600,000	730,542
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	700,000	712,127
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	300,000	311,050
Series EMTN, 2.52%, 4/7/2028	EUR	400,000	454,096
2.82%, 4/7/2032	EUR	650,000	720,086
Citigroup, Inc.:
Series EMTN, 1.25%, 4/10/2029	EUR	200,000	218,373
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	110,358
3 mo. EUR EURIBOR + 0.78%, 2.93%, 10/22/2030 (a)	EUR	600,000	678,503
3 mo. EUR EURIBOR + 1.03%, 3.49%, 10/22/2034 (a)	EUR	300,000	338,037
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.75%, 5/14/2032 (a)	EUR	800,000	927,287
3 mo. EUR EURIBOR + 1.25%, 3.71%, 9/22/2028 (a)	EUR	550,000	634,612
3 mo. EUR EURIBOR + 1.58%, 4.11%, 4/29/2036 (a)	EUR	800,000	936,138
3 mo. EUR EURIBOR + 1.60%, 4.11%, 9/22/2033 (a)	EUR	256,000	302,459
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	625,000	664,250
1.13%, 3/9/2027		100,000	113,116
1.63%, 3/9/2035	EUR	500,000	494,444
Comcast Corp.:
0.75%, 2/20/2032	EUR	600,000	592,094
1.88%, 2/20/2036	GBP	125,000	119,576
5.25%, 9/26/2040	GBP	450,000	544,547
Danaher Corp. 4.00%, 4/29/2038	EUR	400,000	464,458
DH Europe Finance II SARL:
0.45%, 3/18/2028	EUR	500,000	548,527
0.75%, 9/18/2031	EUR	650,000	654,538
1.35%, 9/18/2039	EUR	400,000	340,003
Digital Intrepid Holding BV 0.63%, 7/15/2031	EUR	400,000	394,448
Security Description		Principal Amount	Value
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	550,000	$407,211
Exxon Mobil Corp.:
0.52%, 6/26/2028	EUR	350,000	382,531
0.84%, 6/26/2032	EUR	300,000	298,139
1.41%, 6/26/2039	EUR	350,000	298,038
Fidelity National Information Services, Inc. 2.00%, 5/21/2030	EUR	100,000	108,555
Ford Motor Credit Co. LLC:
Series EMTN, 3.62%, 7/27/2028	EUR	500,000	572,451
Series EMTN, 4.45%, 2/14/2030	EUR	400,000	465,677
4.87%, 8/3/2027	EUR	380,000	441,989
Goldman Sachs Group, Inc.:
Series EMTN, 0.25%, 1/26/2028	EUR	400,000	439,183
Series EMTN, 0.75%, 3/23/2032	EUR	400,000	394,698
Series EMTN, 0.88%, 5/9/2029	EUR	650,000	698,454
Series EMTN, 0.88%, 1/21/2030	EUR	700,000	740,130
Series EMTN, 1.00%, 3/18/2033	EUR	175,000	170,280
Series EMTN, 1.25%, 2/7/2029	EUR	350,000	382,189
Series EMTN, 1.50%, 12/7/2027	GBP	300,000	381,595
Series EMTN, 2.00%, 11/1/2028	EUR	777,000	871,268
Series EMTN, 3.00%, 2/12/2031	EUR	100,000	115,183
Series EMTN, 3.13%, 7/25/2029	GBP	300,000	379,673
Series EMTN, 4.00%, 9/21/2029	EUR	200,000	234,943
Series EMTN, 1 yr. U.K. Government Bond + 1.95%, 3.63%, 10/29/2029 (a)	GBP	200,000	258,576
Series EMTN, 3 mo. EUR EURIBOR + 0.55%, 2.74%, 2/17/2029 (a)	EUR	500,000	568,144
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 3.51%, 8/17/2033 (a)	EUR	800,000	908,487
Series EMTN, 3 mo. EUR EURIBOR + 1.10%, 3.98%, 12/18/2036 (a)	EUR	800,000	916,129
Series EMTN, 3 mo. EUR EURIBOR + 1.15%, 3.50%, 1/23/2033 (a)	EUR	800,000	911,596
Series EMTN, 3 mo. EUR EURIBOR + 1.25%, 4.14%, 2/17/2039 (a)	EUR	800,000	914,082
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	600,000	$658,145
0.65%, 2/11/2032	EUR	900,000	887,174
Series EMTN, 0.88%, 2/9/2030	EUR	350,000	369,745
Series EMTN, 1.25%, 2/9/2034	EUR	600,000	579,217
1.50%, 5/23/2029	EUR	100,000	109,538
1.75%, 1/31/2031	EUR	450,000	481,030
3.00%, 2/3/2031	EUR	300,000	338,533
3.15%, 2/10/2033	EUR	700,000	782,929
3.45%, 2/3/2034	EUR	300,000	338,606
3.63%, 2/6/2031	EUR	600,000	694,211
3.75%, 2/6/2035	EUR	200,000	229,993
4.00%, 2/6/2043	EUR	300,000	327,778
4.88%, 2/6/2038	GBP	300,000	362,806
Johnson & Johnson:
1.65%, 5/20/2035	EUR	700,000	698,141
3.35%, 2/26/2037	EUR	300,000	337,082
3.55%, 6/1/2044	EUR	100,000	108,552
3.70%, 2/26/2055	EUR	500,000	527,076
JPMorgan Chase & Co.:
Series EMTN, 2.88%, 5/24/2028	EUR	613,000	701,663
Series EMTN, 3 mo. EUR EURIBOR - 0.65%, 0.60%, 2/17/2033 (a)	EUR	200,000	195,685
Series EMTN, 3 mo. EUR EURIBOR + 0.76%, 3.14%, 2/18/2032 (a)	EUR	600,000	678,171
Series EMTN, 3 mo. EUR EURIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	500,000	522,339
Series EMTN, 3 mo. EUR EURIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	500,000	507,136
Series EMTN, 3 mo. EUR EURIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	550,000	614,274
Series EMTN, 3 mo. EUR EURIBOR + 0.98%, 3.76%, 3/21/2034 (a)	EUR	750,000	866,516
Series EMTN, 3 mo. EUR EURIBOR + 1.05%, 3.59%, 1/23/2036 (a)	EUR	850,000	960,729
Series EMTN, 3 mo. EUR EURIBOR + 1.13%, 1.96%, 3/23/2030 (a)	EUR	1,150,000	1,275,098
Series EMTN, 3 mo. EUR EURIBOR + 1.28%, 4.46%, 11/13/2031 (a)	EUR	774,000	924,380
Series EMTN, Sterling Overnight Index Average + 1.13%, 1.90%, 4/28/2033 (a)	GBP	210,000	236,738
Security Description		Principal Amount	Value
Kraft Heinz Foods Co. 2.25%, 5/25/2028	EUR	200,000	$225,250
McDonald's Corp. Series EMTN, 3.50%, 5/21/2032	EUR	700,000	801,793
Medtronic Global Holdings SCA:
0.38%, 10/15/2028	EUR	450,000	485,378
0.75%, 10/15/2032	EUR	100,000	97,577
1.00%, 7/2/2031	EUR	333,000	341,292
1.38%, 10/15/2040	EUR	350,000	286,169
1.50%, 7/2/2039	EUR	450,000	388,901
1.63%, 3/7/2031	EUR	500,000	531,764
1.63%, 10/15/2050	EUR	300,000	200,385
1.75%, 7/2/2049	EUR	400,000	282,045
2.25%, 3/7/2039	EUR	300,000	287,217
3.00%, 10/15/2028	EUR	400,000	458,027
3.13%, 10/15/2031	EUR	250,000	282,674
3.38%, 10/15/2034	EUR	600,000	678,252
Microsoft Corp. 3.13%, 12/6/2028	EUR	350,000	402,971
Morgan Stanley:
3 mo. EUR EURIBOR - 0.72%, 0.50%, 2/7/2031 (a)	EUR	400,000	412,954
3 mo. EUR EURIBOR - 0.87%, 0.50%, 10/26/2029 (a)	EUR	900,000	967,570
Series GMTN, 3 mo. EUR EURIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	350,000	348,667
Series GMTN, 3 mo. EUR EURIBOR + 0.86%, 3.15%, 11/7/2031 (a)	EUR	600,000	676,950
Series GMTN, 3 mo. EUR EURIBOR + 0.91%, 3.38%, 1/23/2032 (a)	EUR	1,000,000	1,137,968
3 mo. EUR EURIBOR + 1.04%, 3.79%, 3/21/2030 (a)	EUR	800,000	927,079
Series GMTN, 3 mo. EUR EURIBOR + 1.12%, 3.75%, 11/7/2036 (a)	EUR	750,000	845,477
Series GMTN, 3 mo. EUR EURIBOR + 1.14%, 3.98%, 1/23/2037 (a)	EUR	700,000	801,601
Series EMTN, 3 mo. EUR EURIBOR + 1.24%, 3.96%, 3/21/2035 (a)	EUR	925,000	1,071,271
Series GMTN, 3 mo. EUR EURIBOR + 1.25%, 2.95%, 5/7/2032 (a)	EUR	600,000	669,216
3 mo. EUR EURIBOR + 1.30%, 4.66%, 3/2/2029 (a)	EUR	469,000	549,619
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
3 mo. EUR EURIBOR + 1.32%, 3.52%, 5/22/2031 (a)	EUR	700,000	$803,601
3 mo. EUR EURIBOR + 1.55%, 4.10%, 5/22/2036 (a)	EUR	150,000	174,803
Series GMTN, 3 mo. EUR EURIBOR + 1.95%, 5.15%, 1/25/2034 (a)	EUR	700,000	869,887
Sterling Overnight Index Average + 1.46%, 5.21%, 10/24/2035 (a)	GBP	500,000	650,382
Sterling Overnight Index Average + 2.25%, 5.79%, 11/18/2033 (a)	GBP	500,000	679,696
Nestle Finance International Ltd.:
0.38%, 5/12/2032	EUR	200,000	196,750
Series EMTN, 1.50%, 4/1/2030	EUR	356,000	388,513
Netflix, Inc.:
3.63%, 6/15/2030	EUR	300,000	348,026
3.88%, 11/15/2029	EUR	350,000	409,808
4.63%, 5/15/2029	EUR	600,000	715,535
Novartis Finance SA Zero Coupon, 9/23/2028	EUR	950,000	1,020,194
PepsiCo, Inc.:
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	219,107
0.75%, 10/14/2033	EUR	561,000	534,505
Pfizer Netherlands International Finance BV 3.25%, 5/19/2032	EUR	500,000	570,134
Pfizer, Inc. 2.74%, 6/15/2043	GBP	500,000	436,611
Robert Bosch Finance LLC Series EMTN, 2.75%, 5/28/2028	EUR	500,000	568,740
Sanofi SA:
Series 12FX, 1.38%, 3/21/2030	EUR	800,000	863,653
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	325,878
Series 20FX, 1.88%, 3/21/2038	EUR	300,000	287,068
Series EMTN, 3.00%, 5/5/2029	EUR	300,000	343,886
Schlumberger Finance BV 2.00%, 5/6/2032	EUR	100,000	106,704
Schneider Electric SE Series EMTN, 3.62%, 9/2/2037	EUR	300,000	341,927
Shell International Finance BV:
Series EMTN, 0.13%, 11/8/2027	EUR	200,000	220,920
Security Description		Principal Amount	Value
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	$99,522
Series EMTN, 0.75%, 8/15/2028	EUR	550,000	600,514
Series EMTN, 0.88%, 11/8/2039	EUR	400,000	313,714
Series EMTN, 1.25%, 5/12/2028	EUR	400,000	443,879
Series EMTN, 1.25%, 11/11/2032	EUR	600,000	606,590
Series EMTN, 1.50%, 4/7/2028	EUR	600,000	670,713
Series EMTN, 1.88%, 4/7/2032	EUR	100,000	106,165
Stellantis NV:
Series EMTN, 0.75%, 1/18/2029	EUR	500,000	531,749
Series EMTN, 1.25%, 6/20/2033	EUR	700,000	637,730
Series EMTN, 2.75%, 4/1/2032	EUR	382,000	399,424
Series EMTN, 4.25%, 6/16/2031	EUR	300,000	341,952
Series EMTN, 4.38%, 3/14/2030	EUR	200,000	231,284
4.50%, 7/7/2028	EUR	500,000	582,130
Thermo Fisher Scientific Finance I BV:
0.80%, 10/18/2030	EUR	350,000	363,457
1.13%, 10/18/2033	EUR	750,000	732,860
1.63%, 10/18/2041	EUR	600,000	496,700
3.63%, 12/1/2035	EUR	200,000	228,072
Thermo Fisher Scientific, Inc. Series EMTN, 1.88%, 10/1/2049	EUR	420,000	306,666
T-Mobile USA, Inc.:
3.15%, 2/11/2032	EUR	600,000	676,676
3.50%, 2/11/2037	EUR	385,000	425,470
3.90%, 2/19/2038	EUR	200,000	226,562
Toyota Motor Credit Corp.:
Series EMTN, 0.13%, 11/5/2027	EUR	400,000	440,701
Series EMTN, 3.63%, 7/15/2031	EUR	400,000	462,988
Series EMTN, 4.05%, 9/13/2029	EUR	600,000	705,172
Upjohn Finance BV 1.91%, 6/23/2032	EUR	750,000	768,646
Verizon Communications, Inc.:
0.38%, 3/22/2029	EUR	384,000	409,056
0.75%, 3/22/2032	EUR	500,000	491,672
1.25%, 4/8/2030	EUR	700,000	744,432
1.30%, 5/18/2033	EUR	770,000	757,131
1.38%, 11/2/2028	EUR	100,000	109,946
2.63%, 12/1/2031	EUR	350,000	384,700
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Series 20Y, 2.88%, 1/15/2038	EUR	450,000	$462,290
3.25%, 10/29/2032	EUR	600,000	674,621
3.38%, 10/27/2036	GBP	250,000	269,939
3.50%, 6/28/2032	EUR	350,000	399,702
Series EMTN, 3.75%, 2/28/2036	EUR	150,000	170,270
3.75%, 8/6/2037	EUR	400,000	447,743
4.25%, 10/31/2030	EUR	375,000	444,357
4.75%, 10/31/2034	EUR	725,000	885,925
Visa, Inc.:
2.00%, 6/15/2029	EUR	500,000	558,535
2.25%, 5/15/2028	EUR	650,000	735,665
3.13%, 5/15/2033	EUR	250,000	283,293
Walmart, Inc.:
4.88%, 9/21/2029	EUR	351,000	426,509
5.25%, 9/28/2035	GBP	100,000	134,435
5.63%, 3/27/2034	GBP	400,000	553,660
Wells Fargo & Co.:
Series EMTN, 0.63%, 3/25/2030	EUR	500,000	520,077
0.63%, 8/14/2030	EUR	100,000	102,960
4.63%, 11/2/2035	GBP	150,000	187,397
Series EMTN, 3 mo. EUR EURIBOR - 1.85%, 1.74%, 5/4/2030 (a)	EUR	850,000	933,100
Series EMTN, 3 mo. EUR EURIBOR + 0.73%, 2.77%, 7/23/2029 (a)	EUR	450,000	510,110
Series EMTN, 3 mo. EUR EURIBOR + 1.16%, 3.87%, 7/23/2036 (a)	EUR	450,000	517,090
Series EMTN, 3 mo. EUR EURIBOR + 1.22%, 3.90%, 7/22/2032 (a)	EUR	750,000	873,686
			133,479,380
TOTAL CORPORATE BONDS & NOTES (Cost $462,331,420)			454,439,662

Shares
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e)	4,011	4,011
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	2,771,477	$2,771,477
TOTAL SHORT-TERM INVESTMENTS (Cost $2,775,488)		2,775,488
TOTAL INVESTMENTS — 99.1% (Cost $465,106,908)		457,215,150
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		4,372,757
NET ASSETS — 100.0%		$461,587,907

(a)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(b)	All or a portion of the shares of the security are on loan at June 30, 2026.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2026. Maturity date shown is the final maturity.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$454,439,662	$—	$454,439,662
Short-Term Investments	2,775,488	—	—	2,775,488
TOTAL INVESTMENTS	$2,775,488	$454,439,662	$—	$457,215,150
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	57,276	$57,276	$9,724,705	$9,777,970	$—	$—	4,011	$4,011	$3,231
State Street Navigator Securities Lending Portfolio II	10,281,356	10,281,356	6,449,757	13,959,636	—	—	2,771,477	2,771,477	6,569
Total		$10,338,632	$16,174,462	$23,737,606	$—	$—		$2,775,488	$9,800
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.0%
Australia Government Bonds:
1.00%, 12/21/2030	AUD	5,023,000	$3,006,837
1.00%, 11/21/2031	AUD	4,887,000	2,835,027
1.25%, 5/21/2032	AUD	4,796,000	2,773,897
1.50%, 6/21/2031	AUD	5,047,000	3,048,163
1.75%, 11/21/2032	AUD	3,733,000	2,192,832
1.75%, 6/21/2051	AUD	2,549,000	906,284
2.25%, 5/21/2028	AUD	2,482,000	1,652,434
2.50%, 5/21/2030	AUD	4,703,000	3,043,032
2.75%, 11/21/2027	AUD	3,275,000	2,216,554
2.75%, 11/21/2028	AUD	4,947,000	3,300,918
2.75%, 11/21/2029	AUD	4,847,000	3,188,658
2.75%, 6/21/2035	AUD	2,287,000	1,360,807
2.75%, 5/21/2041	AUD	1,695,000	901,390
3.00%, 11/21/2033	AUD	3,962,000	2,474,970
3.00%, 3/21/2047	AUD	1,635,000	820,593
3.25%, 4/21/2029	AUD	4,664,000	3,136,641
3.25%, 6/21/2039	AUD	1,563,000	913,045
3.50%, 12/21/2034	AUD	3,268,000	2,081,405
3.75%, 5/21/2034	AUD	3,000,000	1,959,723
3.75%, 4/21/2037	AUD	2,810,000	1,778,217
4.25%, 6/21/2034	AUD	924,000	624,214
4.25%, 12/21/2035	AUD	3,025,000	2,021,594
4.25%, 3/21/2036	AUD	3,105,000	2,071,616
4.25%, 10/21/2036	AUD	1,300,000	863,624
4.50%, 4/21/2033	AUD	3,728,000	2,576,895
4.75%, 10/21/2037	AUD	2,025,000	1,396,859
4.75%, 6/21/2054	AUD	1,429,000	915,434
			54,061,663
AUSTRIA — 2.6%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,375,000	1,481,960
Zero Coupon, 2/20/2030	EUR	1,500,000	1,558,718
Zero Coupon, 2/20/2031	EUR	1,765,000	1,781,273
Zero Coupon, 10/20/2040	EUR	743,000	523,211
0.25%, 10/20/2036	EUR	961,000	820,367
0.50%, 2/20/2029	EUR	1,711,000	1,851,875
0.70%, 4/20/2071	EUR	807,000	326,470
0.75%, 2/20/2028	EUR	1,591,000	1,766,667
0.75%, 3/20/2051	EUR	1,071,000	649,794
0.85%, 6/30/2120	EUR	661,000	232,928
0.90%, 2/20/2032	EUR	1,480,000	1,525,613
1.50%, 2/20/2047	EUR	942,000	749,415
1.50%, 11/2/2086	EUR	465,000	253,557
1.85%, 5/23/2049	EUR	1,086,000	904,126
2.10%, 9/20/2117	EUR	701,000	476,512
Security Description		Principal Amount	Value
2.40%, 5/23/2034	EUR	1,236,000	$1,356,281
2.50%, 10/20/2029	EUR	993,000	1,129,607
2.80%, 9/20/2032	EUR	575,000	655,613
2.90%, 5/23/2029	EUR	36,000	41,495
2.90%, 2/20/2033	EUR	2,175,000	2,488,622
2.90%, 2/20/2034	EUR	1,611,000	1,834,268
2.95%, 2/20/2035	EUR	1,023,000	1,161,628
3.15%, 6/20/2044	EUR	1,126,000	1,223,709
3.15%, 10/20/2053	EUR	1,113,000	1,156,747
3.20%, 2/20/2036	EUR	800,000	920,801
3.20%, 7/15/2039	EUR	831,000	936,100
3.45%, 10/20/2030	EUR	1,095,000	1,289,412
3.75%, 3/20/2056	EUR	350,000	403,095
3.80%, 1/26/2062	EUR	515,000	598,073
4.15%, 3/15/2037	EUR	3,203,000	3,979,283
6.25%, 7/15/2027	EUR	1,165,000	1,382,132
			35,459,352
BELGIUM — 3.7%
Kingdom of Belgium Government Bonds:
Zero Coupon, 10/22/2027	EUR	1,012,000	1,119,538
Zero Coupon, 10/22/2031	EUR	1,517,000	1,489,628
0.10%, 6/22/2030	EUR	1,659,200	1,708,974
0.35%, 6/22/2032	EUR	1,546,000	1,516,592
0.65%, 6/22/2071	EUR	795,000	274,364
0.80%, 6/22/2028	EUR	1,983,000	2,190,056
0.90%, 6/22/2029	EUR	2,203,000	2,393,156
1.00%, 6/22/2031	EUR	1,961,000	2,049,930
1.25%, 4/22/2033	EUR	1,273,000	1,298,771
1.40%, 6/22/2053	EUR	871,000	543,656
1.45%, 6/22/2037	EUR	789,000	734,707
1.60%, 6/22/2047	EUR	1,272,000	945,457
1.70%, 6/22/2050	EUR	1,088,000	778,259
1.90%, 6/22/2038	EUR	1,155,000	1,102,548
2.15%, 6/22/2066	EUR	457,000	308,493
2.25%, 6/22/2057	EUR	978,000	725,739
2.60%, 10/22/2030	EUR	1,025,000	1,161,675
2.70%, 10/22/2029	EUR	1,477,000	1,688,134
2.75%, 4/22/2039	EUR	1,024,000	1,062,158
2.85%, 10/22/2034	EUR	2,172,000	2,413,951
3.00%, 6/22/2033	EUR	2,309,000	2,626,671
3.00%, 6/22/2034	EUR	1,275,000	1,439,163
3.10%, 8/22/2031	EUR	350,000	403,803
3.10%, 6/22/2035	EUR	1,577,000	1,771,936
3.30%, 6/22/2054	EUR	1,498,000	1,443,417
3.40%, 6/22/2036	EUR	1,300,000	1,482,383
3.45%, 6/22/2042	EUR	907,000	979,110
3.45%, 6/22/2043	EUR	564,000	605,125
3.50%, 6/22/2055	EUR	1,000,000	993,077
3.75%, 6/22/2045	EUR	1,263,000	1,391,571
4.00%, 3/28/2032	EUR	1,052,000	1,269,576
4.25%, 3/28/2041	EUR	2,152,000	2,581,075
4.35%, 6/22/2056	EUR	1,000,000	1,149,115
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
5.00%, 3/28/2035	EUR	2,884,000	$3,721,386
5.50%, 3/28/2028	EUR	1,537,000	1,842,619
			49,205,813
BULGARIA — 0.2%
Bulgaria Government International Bonds:
3.00%, 3/21/2028	EUR	250,000	286,504
3.50%, 5/7/2034	EUR	550,000	625,878
3.63%, 9/5/2032	EUR	450,000	523,087
Series GMTN, 4.13%, 5/7/2038	EUR	500,000	573,040
4.13%, 7/18/2045	EUR	400,000	438,889
			2,447,398
CANADA — 4.6%
Canada Government Bonds:
0.50%, 12/1/2030	CAD	2,942,000	1,863,471
1.25%, 6/1/2030	CAD	3,580,000	2,365,639
1.50%, 6/1/2031	CAD	3,565,000	2,339,344
1.50%, 12/1/2031	CAD	2,697,000	1,752,998
1.75%, 12/1/2053	CAD	2,835,000	1,308,846
2.00%, 6/1/2028	CAD	883,000	613,877
2.00%, 6/1/2032	CAD	2,115,000	1,402,169
2.00%, 12/1/2051	CAD	4,590,000	2,302,619
2.25%, 2/1/2028	CAD	2,615,000	1,830,251
2.25%, 6/1/2029	CAD	1,049,000	727,398
2.25%, 12/1/2029	CAD	540,000	372,666
2.50%, 8/1/2027	CAD	2,650,000	1,866,179
2.50%, 11/1/2027	CAD	2,625,000	1,846,501
2.50%, 5/1/2028	CAD	2,250,000	1,579,052
2.50%, 12/1/2032	CAD	1,728,000	1,172,860
2.75%, 9/1/2027	CAD	1,520,000	1,073,165
2.75%, 3/1/2030	CAD	3,252,000	2,277,443
2.75%, 9/1/2030	CAD	3,900,000	2,724,598
2.75%, 3/1/2031	CAD	3,775,000	2,630,859
2.75%, 6/1/2033 (a)	CAD	1,726,000	1,184,799
2.75%, 12/1/2048	CAD	1,096,000	659,856
2.75%, 12/1/2055	CAD	2,622,000	1,511,898
2.75%, 12/1/2064	CAD	671,000	374,686
3.00%, 9/1/2031	CAD	600,000	421,998
3.00%, 3/1/2032	CAD	700,000	491,443
3.00%, 6/1/2034	CAD	1,215,000	842,317
3.25%, 8/24/2027	CAD	75,000	53,265
3.25%, 9/1/2028	CAD	1,885,000	1,341,575
3.25%, 12/1/2033	CAD	1,690,000	1,194,751
3.25%, 12/1/2034	CAD	2,816,000	1,982,226
3.25%, 6/1/2035	CAD	3,650,000	2,562,396
3.25%, 12/1/2035	CAD	3,350,000	2,343,595
3.25%, 3/1/2036	CAD	250,000	174,673
3.25%, 6/1/2036	CAD	2,050,000	1,429,488
3.50%, 3/1/2028	CAD	1,250,000	892,167
3.50%, 9/1/2029	CAD	2,865,000	2,056,096
3.50%, 3/1/2034	CAD	1,393,000	1,000,928
3.50%, 12/1/2045	CAD	1,901,000	1,312,082
Security Description		Principal Amount	Value
3.50%, 12/1/2057	CAD	2,750,000	$1,840,227
4.00%, 3/1/2029 (a)	CAD	2,275,000	1,650,748
4.00%, 6/1/2041	CAD	1,697,000	1,257,449
5.00%, 6/1/2037	CAD	1,056,000	850,777
5.75%, 6/1/2029	CAD	1,172,000	892,587
5.75%, 6/1/2033	CAD	1,497,000	1,222,565
			61,594,527
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 4/1/2029	CLP	350,000,000	336,986
2.30%, 10/1/2028	CLP	95,000,000	97,834
4.70%, 9/1/2030	CLP	515,000,000	550,551
5.00%, 10/1/2028	CLP	200,000,000	218,275
5.00%, 3/1/2035	CLP	515,000,000	542,934
5.10%, 7/15/2050	CLP	350,000,000	349,421
5.30%, 11/1/2037	CLP	200,000,000	212,805
5.80%, 10/1/2029	CLP	375,000,000	418,147
5.80%, 10/1/2034	CLP	250,000,000	277,709
6.00%, 4/1/2033	CLP	815,000,000	912,821
6.00%, 1/1/2043	CLP	330,000,000	372,890
6.10%, 4/1/2056	CLP	145,000,000	162,846
6.20%, 10/1/2040	CLP	235,000,000	270,276
7.00%, 5/1/2034	CLP	275,000,000	328,857
			5,052,352
CHINA — 4.6%
China Government Bonds:
1.29%, 3/15/2028	CNY	4,000,000	590,069
1.32%, 2/25/2029	CNY	6,250,000	922,846
1.36%, 12/15/2027	CNY	7,000,000	1,033,733
1.40%, 11/25/2028	CNY	5,800,000	857,345
1.42%, 11/15/2027	CNY	8,750,000	1,293,990
1.42%, 8/15/2028	CNY	2,500,000	369,661
1.43%, 1/25/2030	CNY	7,900,000	1,167,684
1.44%, 9/15/2027	CNY	6,750,000	997,752
1.45%, 2/25/2028	CNY	6,770,000	1,001,924
1.46%, 5/25/2028	CNY	8,850,000	1,310,076
1.49%, 12/25/2031	CNY	4,650,000	685,671
1.54%, 1/25/2031	CNY	6,500,000	962,768
1.55%, 7/25/2030	CNY	6,000,000	891,195
1.61%, 2/15/2035	CNY	7,650,000	1,122,492
1.62%, 8/15/2027	CNY	3,600,000	533,376
1.63%, 10/25/2030	CNY	5,700,000	848,266
1.65%, 5/15/2035	CNY	4,500,000	661,557
1.66%, 12/25/2032	CNY	5,000,000	742,197
1.67%, 5/25/2035	CNY	4,500,000	663,083
1.74%, 10/15/2029	CNY	5,000,000	746,442
1.75%, 2/25/2036	CNY	8,000,000	1,181,374
1.78%, 9/15/2032	CNY	6,500,000	972,896
1.78%, 11/15/2035	CNY	7,500,000	1,110,125
1.79%, 3/25/2032	CNY	9,000,000	1,348,098
1.83%, 8/25/2035	CNY	8,750,000	1,301,158
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
1.87%, 9/15/2031	CNY	5,070,000	$762,758
1.91%, 7/15/2029	CNY	6,450,000	967,895
1.92%, 1/15/2055	CNY	3,100,000	424,103
2.04%, 11/25/2034	CNY	4,700,000	714,366
2.05%, 4/15/2029	CNY	8,150,000	1,226,822
2.11%, 8/25/2034	CNY	7,000,000	1,070,940
2.12%, 6/25/2031	CNY	7,550,000	1,148,926
2.27%, 5/25/2034	CNY	5,900,000	912,745
2.28%, 3/25/2031	CNY	5,000,000	765,739
2.35%, 2/25/2034	CNY	5,700,000	886,626
2.37%, 1/15/2029	CNY	6,650,000	1,007,621
2.38%, 1/15/2056	CNY	2,000,000	301,865
2.40%, 7/15/2028	CNY	4,500,000	679,237
2.44%, 10/15/2027	CNY	6,050,000	905,489
2.48%, 9/25/2028	CNY	5,750,000	871,513
2.52%, 8/25/2033	CNY	5,000,000	785,311
2.55%, 10/15/2028	CNY	4,870,000	739,335
2.60%, 9/15/2030	CNY	4,300,000	665,231
2.60%, 9/1/2032	CNY	7,500,000	1,176,394
2.62%, 4/15/2028	CNY	4,450,000	673,141
2.62%, 6/25/2030	CNY	4,000,000	618,123
2.64%, 1/15/2028	CNY	5,500,000	829,472
2.65%, 3/25/2074	CNY	1,500,000	240,537
2.67%, 5/25/2033	CNY	5,400,000	855,005
2.67%, 11/25/2033	CNY	3,000,000	476,357
2.69%, 8/15/2032	CNY	4,000,000	629,027
2.75%, 6/15/2029	CNY	2,550,000	392,243
2.75%, 2/17/2032	CNY	5,650,000	890,113
2.76%, 5/15/2032	CNY	2,650,000	418,480
2.79%, 12/15/2029	CNY	2,000,000	309,697
2.80%, 3/24/2029	CNY	4,000,000	614,850
2.80%, 3/25/2030	CNY	3,600,000	559,569
2.80%, 11/15/2032	CNY	7,750,000	1,232,605
2.88%, 2/25/2033	CNY	3,850,000	617,142
2.89%, 11/18/2031	CNY	6,400,000	1,014,565
3.00%, 10/15/2053	CNY	4,500,000	767,666
3.12%, 10/25/2052	CNY	3,500,000	603,378
3.19%, 4/15/2053	CNY	5,500,000	961,393
3.25%, 11/22/2028	CNY	6,470,000	1,003,759
3.27%, 11/19/2030	CNY	8,350,000	1,336,846
3.27%, 3/25/2073	CNY	3,750,000	697,484
3.32%, 4/15/2052	CNY	9,000,000	1,601,581
3.39%, 3/16/2050	CNY	3,550,000	631,508
3.40%, 7/15/2072	CNY	1,000,000	190,894
3.76%, 3/22/2071	CNY	2,500,000	512,511
3.81%, 9/14/2050	CNY	2,500,000	473,129
3.86%, 7/22/2049	CNY	2,500,000	474,617
4.08%, 10/22/2048	CNY	12,330,000	2,405,215
4.63%, 8/11/2034	CNY	500,000	92,820
			61,452,421
CROATIA — 0.2%
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	341,000	371,361
1.50%, 6/17/2031	EUR	499,000	532,961
Security Description		Principal Amount	Value
2.88%, 4/22/2032	EUR	659,000	$748,409
3.25%, 2/25/2036	EUR	200,000	226,092
3.25%, 2/11/2037	EUR	878,000	986,234
3.38%, 3/12/2034	EUR	450,000	521,644
			3,386,701
CYPRUS — 0.1%
Cyprus Government International Bonds:
Series EMTN, 0.63%, 1/21/2030 (a)	EUR	199,000	211,348
Series EMTN, 0.95%, 1/20/2032	EUR	150,000	154,946
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	85,643
Series EMTN, 2.38%, 9/25/2028	EUR	50,000	56,651
Series EMTN, 2.75%, 2/26/2034	EUR	80,000	89,196
Series EMTN, 2.75%, 5/3/2049	EUR	400,000	385,514
Series EMTN, 3.25%, 1/28/2036	EUR	150,000	170,527
			1,153,825
CZECH REPUBLIC — 0.9%
Czech Republic Government Bonds:
0.05%, 11/29/2029	CZK	8,860,000	365,511
0.95%, 5/15/2030	CZK	15,790,000	663,590
1.20%, 3/13/2031	CZK	16,090,000	667,028
1.50%, 4/24/2040	CZK	12,600,000	396,512
1.75%, 6/23/2032	CZK	15,700,000	646,097
1.95%, 7/30/2037	CZK	11,500,000	416,096
2.00%, 10/13/2033	CZK	16,580,000	665,634
2.50%, 8/25/2028	CZK	5,790,000	265,136
2.75%, 7/23/2029	CZK	16,390,000	744,905
3.00%, 3/3/2033	CZK	11,720,000	510,701
3.50%, 5/30/2035	CZK	18,480,000	807,559
3.60%, 6/3/2036	CZK	11,710,000	509,758
4.00%, 4/4/2044	CZK	5,000,000	206,896
4.20%, 12/4/2036	CZK	11,350,000	516,855
4.25%, 10/24/2034	CZK	12,150,000	563,617
4.50%, 11/11/2032	CZK	19,900,000	948,777
4.85%, 11/26/2057	CZK	1,750,000	75,955
4.90%, 4/14/2034	CZK	11,600,000	563,833
4.95%, 2/27/2037	CZK	5,720,000	276,070
5.00%, 9/30/2030	CZK	11,720,000	572,532
5.30%, 9/19/2035	CZK	7,000,000	348,294
5.50%, 12/12/2028	CZK	18,900,000	922,908
5.75%, 3/29/2029	CZK	11,200,000	551,162
6.20%, 6/16/2031	CZK	11,560,000	595,023
			12,800,449
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
DENMARK — 0.6%
Denmark Government Bonds:
Zero Coupon, 11/15/2031	DKK	7,112,000	$956,305
0.25%, 11/15/2052	DKK	9,617,000	732,369
0.50%, 11/15/2027	DKK	5,500,000	821,830
0.50%, 11/15/2029	DKK	4,740,000	682,249
2.00%, 11/15/2028	DKK	7,450,000	1,131,315
2.25%, 11/15/2033	DKK	2,050,000	306,842
2.25%, 11/15/2035	DKK	3,550,000	521,287
4.50%, 11/15/2039	DKK	13,251,000	2,385,084
			7,537,281
ESTONIA — 0.0% *
Estonia Government International Bonds:
0.13%, 6/10/2030	EUR	188,000	193,413
Series EMTN, 3.25%, 1/17/2034	EUR	225,000	256,603
4.00%, 10/12/2032	EUR	175,000	209,711
			659,727
FINLAND — 1.3%
Finland Government Bonds:
Zero Coupon, 9/15/2030	EUR	834,000	851,799
0.13%, 9/15/2031	EUR	796,000	793,283
0.13%, 4/15/2036	EUR	411,000	349,861
0.13%, 4/15/2052	EUR	634,000	291,548
0.25%, 9/15/2040	EUR	595,000	433,292
0.50%, 9/15/2027	EUR	684,000	763,141
0.50%, 9/15/2028	EUR	768,000	839,537
0.50%, 9/15/2029	EUR	834,000	891,336
0.50%, 4/15/2043	EUR	684,000	477,444
0.75%, 4/15/2031	EUR	672,000	699,765
1.13%, 4/15/2034	EUR	697,000	693,805
1.38%, 4/15/2047	EUR	805,000	610,414
1.50%, 9/15/2032	EUR	872,000	918,571
2.50%, 4/15/2030	EUR	294,000	333,578
2.63%, 4/15/2032	EUR	450,000	508,383
2.63%, 7/4/2042	EUR	883,000	894,698
2.75%, 7/4/2028	EUR	547,000	627,666
2.75%, 4/15/2038	EUR	704,000	758,671
2.88%, 4/15/2029	EUR	691,000	795,382
2.95%, 4/15/2055	EUR	664,000	647,483
3.00%, 9/15/2033	EUR	920,000	1,055,109
3.00%, 9/15/2034	EUR	1,195,000	1,361,650
3.00%, 9/15/2035	EUR	1,144,000	1,294,545
3.20%, 4/15/2045	EUR	250,000	268,817
3.35%, 9/15/2036	EUR	250,000	289,118
3.55%, 4/15/2041	EUR	200,000	228,761
			17,677,657
Security Description		Principal Amount	Value
FRANCE — 4.9%
French Republic Government Bonds OAT:
Zero Coupon, 11/25/2029	EUR	1,630,000	$1,696,598
Zero Coupon, 11/25/2030	EUR	1,776,000	1,790,053
Zero Coupon, 11/25/2031	EUR	1,795,000	1,746,106
Zero Coupon, 5/25/2032	EUR	1,218,000	1,162,399
0.50%, 5/25/2029	EUR	1,837,000	1,970,086
0.50%, 5/25/2040	EUR	904,000	656,190
0.50%, 6/25/2044	EUR	11,000	6,860
0.50%, 5/25/2072	EUR	160,000	46,778
0.75%, 2/25/2028	EUR	1,592,000	1,764,212
0.75%, 5/25/2028	EUR	1,776,000	1,958,656
0.75%, 11/25/2028	EUR	1,936,000	2,113,404
0.75%, 5/25/2052	EUR	447,000	227,897
0.75%, 5/25/2053	EUR	1,184,000	585,012
1.25%, 5/25/2034	EUR	2,134,000	2,085,270
1.25%, 5/25/2036	EUR	2,134,000	1,967,822
1.25%, 5/25/2038	EUR	974,000	844,483
1.50%, 5/25/2031	EUR	1,809,000	1,931,996
1.50%, 5/25/2050	EUR	15,000	10,018
1.75%, 6/25/2039	EUR	1,014,000	912,918
1.75%, 5/25/2066	EUR	574,000	331,057
2.00%, 11/25/2032	EUR	1,100,000	1,173,170
2.00%, 5/25/2048	EUR	576,000	448,447
2.40%, 9/24/2028	EUR	1,551,000	1,761,356
2.40%, 9/24/2029	EUR	1,325,000	1,496,777
2.50%, 5/25/2030	EUR	2,093,000	2,362,544
2.50%, 5/25/2043	EUR	955,000	882,371
2.70%, 2/25/2031	EUR	2,500,000	2,827,330
2.75%, 10/25/2027	EUR	1,449,000	1,658,915
2.75%, 2/25/2029	EUR	1,768,000	2,021,557
2.75%, 2/25/2030	EUR	2,428,000	2,767,497
3.00%, 5/25/2033	EUR	1,660,000	1,869,600
3.00%, 11/25/2034	EUR	1,325,000	1,468,502
3.00%, 6/25/2049	EUR	498,000	464,280
3.00%, 5/25/2054	EUR	782,000	693,845
3.20%, 5/25/2035	EUR	1,775,000	1,986,209
3.25%, 5/25/2045	EUR	1,377,000	1,391,846
3.25%, 5/25/2055	EUR	964,000	893,687
3.50%, 11/25/2033	EUR	1,583,000	1,832,447
3.50%, 11/25/2035	EUR	1,650,000	1,880,124
3.60%, 5/25/2042	EUR	840,000	910,624
3.75%, 5/25/2056	EUR	800,000	811,248
3.80%, 6/25/2037	EUR	150,000	173,130
4.00%, 10/25/2038	EUR	1,192,000	1,389,265
4.00%, 4/25/2055	EUR	1,080,000	1,153,225
4.00%, 4/25/2060	EUR	1,058,000	1,110,914
4.10%, 5/25/2046	EUR	550,000	620,944
4.40%, 5/25/2057	EUR	275,000	311,363
4.50%, 4/25/2041	EUR	851,000	1,031,633
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
4.75%, 4/25/2035	EUR	1,369,000	$1,716,745
5.50%, 4/25/2029	EUR	1,606,000	1,971,698
5.75%, 10/25/2032	EUR	1,309,000	1,717,091
			66,606,199
GERMANY — 4.5%
Bundesobligation:
1.30%, 10/15/2027	EUR	1,208,000	1,360,562
2.10%, 4/12/2029	EUR	1,844,000	2,084,449
2.20%, 4/13/2028	EUR	650,000	739,030
2.20%, 10/10/2030	EUR	1,550,000	1,745,370
2.40%, 10/19/2028	EUR	1,041,000	1,187,021
2.40%, 4/18/2030	EUR	2,391,000	2,718,207
2.50%, 10/11/2029	EUR	1,039,000	1,186,364
2.50%, 4/16/2031	EUR	950,000	1,081,282
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 11/15/2027	EUR	371,000	410,151
Zero Coupon, 11/15/2028	EUR	542,000	584,586
Zero Coupon, 8/15/2029	EUR	429,000	453,978
Zero Coupon, 2/15/2030	EUR	484,000	505,413
Zero Coupon, 8/15/2030	EUR	892,000	919,913
Zero Coupon, 2/15/2031	EUR	595,000	605,267
Zero Coupon, 8/15/2031	EUR	995,000	997,862
Zero Coupon, 2/15/2032	EUR	1,260,000	1,245,326
Zero Coupon, 5/15/2036	EUR	1,037,000	893,944
Zero Coupon, 8/15/2050	EUR	1,539,000	782,751
Zero Coupon, 8/15/2052	EUR	1,392,000	660,812
0.25%, 8/15/2028	EUR	713,000	777,997
0.25%, 2/15/2029	EUR	120,000	129,479
0.50%, 2/15/2028	EUR	787,000	871,566
1.00%, 5/15/2038	EUR	1,344,000	1,226,172
1.25%, 8/15/2048	EUR	1,456,000	1,117,789
1.70%, 8/15/2032	EUR	750,000	812,368
1.80%, 8/15/2053	EUR	1,694,000	1,389,499
2.10%, 11/15/2029	EUR	1,068,000	1,203,706
2.20%, 2/15/2034	EUR	1,317,000	1,448,998
2.30%, 2/15/2033	EUR	2,047,000	2,285,118
2.40%, 11/15/2030	EUR	1,343,000	1,524,056
2.50%, 11/15/2032	EUR	500,000	565,787
2.50%, 2/15/2035	EUR	1,600,000	1,786,885
2.50%, 7/4/2044	EUR	844,000	861,270
2.50%, 8/15/2046	EUR	789,000	792,367
2.50%, 8/15/2054	EUR	1,100,000	1,051,726
2.60%, 8/15/2033	EUR	1,343,000	1,523,353
Security Description		Principal Amount	Value
2.60%, 8/15/2034	EUR	1,386,000	$1,564,081
2.60%, 8/15/2035	EUR	1,050,000	1,178,186
2.60%, 5/15/2041	EUR	1,125,000	1,195,939
2.90%, 2/15/2036	EUR	225,000	258,084
2.90%, 8/15/2056	EUR	525,000	542,183
3.25%, 7/4/2042	EUR	1,123,000	1,286,070
3.40%, 5/15/2047	EUR	350,000	403,185
4.00%, 1/4/2037	EUR	1,320,000	1,655,288
4.25%, 7/4/2039	EUR	1,155,000	1,484,369
4.75%, 7/4/2028	EUR	1,284,000	1,531,973
4.75%, 7/4/2034	EUR	1,080,000	1,411,140
4.75%, 7/4/2040	EUR	1,085,000	1,465,067
5.50%, 1/4/2031	EUR	1,263,000	1,621,627
5.63%, 1/4/2028	EUR	899,000	1,074,727
6.25%, 1/4/2030	EUR	1,179,000	1,513,749
6.50%, 7/4/2027	EUR	1,057,000	1,256,311
Bundesschatzanweisungen:
1.90%, 9/16/2027	EUR	580,000	658,355
2.00%, 12/16/2027	EUR	550,000	624,187
2.10%, 3/15/2028	EUR	575,000	652,664
			60,907,609
GREECE — 0.8%
Hellenic Republic Government Bonds:
0.75%, 6/18/2031	EUR	875,000	900,994
1.50%, 6/18/2030	EUR	900,000	979,032
1.75%, 6/18/2032	EUR	525,000	558,393
1.88%, 1/24/2052	EUR	350,000	256,486
3.38%, 6/15/2034	EUR	700,000	804,197
3.38%, 6/16/2036	EUR	625,000	705,167
3.63%, 6/15/2035	EUR	775,000	898,717
3.88%, 6/15/2028	EUR	825,000	965,548
3.88%, 3/12/2029	EUR	450,000	529,653
4.13%, 6/15/2054	EUR	600,000	673,358
4.25%, 6/15/2033	EUR	1,250,000	1,524,491
4.38%, 7/18/2038	EUR	1,125,000	1,372,878
			10,168,914
HONG KONG — 0.1%
Hong Kong Government Bonds Programme:
1.59%, 3/4/2036	HKD	200,000	21,817
1.89%, 3/2/2032	HKD	800,000	95,670
1.97%, 1/17/2029	HKD	600,000	74,890
2.02%, 3/7/2034	HKD	300,000	35,336
2.13%, 7/16/2030	HKD	500,000	61,920
Hong Kong Government Infrastructure Bonds Programme:
2.70%, 5/15/2030	HKD	900,000	113,823
2.76%, 4/25/2028	HKD	500,000	63,621
2.89%, 10/25/2027	HKD	950,000	121,161
2.91%, 2/7/2033	HKD	900,000	113,568
3.17%, 7/24/2035	HKD	650,000	82,676
3.23%, 12/5/2029	HKD	1,000,000	128,757
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
3.84%, 1/16/2035	HKD	850,000	$113,143
			1,026,382
HUNGARY — 0.6%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	174,810,000	516,829
2.25%, 4/20/2033	HUF	122,740,000	332,462
2.25%, 6/22/2034	HUF	73,000,000	191,881
3.00%, 10/27/2027	HUF	63,260,000	198,042
3.00%, 8/21/2030	HUF	248,210,000	738,322
3.00%, 10/27/2038	HUF	103,500,000	269,665
3.00%, 4/25/2041	HUF	134,630,000	337,797
3.25%, 10/22/2031	HUF	160,000,000	472,290
4.50%, 3/23/2028	HUF	138,000,000	439,315
4.50%, 5/27/2032	HUF	71,000,000	221,913
4.75%, 11/24/2032	HUF	183,000,000	578,538
6.00%, 11/28/2029	HUF	98,500,000	325,410
6.25%, 9/23/2037	HUF	70,000,000	246,900
6.75%, 10/22/2028	HUF	293,600,000	977,363
6.75%, 7/23/2031	HUF	110,000,000	379,331
7.00%, 10/24/2035	HUF	367,000,000	1,343,092
			7,569,150
INDONESIA — 2.1%
Indonesia Treasury Bonds:
5.88%, 3/15/2031	IDR	24,994,000,000	1,330,078
6.13%, 5/15/2028	IDR	10,589,000,000	579,423
6.25%, 6/15/2036	IDR	7,270,000,000	378,195
6.38%, 8/15/2028	IDR	16,828,000,000	927,074
6.38%, 4/15/2032	IDR	26,352,000,000	1,406,242
6.38%, 7/15/2037	IDR	2,105,000,000	108,830
6.50%, 7/15/2030	IDR	19,449,000,000	1,059,470
6.50%, 2/15/2031	IDR	24,990,000,000	1,356,068
6.50%, 4/15/2036	IDR	21,300,000,000	1,136,631
6.63%, 5/15/2033	IDR	18,475,000,000	991,511
6.63%, 2/15/2034	IDR	28,598,000,000	1,531,533
6.75%, 7/15/2035	IDR	33,263,000,000	1,789,654
6.88%, 4/15/2029	IDR	10,462,000,000	579,346
6.88%, 8/15/2051	IDR	8,315,000,000	441,752
6.88%, 7/15/2054	IDR	12,130,000,000	639,752
7.00%, 9/15/2030	IDR	18,400,000,000	1,018,077
7.00%, 2/15/2033	IDR	21,205,000,000	1,165,304
7.13%, 6/15/2038	IDR	19,658,000,000	1,078,224
7.13%, 8/15/2040	IDR	24,850,000,000	1,373,935
7.13%, 6/15/2042	IDR	18,230,000,000	998,387
7.13%, 6/15/2043	IDR	13,000,000,000	712,271
7.13%, 8/15/2045	IDR	22,000,000,000	1,219,031
7.38%, 10/15/2030	IDR	10,000,000,000	562,835
7.38%, 5/15/2048	IDR	10,875,000,000	609,560
7.50%, 5/15/2038	IDR	15,342,000,000	872,291
7.50%, 4/15/2040	IDR	12,980,000,000	734,497
9.00%, 3/15/2029	IDR	2,000,000,000	116,939
Security Description		Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia:
5.00%, 11/15/2030	IDR	14,300,000,000	$731,732
5.88%, 7/15/2028	IDR	16,725,000,000	910,043
6.10%, 2/15/2037	IDR	6,000,000,000	306,129
6.38%, 3/15/2034	IDR	6,900,000,000	369,485
6.50%, 6/15/2039	IDR	2,814,000,000	147,651
6.75%, 6/15/2047	IDR	4,500,000,000	237,813
6.88%, 3/15/2036	IDR	10,000,000,000	545,370
6.88%, 12/15/2049	IDR	15,500,000,000	821,562
			28,786,695
IRELAND — 1.0%
Ireland Government Bonds:
Zero Coupon, 10/18/2031	EUR	977,000	970,612
0.20%, 10/18/2030	EUR	908,000	936,940
0.35%, 10/18/2032	EUR	538,000	529,555
0.40%, 5/15/2035	EUR	557,900	512,039
0.55%, 4/22/2041	EUR	555,000	430,567
0.90%, 5/15/2028	EUR	933,000	1,035,832
1.10%, 5/15/2029	EUR	1,104,000	1,211,425
1.30%, 5/15/2033	EUR	611,000	634,156
1.35%, 3/18/2031	EUR	726,000	783,224
1.50%, 5/15/2050	EUR	758,000	587,939
1.70%, 5/15/2037	EUR	861,000	856,905
2.00%, 2/18/2045	EUR	1,148,000	1,056,853
2.40%, 5/15/2030	EUR	923,000	1,046,388
2.60%, 10/18/2034	EUR	1,030,000	1,151,112
3.00%, 10/18/2043	EUR	784,000	850,185
3.10%, 6/18/2036	EUR	425,000	488,311
3.15%, 10/18/2055	EUR	591,000	619,589
			13,701,632
ISRAEL — 1.1%
Israel Government Bonds - Fixed:
1.00%, 3/31/2030	ILS	3,449,000	1,060,457
1.30%, 4/30/2032	ILS	3,925,000	1,166,108
1.50%, 5/31/2037	ILS	5,278,000	1,406,060
2.25%, 9/28/2028	ILS	3,944,000	1,292,302
2.80%, 11/29/2052	ILS	4,337,000	1,107,974
3.75%, 9/30/2027	ILS	4,215,000	1,422,514
3.75%, 2/28/2029	ILS	2,681,000	908,478
3.75%, 7/31/2031	ILS	1,400,000	476,519
3.75%, 3/31/2047	ILS	3,515,000	1,118,458
4.00%, 3/30/2035	ILS	5,163,000	1,770,504
4.10%, 7/31/2028	ILS	1,650,000	562,762
4.15%, 10/31/2035	ILS	1,350,000	467,681
4.60%, 8/31/2029	ILS	3,540,000	1,232,364
5.50%, 1/31/2042	ILS	3,148,000	1,242,461
			15,234,642
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.90%, 4/1/2031	EUR	956,000	$993,975
0.95%, 12/1/2031	EUR	350,000	358,707
0.95%, 6/1/2032	EUR	634,000	641,384
1.35%, 4/1/2030	EUR	741,000	802,742
1.45%, 3/1/2036	EUR	368,000	348,940
1.50%, 4/30/2045	EUR	227,000	170,587
1.65%, 12/1/2030	EUR	767,000	830,947
1.65%, 3/1/2032	EUR	913,000	967,932
1.70%, 9/1/2051	EUR	367,000	252,854
1.80%, 3/1/2041	EUR	425,000	370,095
2.00%, 2/1/2028	EUR	863,000	977,117
2.05%, 8/1/2027	EUR	618,000	702,707
2.10%, 8/26/2027	EUR	575,000	653,374
2.15%, 9/1/2052	EUR	376,000	285,002
2.15%, 3/1/2072	EUR	278,000	190,126
2.20%, 2/28/2028	EUR	450,000	510,444
2.25%, 9/1/2036	EUR	538,000	545,809
2.35%, 1/15/2029	EUR	400,000	452,802
2.40%, 3/15/2029	EUR	525,000	594,550
2.45%, 9/1/2033	EUR	651,000	706,900
2.45%, 9/1/2050	EUR	494,000	409,846
2.65%, 12/1/2027	EUR	603,000	689,497
2.65%, 6/15/2028	EUR	550,000	628,300
2.70%, 10/15/2027	EUR	450,000	514,768
2.70%, 10/1/2030	EUR	600,000	679,504
2.70%, 3/1/2047	EUR	387,000	351,897
2.80%, 12/1/2028	EUR	460,000	527,474
2.80%, 6/15/2029	EUR	557,000	637,282
2.80%, 3/1/2067	EUR	220,000	179,536
2.85%, 2/1/2031	EUR	450,000	511,681
2.95%, 7/1/2030	EUR	489,000	560,015
2.95%, 9/1/2038	EUR	564,000	594,240
3.00%, 8/1/2029	EUR	984,000	1,133,094
3.00%, 10/1/2029	EUR	896,000	1,029,922
3.10%, 3/1/2040	EUR	558,000	585,917
3.15%, 11/15/2031	EUR	871,000	1,000,359
3.15%, 3/15/2033	EUR	575,000	654,143
3.25%, 7/15/2032	EUR	425,000	488,572
3.25%, 11/15/2032	EUR	550,000	630,930
3.25%, 3/1/2038	EUR	584,000	637,205
3.25%, 9/1/2046	EUR	431,000	430,881
3.35%, 7/1/2029	EUR	799,000	927,870
3.35%, 3/1/2035	EUR	779,000	885,527
3.40%, 4/1/2028	EUR	469,000	542,851
3.45%, 7/15/2027	EUR	675,000	778,228
3.45%, 7/15/2031	EUR	946,000	1,103,393
3.45%, 2/1/2036	EUR	375,000	425,130
3.45%, 3/1/2048	EUR	591,000	603,013
3.50%, 3/1/2030	EUR	1,246,000	1,457,852
3.50%, 2/15/2031	EUR	1,015,000	1,186,507
3.60%, 10/1/2035	EUR	550,000	632,689
3.65%, 8/1/2035	EUR	620,000	716,828
Security Description		Principal Amount	Value
3.70%, 6/15/2030	EUR	631,000	$742,841
3.80%, 8/1/2028	EUR	1,134,000	1,325,241
3.80%, 7/1/2036	EUR	125,000	145,298
3.85%, 7/1/2034	EUR	1,209,000	1,427,097
3.85%, 2/1/2035	EUR	1,075,000	1,265,258
3.85%, 10/1/2040	EUR	400,000	453,166
3.85%, 9/1/2049	EUR	483,000	521,024
3.95%, 10/1/2041	EUR	500,000	568,220
4.00%, 11/15/2030	EUR	564,000	672,369
4.00%, 10/30/2031	EUR	69,000	82,654
4.00%, 4/30/2035	EUR	618,000	735,764
4.00%, 2/1/2037	EUR	1,219,000	1,442,315
4.05%, 10/30/2037	EUR	600,000	708,770
4.10%, 2/1/2029	EUR	859,000	1,014,746
4.10%, 4/30/2046	EUR	350,000	396,237
4.15%, 10/1/2039	EUR	835,000	983,116
4.20%, 3/1/2034	EUR	805,000	973,369
4.30%, 10/1/2054	EUR	478,000	540,847
4.35%, 11/1/2033	EUR	341,000	416,191
4.45%, 9/1/2043	EUR	786,000	939,498
4.50%, 10/1/2053	EUR	471,000	551,483
4.65%, 10/1/2055	EUR	250,000	297,652
4.75%, 9/1/2028	EUR	1,364,000	1,626,531
4.75%, 9/1/2044	EUR	781,000	968,528
5.00%, 8/1/2034	EUR	906,000	1,153,956
5.00%, 8/1/2039	EUR	909,000	1,164,429
5.00%, 9/1/2040	EUR	1,221,000	1,563,931
5.25%, 11/1/2029	EUR	1,088,000	1,340,427
5.75%, 2/1/2033	EUR	762,000	1,001,761
6.00%, 5/1/2031	EUR	1,212,000	1,573,534
6.50%, 11/1/2027	EUR	1,016,000	1,220,021
			61,308,219
JAPAN — 22.8%
Japan Government Five Year Bonds:
0.10%, 9/20/2027	JPY	358,250,000	2,175,092
0.10%, 3/20/2028	JPY	303,100,000	1,826,190
0.10%, 6/20/2028	JPY	163,450,000	980,871
0.20%, 12/20/2027	JPY	288,000,000	1,744,586
0.20%, 3/20/2028	JPY	137,100,000	827,476
0.20%, 6/20/2028	JPY	120,500,000	724,557
0.20%, 12/20/2028	JPY	204,900,000	1,222,302
0.30%, 12/20/2027	JPY	184,050,000	1,116,485
0.30%, 6/20/2028	JPY	128,500,000	774,155
0.30%, 9/20/2028	JPY	213,800,000	1,283,458
0.30%, 12/20/2028	JPY	315,300,000	1,886,142
0.40%, 9/20/2028	JPY	356,350,000	2,143,932
0.40%, 12/20/2028	JPY	250,000,000	1,498,769
0.40%, 3/20/2029	JPY	157,650,000	941,739
0.40%, 6/20/2029	JPY	307,250,000	1,828,546
0.50%, 3/20/2029	JPY	172,400,000	1,032,735
0.50%, 6/20/2029	JPY	470,400,000	2,807,873
0.60%, 3/20/2029	JPY	164,100,000	985,690
0.60%, 6/20/2029	JPY	251,500,000	1,505,596
0.60%, 9/20/2029	JPY	140,350,000	836,625
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
0.70%, 9/20/2029	JPY	386,300,000	$2,310,313
0.90%, 12/20/2029	JPY	240,300,000	1,441,356
1.00%, 12/20/2029	JPY	325,000,000	1,956,219
1.00%, 3/20/2030	JPY	389,000,000	2,333,282
1.00%, 6/20/2030	JPY	206,000,000	1,230,841
1.10%, 12/20/2029	JPY	200,000,000	1,207,913
1.10%, 6/20/2030	JPY	275,000,000	1,649,645
1.30%, 9/20/2030	JPY	415,500,000	2,504,249
1.40%, 9/20/2030	JPY	150,000,000	907,919
1.60%, 12/20/2030	JPY	716,650,000	4,361,677
1.80%, 3/20/2031	JPY	427,850,000	2,621,698
2.00%, 3/20/2031	JPY	450,000,000	2,781,154
Japan Government Forty Year Bonds:
0.40%, 3/20/2056	JPY	24,200,000	59,288
0.50%, 3/20/2059	JPY	106,350,000	256,954
0.50%, 3/20/2060	JPY	115,800,000	276,702
0.70%, 3/20/2061	JPY	131,700,000	338,348
0.80%, 3/20/2058	JPY	143,900,000	401,645
0.90%, 3/20/2057	JPY	111,100,000	326,276
1.00%, 3/20/2062	JPY	183,000,000	521,667
1.30%, 3/20/2063	JPY	283,700,000	892,601
1.40%, 3/20/2055	JPY	23,350,000	82,431
1.70%, 3/20/2054	JPY	108,850,000	422,595
1.90%, 3/20/2053	JPY	258,350,000	1,065,876
2.00%, 3/20/2052	JPY	62,100,000	265,525
2.20%, 3/20/2049	JPY	122,350,000	576,680
2.20%, 3/20/2050	JPY	75,000,000	348,533
2.20%, 3/20/2051	JPY	91,250,000	415,312
2.20%, 3/20/2064	JPY	419,100,000	1,747,107
2.40%, 3/20/2048	JPY	121,800,000	605,362
3.10%, 3/20/2065	JPY	225,000,000	1,184,370
Japan Government Ten Year Bonds:
0.10%, 9/20/2027	JPY	480,800,000	2,919,235
0.10%, 12/20/2027	JPY	473,900,000	2,866,464
0.10%, 3/20/2028	JPY	680,750,000	4,101,548
0.10%, 6/20/2028	JPY	471,850,000	2,831,768
0.10%, 9/20/2028	JPY	418,000,000	2,498,355
0.10%, 12/20/2028	JPY	449,400,000	2,674,777
0.10%, 3/20/2029	JPY	468,050,000	2,774,318
0.10%, 6/20/2029	JPY	420,100,000	2,478,467
0.10%, 9/20/2029	JPY	567,250,000	3,327,797
0.10%, 12/20/2029	JPY	442,450,000	2,581,550
0.10%, 3/20/2030	JPY	538,750,000	3,125,894
0.10%, 6/20/2030	JPY	645,200,000	3,720,544
0.10%, 9/20/2030	JPY	569,700,000	3,265,123
0.10%, 12/20/2030	JPY	560,400,000	3,191,065
0.10%, 3/20/2031	JPY	591,200,000	3,345,896
0.10%, 6/20/2031	JPY	505,500,000	2,843,739
0.10%, 9/20/2031	JPY	509,750,000	2,848,390
0.10%, 12/20/2031	JPY	515,000,000	2,858,650
0.20%, 3/20/2032	JPY	610,550,000	3,386,435
0.20%, 6/20/2032	JPY	539,150,000	2,970,011
0.20%, 9/20/2032	JPY	384,000,000	2,100,807
Security Description		Principal Amount	Value
0.40%, 6/20/2033	JPY	551,550,000	$2,994,744
0.50%, 12/20/2032	JPY	366,350,000	2,031,408
0.50%, 3/20/2033	JPY	356,800,000	1,966,621
0.60%, 12/20/2033	JPY	528,250,000	2,868,818
0.70%, 12/20/2033	JPY	142,100,000	777,705
0.80%, 9/20/2033	JPY	636,650,000	3,535,038
0.80%, 3/20/2034	JPY	538,100,000	2,948,036
0.90%, 9/20/2034	JPY	540,000,000	2,944,059
1.00%, 3/20/2034	JPY	112,650,000	626,716
1.10%, 6/20/2034	JPY	548,950,000	3,061,285
1.20%, 12/20/2034	JPY	512,000,000	2,843,069
1.40%, 3/20/2035	JPY	475,000,000	2,668,271
1.50%, 6/20/2035	JPY	456,650,000	2,574,492
1.70%, 9/20/2035	JPY	463,500,000	2,645,194
2.10%, 12/20/2035	JPY	505,500,000	2,975,055
2.40%, 3/20/2036	JPY	500,000,000	3,008,799
Japan Government Thirty Year Bonds:
0.30%, 6/20/2046	JPY	82,750,000	270,813
0.40%, 9/20/2049	JPY	45,600,000	135,163
0.40%, 12/20/2049	JPY	74,150,000	217,607
0.40%, 3/20/2050	JPY	103,800,000	301,695
0.50%, 9/20/2046	JPY	118,750,000	405,047
0.60%, 12/20/2046	JPY	90,550,000	314,052
0.60%, 6/20/2050	JPY	61,650,000	189,045
0.60%, 9/20/2050	JPY	155,550,000	472,675
0.70%, 6/20/2048	JPY	153,500,000	518,514
0.70%, 12/20/2048	JPY	77,500,000	257,737
0.70%, 12/20/2050	JPY	99,150,000	308,153
0.70%, 3/20/2051	JPY	76,550,000	235,733
0.70%, 6/20/2051	JPY	90,500,000	276,125
0.70%, 9/20/2051	JPY	187,300,000	566,297
0.70%, 12/20/2051	JPY	196,150,000	588,070
0.80%, 3/20/2046	JPY	6,400,000	23,909
0.80%, 3/20/2047	JPY	180,750,000	653,380
0.80%, 6/20/2047	JPY	71,500,000	256,199
0.80%, 9/20/2047	JPY	89,650,000	318,708
0.80%, 3/20/2048	JPY	191,550,000	669,709
0.90%, 9/20/2048	JPY	60,150,000	212,728
1.00%, 3/20/2052	JPY	217,050,000	711,427
1.20%, 6/20/2053	JPY	92,800,000	315,403
1.30%, 6/20/2052	JPY	233,850,000	832,119
1.40%, 9/20/2045	JPY	213,500,000	919,367
1.40%, 12/20/2045	JPY	293,650,000	1,256,249
1.40%, 9/20/2052	JPY	166,350,000	606,045
1.40%, 3/20/2053	JPY	120,500,000	435,550
1.50%, 12/20/2044	JPY	291,900,000	1,304,691
1.50%, 3/20/2045	JPY	237,850,000	1,056,726
1.60%, 6/20/2045	JPY	231,150,000	1,040,385
1.60%, 12/20/2052	JPY	222,550,000	852,242
1.60%, 12/20/2053	JPY	195,000,000	736,711
1.70%, 6/20/2033	JPY	75,250,000	447,365
1.70%, 12/20/2043	JPY	143,000,000	677,865
1.70%, 3/20/2044	JPY	132,550,000	624,569
1.70%, 6/20/2044	JPY	120,200,000	563,196
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
1.70%, 9/20/2044	JPY	105,900,000	$493,386
1.80%, 3/20/2043	JPY	122,600,000	600,866
1.80%, 9/20/2043	JPY	99,750,000	483,587
1.80%, 9/20/2053	JPY	195,000,000	778,824
1.80%, 3/20/2054	JPY	222,450,000	883,216
1.90%, 9/20/2042	JPY	148,250,000	745,706
1.90%, 6/20/2043	JPY	83,300,000	412,536
2.00%, 12/20/2033	JPY	99,700,000	600,132
2.00%, 9/20/2040	JPY	250,000,000	1,328,919
2.00%, 9/20/2041	JPY	141,600,000	738,071
2.00%, 3/20/2042	JPY	298,000,000	1,537,829
2.10%, 9/20/2054	JPY	139,350,000	594,346
2.20%, 3/20/2041	JPY	122,800,000	663,985
2.20%, 6/20/2054	JPY	180,050,000	787,855
2.30%, 12/20/2035	JPY	42,000,000	251,535
2.30%, 12/20/2036	JPY	144,700,000	854,302
2.30%, 3/20/2039	JPY	123,000,000	698,025
2.30%, 3/20/2040	JPY	578,950,000	3,226,517
2.30%, 12/20/2054	JPY	319,500,000	1,428,427
2.40%, 3/20/2034	JPY	77,900,000	480,691
2.40%, 12/20/2034	JPY	59,400,000	363,242
2.40%, 3/20/2037	JPY	126,400,000	750,778
2.40%, 9/20/2038	JPY	199,800,000	1,157,187
2.40%, 3/20/2055	JPY	331,300,000	1,516,978
2.50%, 6/20/2034	JPY	85,900,000	532,466
2.50%, 9/20/2034	JPY	88,150,000	544,884
2.50%, 9/20/2035	JPY	56,550,000	345,473
2.50%, 3/20/2036	JPY	153,800,000	934,080
2.50%, 9/20/2036	JPY	32,000,000	193,276
2.50%, 9/20/2037	JPY	171,100,000	1,018,009
2.80%, 6/20/2055	JPY	233,300,000	1,166,148
3.20%, 9/20/2055	JPY	210,500,000	1,140,462
3.40%, 12/20/2055	JPY	430,750,000	2,424,445
3.70%, 3/20/2056	JPY	150,000,000	892,580
Japan Government Twenty Year Bonds:
0.20%, 6/20/2036	JPY	177,950,000	858,715
0.30%, 6/20/2039	JPY	197,450,000	856,400
0.30%, 9/20/2039	JPY	182,750,000	784,546
0.30%, 12/20/2039	JPY	178,200,000	757,798
0.40%, 3/20/2036	JPY	157,900,000	785,794
0.40%, 3/20/2039	JPY	200,400,000	890,934
0.40%, 3/20/2040	JPY	177,900,000	760,813
0.40%, 6/20/2040	JPY	208,850,000	884,398
0.40%, 9/20/2040	JPY	329,650,000	1,382,613
0.40%, 6/20/2041	JPY	211,700,000	863,382
0.50%, 9/20/2036	JPY	193,550,000	956,681
0.50%, 3/20/2038	JPY	221,550,000	1,037,594
0.50%, 6/20/2038	JPY	199,000,000	923,267
0.50%, 12/20/2038	JPY	259,800,000	1,182,763
0.50%, 12/20/2040	JPY	209,600,000	885,369
0.50%, 3/20/2041	JPY	218,150,000	913,163
0.50%, 9/20/2041	JPY	235,150,000	966,803
0.50%, 12/20/2041	JPY	452,550,000	1,843,558
0.60%, 12/20/2036	JPY	165,900,000	821,829
Security Description		Principal Amount	Value
0.60%, 6/20/2037	JPY	416,550,000	$2,029,709
0.60%, 9/20/2037	JPY	171,300,000	827,405
0.60%, 12/20/2037	JPY	146,000,000	698,878
0.70%, 3/20/2037	JPY	369,650,000	1,837,048
0.70%, 9/20/2038	JPY	182,750,000	862,481
0.80%, 3/20/2042	JPY	200,000,000	852,312
0.90%, 6/20/2042	JPY	219,400,000	943,666
1.00%, 12/20/2035	JPY	277,000,000	1,474,044
1.10%, 9/20/2042	JPY	355,900,000	1,572,967
1.10%, 3/20/2043	JPY	225,150,000	981,046
1.10%, 6/20/2043	JPY	205,000,000	886,889
1.20%, 12/20/2034	JPY	371,700,000	2,064,916
1.20%, 3/20/2035	JPY	440,750,000	2,434,084
1.20%, 9/20/2035	JPY	198,100,000	1,081,521
1.30%, 6/20/2035	JPY	258,500,000	1,432,426
1.30%, 12/20/2043	JPY	253,950,000	1,122,927
1.40%, 9/20/2034	JPY	207,550,000	1,178,945
1.40%, 12/20/2042	JPY	242,600,000	1,120,968
1.50%, 3/20/2033	JPY	86,200,000	508,136
1.50%, 3/20/2034	JPY	157,950,000	913,365
1.50%, 6/20/2034	JPY	255,900,000	1,472,671
1.50%, 9/20/2043	JPY	225,000,000	1,037,111
1.60%, 6/20/2030	JPY	100,000,000	611,869
1.60%, 3/20/2032	JPY	84,050,000	505,117
1.60%, 6/20/2032	JPY	75,000,000	449,243
1.60%, 3/20/2033	JPY	29,850,000	177,085
1.60%, 12/20/2033	JPY	157,750,000	923,195
1.60%, 3/20/2044	JPY	196,750,000	910,467
1.70%, 3/20/2032	JPY	101,400,000	612,736
1.70%, 6/20/2032	JPY	50,000,000	301,267
1.70%, 9/20/2032	JPY	84,000,000	504,496
1.70%, 12/20/2032	JPY	100,000,000	599,009
1.70%, 6/20/2033	JPY	200,750,000	1,193,482
1.70%, 9/20/2033	JPY	108,100,000	639,893
1.80%, 9/20/2030	JPY	95,050,000	584,886
1.80%, 9/20/2031	JPY	188,350,000	1,150,300
1.80%, 12/20/2031	JPY	86,550,000	527,224
1.80%, 3/20/2032	JPY	75,000,000	455,713
1.80%, 12/20/2032	JPY	33,450,000	201,573
1.80%, 9/20/2044	JPY	233,900,000	1,108,659
1.90%, 12/20/2028	JPY	79,500,000	494,453
1.90%, 3/20/2029	JPY	54,300,000	337,667
1.90%, 9/20/2030	JPY	88,200,000	544,965
1.90%, 6/20/2044	JPY	282,000,000	1,366,284
2.00%, 12/20/2044	JPY	261,150,000	1,274,810
2.10%, 12/20/2027	JPY	92,250,000	574,450
2.10%, 9/20/2028	JPY	111,350,000	695,265
2.10%, 12/20/2028	JPY	57,900,000	361,789
2.10%, 9/20/2029	JPY	170,900,000	1,068,408
2.10%, 3/20/2030	JPY	167,550,000	1,046,001
2.20%, 9/20/2027	JPY	149,350,000	930,009
2.20%, 3/20/2028	JPY	83,000,000	518,244
2.20%, 9/20/2028	JPY	72,200,000	451,791
2.20%, 12/20/2029	JPY	134,400,000	842,521
2.20%, 3/20/2031	JPY	60,650,000	378,517
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.40%, 6/20/2028	JPY	125,800,000	$789,392
2.40%, 3/20/2045	JPY	237,500,000	1,232,969
2.50%, 6/20/2045	JPY	200,000,000	1,051,727
2.70%, 9/20/2045	JPY	203,400,000	1,099,643
3.20%, 12/20/2045	JPY	222,800,000	1,295,030
3.40%, 3/20/2046	JPY	125,000,000	746,354
Japan Government Two Year Bonds:
0.70%, 7/1/2027	JPY	150,000,000	918,689
0.90%, 8/1/2027	JPY	220,700,000	1,353,803
0.90%, 9/1/2027	JPY	150,000,000	919,603
1.00%, 10/1/2027	JPY	169,000,000	1,036,845
1.00%, 11/1/2027	JPY	234,500,000	1,438,094
1.00%, 12/1/2027	JPY	175,000,000	1,072,698
1.10%, 1/1/2028	JPY	260,000,000	1,595,195
1.30%, 2/1/2028	JPY	300,000,000	1,845,575
1.30%, 3/1/2028	JPY	297,000,000	1,826,644
1.40%, 4/1/2028	JPY	312,850,000	1,926,802
1.40%, 5/1/2028	JPY	110,000,000	677,394
1.40%, 6/1/2028	JPY	150,000,000	923,406
			306,337,718
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 1.38%, 5/16/2036	EUR	125,000	116,656
Series GMTN, 2.25%, 2/15/2047	EUR	100,000	85,570
Series GMTN, 2.88%, 5/21/2030	EUR	400,000	455,427
Series GMTN, 3.50%, 1/17/2028	EUR	605,000	697,821
Series GMTN, 3.50%, 10/2/2035	EUR	250,000	283,661
			1,639,135
LITHUANIA — 0.2%
Lithuania Government International Bonds:
Series EMTN, 0.50%, 7/28/2050 (a)	EUR	280,000	140,073
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	158,025
Series EMTN, 2.10%, 5/26/2047	EUR	205,000	162,229
Series EMTN, 2.13%, 10/22/2035	EUR	336,000	341,108
Series EMTN, 2.88%, 1/28/2030	EUR	250,000	285,053
Series EMTN, 3.50%, 2/13/2034	EUR	500,000	573,565
Series EMTN, 3.63%, 3/10/2036	EUR	275,000	314,863
Series EMTN, 3.63%, 1/28/2040	EUR	250,000	276,360
Security Description		Principal Amount	Value
Series EMTN, 3.88%, 6/14/2033	EUR	250,000	$294,787
Series EMTN, 4.13%, 4/25/2028	EUR	150,000	175,454
			2,721,517
LUXEMBOURG — 0.2%
State of the Grand-Duchy of Luxembourg:
1.38%, 5/25/2029	EUR	100,000	110,030
2.25%, 3/19/2028	EUR	80,000	90,947
2.63%, 10/23/2034	EUR	325,000	362,326
2.88%, 3/1/2034	EUR	150,000	171,012
2.90%, 9/17/2035	EUR	450,000	508,846
3.00%, 3/2/2033	EUR	600,000	691,949
3.25%, 3/2/2043	EUR	200,000	220,584
			2,155,694
MALAYSIA — 2.5%
Malaysia Government Bonds:
2.63%, 4/15/2031	MYR	2,500,000	592,667
3.24%, 3/15/2029	MYR	1,000,000	245,001
3.34%, 5/15/2030	MYR	3,350,000	821,016
3.48%, 7/2/2035	MYR	2,325,000	563,941
3.52%, 4/20/2028	MYR	2,705,000	667,130
3.58%, 7/15/2032	MYR	2,050,000	504,143
3.73%, 6/15/2028	MYR	3,350,000	829,533
3.76%, 5/22/2040	MYR	3,750,000	910,600
3.77%, 1/15/2041	MYR	900,000	218,671
3.83%, 7/5/2034	MYR	3,000,000	746,330
3.84%, 4/15/2033	MYR	3,875,000	966,740
3.89%, 8/15/2029	MYR	2,910,000	726,125
3.90%, 11/16/2027	MYR	2,820,000	698,625
3.92%, 7/15/2055	MYR	1,000,000	237,263
4.05%, 4/18/2039	MYR	4,700,000	1,176,465
4.07%, 6/15/2050	MYR	3,425,000	844,009
4.18%, 5/16/2044	MYR	3,750,000	945,542
4.23%, 6/30/2031	MYR	2,520,000	641,436
4.25%, 5/31/2035	MYR	1,350,000	346,945
4.46%, 3/31/2053	MYR	3,000,000	781,164
4.50%, 4/30/2029	MYR	1,525,000	386,311
4.70%, 10/15/2042	MYR	2,510,000	671,537
4.74%, 3/15/2046	MYR	2,670,000	722,501
4.76%, 4/7/2037	MYR	2,870,000	766,688
4.94%, 9/30/2043	MYR	1,910,000	525,767
Malaysia Government Investment Issue:
3.23%, 10/15/2029	MYR	1,250,000	305,768
3.42%, 9/30/2027	MYR	3,805,000	936,421
3.45%, 7/15/2036	MYR	2,000,000	482,735
3.47%, 10/15/2030	MYR	3,150,000	775,075
3.60%, 7/31/2028	MYR	2,020,000	499,159
3.61%, 4/30/2035	MYR	4,525,000	1,109,042
3.62%, 3/31/2033	MYR	1,000,000	246,465
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
3.64%, 8/30/2030	MYR	3,025,000	$749,425
3.78%, 5/31/2045	MYR	2,400,000	572,651
3.80%, 10/8/2031	MYR	1,150,000	287,096
3.87%, 8/8/2028	MYR	1,250,000	310,579
3.97%, 7/16/2040	MYR	3,350,000	828,982
4.04%, 1/31/2056	MYR	1,325,000	321,095
4.12%, 11/30/2034	MYR	2,275,000	578,568
4.13%, 7/9/2029	MYR	3,250,000	816,123
4.19%, 10/7/2032	MYR	2,175,000	553,202
4.25%, 9/30/2030	MYR	1,000,000	253,573
4.26%, 7/26/2027	MYR	1,220,000	302,873
4.28%, 3/23/2054	MYR	4,125,000	1,042,549
4.29%, 8/14/2043	MYR	2,550,000	651,267
4.37%, 10/31/2028	MYR	1,000,000	251,414
4.42%, 9/30/2041	MYR	1,500,000	388,448
4.47%, 9/15/2039	MYR	1,125,000	292,882
4.58%, 8/30/2033	MYR	2,978,000	775,892
4.72%, 6/15/2033	MYR	1,600,000	420,227
4.76%, 8/4/2037	MYR	2,100,000	560,718
4.79%, 10/31/2035	MYR	2,520,000	674,214
4.90%, 5/8/2047	MYR	1,530,000	422,112
4.94%, 12/6/2028	MYR	725,000	184,797
5.36%, 5/15/2052	MYR	3,650,000	1,078,303
			33,207,805
MEXICO — 2.2%
Mexico Bonos:
7.50%, 5/26/2033	MXN	45,572,000	2,436,079
7.75%, 5/29/2031	MXN	47,679,000	2,650,569
7.75%, 11/23/2034	MXN	56,227,000	2,991,973
7.75%, 11/13/2042	MXN	60,775,000	2,970,449
8.00%, 4/15/2032	MXN	9,100,000	503,963
8.00%, 5/24/2035	MXN	2,920,000	156,008
8.00%, 2/21/2036	MXN	22,300,000	1,190,350
8.00%, 11/7/2047	MXN	30,658,000	1,504,972
8.00%, 7/31/2053	MXN	52,780,000	2,561,199
8.00%, 4/29/2055	MXN	7,500,000	363,160
8.50%, 3/2/2028	MXN	34,750,000	2,020,815
8.50%, 3/1/2029	MXN	54,550,000	3,167,139
8.50%, 5/31/2029	MXN	36,170,000	2,097,099
8.50%, 2/28/2030	MXN	42,400,000	2,441,954
8.50%, 11/18/2038	MXN	26,713,000	1,435,527
10.00%, 11/20/2036	MXN	14,530,000	885,092
			29,376,348
NETHERLANDS — 3.1%
Netherlands Government Bonds:
Zero Coupon, 1/15/2029	EUR	1,784,000	1,913,874
Zero Coupon, 7/15/2030	EUR	1,771,000	1,824,703
Zero Coupon, 7/15/2031	EUR	1,889,000	1,890,911
Zero Coupon, 1/15/2038	EUR	1,629,000	1,302,662
Security Description		Principal Amount	Value
Zero Coupon, 1/15/2052	EUR	1,817,000	$872,182
0.25%, 7/15/2029	EUR	1,706,000	1,820,101
0.50%, 7/15/2032	EUR	1,813,000	1,816,927
0.50%, 1/15/2040	EUR	1,635,000	1,315,309
0.75%, 7/15/2027	EUR	1,408,000	1,581,464
0.75%, 7/15/2028	EUR	2,082,000	2,297,748
2.00%, 1/15/2054	EUR	1,812,000	1,546,025
2.50%, 1/15/2030	EUR	1,000,000	1,139,379
2.50%, 1/15/2031	EUR	975,000	1,107,298
2.50%, 1/15/2033	EUR	1,627,000	1,831,114
2.50%, 7/15/2033	EUR	1,355,000	1,519,406
2.50%, 7/15/2034	EUR	1,372,000	1,528,445
2.50%, 7/15/2035	EUR	1,573,000	1,739,491
2.75%, 7/15/2036	EUR	850,000	952,681
2.75%, 1/15/2047	EUR	2,334,000	2,414,658
3.25%, 1/15/2044	EUR	1,446,000	1,632,844
3.50%, 1/15/2056	EUR	950,000	1,096,501
3.75%, 1/15/2042	EUR	2,902,000	3,502,496
4.00%, 1/15/2037	EUR	2,373,000	2,948,091
5.50%, 1/15/2028	EUR	1,672,000	1,997,211
			41,591,521
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,586,000	852,386
1.50%, 5/15/2031	NZD	1,476,000	752,789
1.75%, 5/15/2041	NZD	545,000	211,402
2.00%, 5/15/2032	NZD	1,691,000	862,520
2.75%, 4/15/2037	NZD	988,000	479,985
2.75%, 5/15/2051	NZD	630,000	244,358
3.00%, 4/20/2029	NZD	2,594,000	1,455,646
3.50%, 4/14/2033	NZD	1,711,000	939,704
4.25%, 5/15/2034	NZD	1,265,000	722,725
4.25%, 5/15/2036	NZD	1,049,000	591,102
4.50%, 5/15/2030	NZD	2,559,000	1,498,106
4.50%, 5/15/2035	NZD	1,856,000	1,073,206
5.00%, 5/15/2054	NZD	1,100,000	624,302
			10,308,231
NORWAY — 0.4%
Norway Government Bonds:
1.25%, 9/17/2031	NOK	4,998,000	434,658
1.38%, 8/19/2030	NOK	6,138,000	551,619
1.75%, 9/6/2029	NOK	6,216,000	578,488
2.00%, 4/26/2028	NOK	4,909,000	474,069
2.13%, 5/18/2032	NOK	5,744,000	517,119
3.00%, 8/15/2033	NOK	5,950,000	557,282
3.50%, 10/6/2042	NOK	3,571,000	329,335
3.63%, 4/13/2034	NOK	7,175,000	698,249
3.63%, 5/31/2039	NOK	3,500,000	332,474
3.75%, 6/12/2035	NOK	7,925,000	774,038
4.13%, 6/3/2036	NOK	4,100,000	410,767
			5,658,098
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
PERU — 0.5%
Peru Government Bonds:
5.35%, 8/12/2040	PEN	2,690,000	$686,783
5.40%, 8/12/2034	PEN	2,345,000	670,984
5.94%, 2/12/2029	PEN	945,000	291,405
6.15%, 8/12/2032	PEN	2,590,000	822,943
6.35%, 8/12/2028	PEN	1,025,000	315,705
6.85%, 8/12/2035	PEN	2,250,000	692,638
6.90%, 8/12/2037	PEN	3,450,000	1,033,792
6.95%, 8/12/2031	PEN	500,000	166,528
7.30%, 8/12/2033	PEN	2,350,000	772,130
7.60%, 8/12/2039	PEN	2,075,000	651,405
			6,104,313
POLAND — 1.9%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2028	PLN	6,200,000	1,553,245
1.25%, 10/25/2030	PLN	5,973,000	1,389,231
1.75%, 4/25/2032	PLN	6,964,000	1,572,166
2.50%, 7/25/2027	PLN	4,794,000	1,258,510
2.75%, 4/25/2028	PLN	4,929,000	1,284,528
2.75%, 10/25/2029	PLN	8,651,000	2,194,858
4.00%, 4/25/2047	PLN	565,000	122,624
4.50%, 7/25/2030	PLN	6,350,000	1,690,402
4.50%, 1/25/2031	PLN	8,000,000	2,121,941
4.75%, 7/25/2029	PLN	8,241,000	2,222,643
5.00%, 1/25/2030	PLN	6,600,000	1,791,725
5.00%, 10/25/2034	PLN	8,345,000	2,205,279
5.00%, 10/25/2035	PLN	8,400,000	2,200,281
5.75%, 4/25/2029	PLN	885,000	244,766
6.00%, 10/25/2033	PLN	6,735,000	1,902,050
7.50%, 7/25/2028	PLN	6,327,000	1,794,870
			25,549,119
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031	EUR	991,000	997,236
0.48%, 10/18/2030	EUR	918,000	956,420
0.70%, 10/15/2027	EUR	400,000	446,906
0.90%, 10/12/2035	EUR	758,000	710,976
1.00%, 4/12/2052	EUR	970,000	598,714
1.15%, 4/11/2042	EUR	644,500	520,431
1.65%, 7/16/2032	EUR	801,000	855,202
1.95%, 6/15/2029	EUR	1,649,400	1,852,095
2.13%, 10/17/2028	EUR	1,660,000	1,880,949
2.25%, 4/18/2034	EUR	1,010,000	1,092,928
2.88%, 10/14/2033	EUR	475,000	539,018
2.88%, 10/20/2034	EUR	1,115,000	1,256,563
3.00%, 6/15/2035	EUR	1,025,000	1,158,986
3.25%, 6/13/2036	EUR	325,000	371,755
3.38%, 6/15/2040	EUR	375,000	419,690
3.50%, 6/18/2038	EUR	572,000	659,772
Security Description		Principal Amount	Value
3.63%, 6/12/2054	EUR	644,000	$701,572
3.88%, 2/15/2030	EUR	785,000	935,725
4.10%, 4/15/2037	EUR	1,829,000	2,241,951
4.10%, 2/15/2045	EUR	890,000	1,067,347
			19,264,236
ROMANIA — 0.6%
Romania Government Bonds:
2.50%, 10/25/2027	RON	600,000	124,978
3.65%, 9/24/2031	RON	1,885,000	360,420
4.15%, 1/26/2028	RON	1,750,000	370,238
4.15%, 10/24/2030	RON	2,050,000	407,936
4.25%, 4/28/2036	RON	1,775,000	320,059
4.75%, 10/11/2034	RON	2,730,000	523,213
4.85%, 7/25/2029	RON	2,230,000	465,457
5.00%, 2/12/2029	RON	1,695,000	358,032
5.80%, 7/26/2027	RON	1,720,000	373,882
6.30%, 4/26/2028	RON	1,450,000	316,513
6.30%, 4/25/2029	RON	2,025,000	440,469
6.70%, 2/25/2032	RON	1,645,000	359,637
7.10%, 7/31/2034	RON	1,415,000	315,848
7.25%, 7/30/2040	RON	2,000,000	444,964
7.35%, 4/28/2031	RON	1,525,000	342,590
7.50%, 7/27/2033	RON	1,975,000	449,905
7.65%, 7/27/2031	RON	2,750,000	625,892
7.90%, 2/24/2038	RON	3,320,000	778,431
8.00%, 4/29/2030	RON	1,695,000	387,351
8.25%, 9/29/2032	RON	2,775,000	653,377
			8,419,192
SINGAPORE — 1.0%
Singapore Government Bonds:
1.63%, 7/1/2031	SGD	1,300,000	998,530
1.88%, 3/1/2050	SGD	288,000	213,754
1.88%, 10/1/2051	SGD	345,000	255,792
2.25%, 8/1/2036	SGD	877,000	690,263
2.25%, 7/1/2040	SGD	425,000	335,130
2.38%, 7/1/2039	SGD	740,000	589,277
2.50%, 4/1/2030	SGD	1,095,000	872,138
2.63%, 5/1/2028	SGD	854,000	672,794
2.63%, 8/1/2032	SGD	708,000	570,636
2.75%, 3/1/2035	SGD	1,300,000	1,064,865
2.75%, 4/1/2042	SGD	656,000	552,562
2.75%, 3/1/2046	SGD	985,000	840,287
2.88%, 9/1/2027	SGD	208,000	163,255
2.88%, 8/1/2028	SGD	525,000	416,505
2.88%, 7/1/2029	SGD	1,027,000	822,345
2.88%, 9/1/2030	SGD	916,000	741,525
3.00%, 4/1/2029	SGD	883,000	707,723
3.00%, 8/1/2072	SGD	992,000	937,202
3.25%, 6/1/2054	SGD	1,212,000	1,154,776
3.38%, 9/1/2033	SGD	1,055,000	891,911
3.38%, 5/1/2034	SGD	400,000	340,268
			13,831,538
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
SLOVAKIA — 0.6%
Slovakia Government Bonds:
0.38%, 4/21/2036	EUR	525,000	$444,114
1.00%, 6/12/2028	EUR	327,000	361,947
1.00%, 10/9/2030	EUR	351,000	370,973
1.00%, 5/14/2032	EUR	317,000	323,360
1.63%, 1/21/2031	EUR	349,000	376,705
1.88%, 3/9/2037	EUR	358,000	346,890
2.00%, 10/17/2047	EUR	380,000	302,194
2.25%, 6/12/2068	EUR	71,000	50,584
3.00%, 2/7/2028	EUR	200,000	229,736
3.00%, 11/6/2031	EUR	119,000	136,019
3.63%, 1/16/2029	EUR	533,000	621,923
3.63%, 6/8/2033	EUR	467,000	548,253
3.63%, 11/4/2037	EUR	350,000	397,595
3.75%, 3/6/2034	EUR	526,000	620,010
3.75%, 2/23/2035	EUR	100,000	117,183
3.75%, 2/27/2040	EUR	425,000	478,585
4.00%, 10/19/2032	EUR	961,000	1,154,979
4.00%, 2/23/2043	EUR	575,000	654,817
4.13%, 2/19/2046	EUR	300,000	341,758
			7,877,625
SLOVENIA — 0.3%
Slovenia Government Bonds:
Zero Coupon, 2/12/2031	EUR	275,000	277,649
0.28%, 1/14/2030	EUR	200,000	210,484
0.88%, 7/15/2030	EUR	166,000	177,209
1.00%, 3/6/2028	EUR	244,000	271,862
1.18%, 2/13/2062	EUR	269,000	147,593
1.19%, 3/14/2029	EUR	220,000	242,280
1.50%, 3/25/2035	EUR	300,000	302,117
1.75%, 11/3/2040	EUR	284,000	259,666
2.25%, 3/3/2032	EUR	389,000	431,944
3.00%, 3/10/2034	EUR	300,000	342,547
3.13%, 7/2/2035	EUR	125,000	142,565
3.13%, 8/7/2045	EUR	548,000	576,605
3.28%, 3/12/2036	EUR	275,000	315,466
			3,697,987
SOUTH KOREA — 4.5%
Korea Treasury Bonds:
1.13%, 9/10/2039	KRW	835,000,000	374,270
1.38%, 12/10/2029	KRW	1,100,000,000	654,055
1.38%, 6/10/2030	KRW	1,493,000,000	877,087
1.50%, 12/10/2030	KRW	914,000,000	531,483
1.50%, 9/10/2036	KRW	685,690,000	345,288
1.50%, 9/10/2040	KRW	1,000,000,000	457,758
1.50%, 3/10/2050	KRW	3,850,000,000	1,439,252
1.63%, 9/10/2070	KRW	950,000,000	289,160
1.88%, 9/10/2041	KRW	750,000,000	355,873
1.88%, 3/10/2051	KRW	5,765,000,000	2,319,116
2.00%, 6/10/2031	KRW	814,000,000	479,044
Security Description		Principal Amount	Value
2.00%, 3/10/2046	KRW	975,000,000	$437,912
2.00%, 3/10/2049	KRW	2,264,000,000	969,383
2.13%, 3/10/2047	KRW	1,820,330,000	824,842
2.25%, 9/10/2027	KRW	1,112,000,000	707,309
2.25%, 6/10/2028	KRW	3,190,000,000	2,007,759
2.25%, 9/10/2037	KRW	500,000,000	267,524
2.38%, 12/10/2031	KRW	1,054,000,000	626,273
2.50%, 9/10/2030	KRW	3,185,000,000	1,945,505
2.50%, 3/10/2052	KRW	2,598,000,000	1,187,494
2.63%, 3/10/2030	KRW	3,063,000,000	1,894,379
2.63%, 6/10/2035	KRW	1,825,000,000	1,049,857
2.63%, 9/10/2035	KRW	839,210,000	480,885
2.63%, 3/10/2048	KRW	2,090,000,000	1,027,805
2.63%, 3/10/2055	KRW	4,595,000,000	2,118,000
2.63%, 9/10/2055	KRW	3,125,000,000	1,443,474
2.75%, 12/10/2028	KRW	2,650,000,000	1,675,112
2.75%, 12/10/2044	KRW	998,000,000	518,110
2.75%, 9/10/2045	KRW	1,750,000,000	903,566
2.75%, 9/10/2054	KRW	1,920,000,000	910,745
2.75%, 9/10/2074	KRW	1,250,000,000	552,911
2.88%, 12/10/2027	KRW	932,000,000	596,091
2.88%, 9/10/2044	KRW	800,000,000	424,361
3.00%, 3/10/2028	KRW	1,465,000,000	935,403
3.00%, 9/10/2029	KRW	1,375,000,000	867,286
3.00%, 12/10/2034	KRW	2,500,000,000	1,492,107
3.00%, 12/10/2042	KRW	1,421,780,000	780,511
3.13%, 9/10/2027	KRW	858,000,000	551,356
3.13%, 9/10/2052	KRW	2,600,000,000	1,348,047
3.25%, 3/10/2028	KRW	1,182,000,000	757,848
3.25%, 3/10/2029	KRW	2,360,000,000	1,504,975
3.25%, 6/10/2033	KRW	1,069,000,000	656,883
3.25%, 12/10/2035	KRW	2,600,000,000	1,565,692
3.25%, 9/10/2042	KRW	1,350,000,000	767,997
3.25%, 3/10/2053	KRW	4,200,000,000	2,229,757
3.25%, 3/10/2054	KRW	3,585,000,000	1,882,742
3.38%, 3/10/2031	KRW	1,725,000,000	1,086,648
3.38%, 6/10/2032	KRW	1,579,000,000	986,290
3.50%, 9/10/2028	KRW	1,600,000,000	1,030,222
3.50%, 6/10/2029	KRW	850,000,000	545,366
3.50%, 6/10/2034	KRW	1,846,000,000	1,144,714
3.50%, 3/10/2056	KRW	2,450,000,000	1,352,508
3.63%, 9/10/2053	KRW	1,750,000,000	993,145
3.75%, 12/10/2033	KRW	1,436,250,000	908,328
3.88%, 9/10/2043	KRW	950,000,000	582,857
4.00%, 12/10/2031	KRW	1,222,640,000	788,612
4.13%, 12/10/2033	KRW	1,005,000,000	651,078
4.25%, 12/10/2032	KRW	1,313,000,000	857,832
4.25%, 6/10/2036	KRW	925,000,000	603,763
4.75%, 12/10/2030	KRW	3,095,050,000	2,061,876
5.50%, 3/10/2028	KRW	1,737,000,000	1,154,711
			60,780,237
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
SPAIN — 4.5%
Spain Government Bonds:
Zero Coupon, 1/31/2028	EUR	1,942,000	$2,133,858
0.10%, 4/30/2031	EUR	1,267,000	1,275,425
0.50%, 4/30/2030	EUR	1,380,000	1,453,267
0.50%, 10/31/2031	EUR	1,210,000	1,226,053
0.60%, 10/31/2029	EUR	1,290,000	1,379,039
0.70%, 4/30/2032	EUR	1,358,000	1,372,753
0.80%, 7/30/2027	EUR	641,000	719,292
0.80%, 7/30/2029	EUR	966,000	1,044,143
0.85%, 7/30/2037	EUR	1,011,000	883,533
1.00%, 7/30/2042	EUR	876,000	673,967
1.00%, 10/31/2050	EUR	921,000	572,836
1.20%, 10/31/2040	EUR	874,000	730,188
1.25%, 10/31/2030	EUR	1,522,000	1,635,756
1.40%, 4/30/2028	EUR	1,395,000	1,562,074
1.40%, 7/30/2028	EUR	1,329,000	1,483,783
1.45%, 10/31/2027	EUR	1,132,000	1,275,657
1.45%, 4/30/2029	EUR	1,228,000	1,359,756
1.45%, 10/31/2071	EUR	819,000	444,504
1.85%, 7/30/2035	EUR	1,109,000	1,133,777
1.90%, 10/31/2052	EUR	425,000	322,555
1.95%, 7/30/2030	EUR	1,354,000	1,503,295
2.35%, 3/31/2029	EUR	600,000	680,218
2.35%, 7/30/2033	EUR	1,136,000	1,243,746
2.40%, 5/31/2028	EUR	999,000	1,138,003
2.55%, 10/31/2032	EUR	1,407,000	1,572,783
2.60%, 5/31/2031	EUR	400,000	452,940
2.70%, 1/31/2030	EUR	1,223,000	1,397,003
2.70%, 10/31/2048	EUR	1,032,000	972,234
2.90%, 10/31/2046	EUR	1,162,000	1,152,395
3.00%, 1/31/2033	EUR	650,000	743,556
3.10%, 7/30/2031	EUR	1,427,000	1,653,144
3.15%, 4/30/2033	EUR	1,352,000	1,559,412
3.15%, 4/30/2035	EUR	996,000	1,133,751
3.20%, 10/31/2035	EUR	1,050,000	1,195,314
3.25%, 4/30/2034	EUR	1,234,000	1,423,393
3.30%, 4/30/2036	EUR	1,025,000	1,172,027
3.45%, 10/31/2034	EUR	1,305,000	1,523,312
3.45%, 7/30/2043	EUR	838,000	918,959
3.45%, 7/30/2066	EUR	545,000	549,144
3.50%, 5/31/2029	EUR	1,330,000	1,556,508
3.50%, 1/31/2041	EUR	600,000	672,681
3.55%, 10/31/2033	EUR	1,629,000	1,921,862
3.90%, 7/30/2039	EUR	1,254,000	1,483,195
3.95%, 10/31/2056	EUR	300,000	336,407
4.00%, 10/31/2054	EUR	790,000	902,079
4.20%, 1/31/2037	EUR	1,169,000	1,434,202
4.70%, 7/30/2041	EUR	1,311,000	1,674,540
4.90%, 7/30/2040	EUR	1,337,000	1,743,757
5.15%, 10/31/2028	EUR	316,000	381,806
5.15%, 10/31/2044	EUR	1,140,000	1,534,655
5.75%, 7/30/2032	EUR	1,466,000	1,940,409
Security Description		Principal Amount	Value
6.00%, 1/31/2029	EUR	695,000	$861,209
			61,110,155
SWEDEN — 0.5%
Sweden Government Bonds:
0.13%, 5/12/2031	SEK	7,510,000	698,578
0.50%, 11/24/2045	SEK	2,155,000	146,113
0.75%, 5/12/2028	SEK	9,475,000	954,592
0.75%, 11/12/2029	SEK	10,165,000	1,000,937
1.38%, 6/23/2071	SEK	1,455,000	90,663
1.75%, 11/11/2033	SEK	6,720,000	660,945
2.25%, 6/1/2032	SEK	6,545,000	671,386
2.25%, 5/11/2035	SEK	10,400,000	1,048,841
2.50%, 10/15/2036	SEK	7,575,000	772,093
2.75%, 2/9/2037	SEK	1,125,000	116,884
3.50%, 3/30/2039	SEK	5,545,000	620,311
Sweden Government International Bonds 0.13%, 9/9/2030	SEK	1,600,000	151,254
			6,932,597
SWITZERLAND — 0.8%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	597,000	738,284
Zero Coupon, 6/26/2034	CHF	444,000	541,368
Zero Coupon, 7/24/2039	CHF	509,000	596,792
0.25%, 6/23/2035	CHF	399,000	494,071
0.50%, 5/27/2030	CHF	427,000	537,714
0.50%, 6/27/2032	CHF	571,000	722,621
0.50%, 6/28/2045	CHF	493,000	607,457
0.50%, 5/24/2055	CHF	400,000	495,273
0.50%, 5/30/2058	CHF	222,000	274,503
0.88%, 5/22/2047	CHF	176,000	232,871
1.25%, 6/27/2037	CHF	423,000	574,527
1.25%, 6/28/2043	CHF	366,000	508,575
1.50%, 10/26/2038	CHF	410,000	575,596
1.50%, 4/30/2042	CHF	385,000	550,512
2.00%, 6/25/2064	CHF	519,000	988,001
2.25%, 6/22/2031	CHF	325,000	445,637
2.50%, 3/8/2036	CHF	385,000	578,539
3.50%, 4/8/2033	CHF	449,000	680,750
4.00%, 4/8/2028	CHF	420,000	557,141
4.00%, 1/6/2049	CHF	275,000	592,849
			11,293,081
THAILAND — 2.1%
Thailand Government Bonds:
1.19%, 4/17/2029	THB	32,000,000	960,738
1.34%, 3/17/2031	THB	31,750,000	945,947
1.59%, 12/17/2035	THB	17,650,000	510,360
1.60%, 6/17/2035	THB	11,225,000	326,958
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
1.66%, 3/17/2030	THB	39,400,000	$1,194,677
1.84%, 5/17/2036	THB	13,875,000	410,006
1.88%, 6/17/2049	THB	9,250,000	220,749
2.00%, 12/17/2031	THB	38,900,000	1,192,244
2.00%, 6/17/2042	THB	8,600,000	233,927
2.05%, 4/17/2028	THB	22,725,000	694,998
2.40%, 11/17/2027	THB	14,350,000	439,964
2.40%, 3/17/2029	THB	33,775,000	1,046,318
2.41%, 3/17/2035	THB	40,000,000	1,244,690
2.44%, 6/17/2077	THB	7,500,000	175,631
2.50%, 11/17/2029	THB	27,100,000	845,040
2.65%, 6/17/2028	THB	23,850,000	738,320
2.70%, 6/17/2040	THB	20,000,000	616,844
2.75%, 6/17/2052	THB	5,000,000	141,512
2.80%, 6/17/2034	THB	31,750,000	1,016,959
2.88%, 12/17/2028	THB	21,750,000	680,629
2.88%, 6/17/2046	THB	18,350,000	542,535
2.98%, 6/17/2045	THB	28,000,000	843,419
3.14%, 6/17/2047	THB	3,400,000	104,072
3.15%, 6/17/2050	THB	13,000,000	396,532
3.30%, 6/17/2038	THB	24,300,000	805,266
3.35%, 6/17/2033	THB	26,350,000	871,872
3.39%, 6/17/2037	THB	27,100,000	909,354
3.40%, 6/17/2036	THB	17,710,000	596,292
3.45%, 6/17/2043	THB	39,700,000	1,282,541
3.60%, 6/17/2067	THB	16,750,000	533,680
3.78%, 6/25/2032	THB	25,250,000	848,693
4.00%, 6/17/2055	THB	16,000,000	559,497
4.00%, 6/17/2066	THB	16,920,000	583,830
4.00%, 6/17/2072	THB	37,500,000	1,297,268
4.26%, 12/12/2037	THB	32,100,000	1,128,960
4.68%, 6/29/2044	THB	24,640,000	921,434
4.85%, 6/17/2061	THB	22,210,000	874,457
4.88%, 6/22/2029	THB	22,255,000	739,205
5.67%, 3/13/2028	THB	25,000,000	809,817
			28,285,235
UNITED KINGDOM — 5.0%
U.K. Gilts:
0.13%, 1/31/2028	GBP	705,000	881,758
0.25%, 7/31/2031	GBP	1,394,000	1,516,034
0.38%, 10/22/2030	GBP	1,000,000	1,129,744
0.50%, 1/31/2029	GBP	269,000	325,914
0.50%, 10/22/2061	GBP	376,000	119,226
0.63%, 7/31/2035	GBP	1,367,000	1,271,019
0.63%, 10/22/2050	GBP	498,000	233,437
0.88%, 10/22/2029	GBP	1,017,000	1,214,566
0.88%, 7/31/2033	GBP	878,000	909,627
0.88%, 1/31/2046	GBP	557,000	336,864
1.00%, 1/31/2032	GBP	1,128,000	1,249,421
1.13%, 10/22/2073	GBP	379,000	147,540
1.25%, 7/31/2051	GBP	931,000	524,100
1.50%, 7/22/2047	GBP	699,000	471,476
1.50%, 7/31/2053	GBP	925,000	538,051
1.63%, 10/22/2028	GBP	304,000	381,740
1.63%, 10/22/2054	GBP	759,000	450,596
Security Description		Principal Amount	Value
1.63%, 10/22/2071	GBP	785,000	$394,960
1.75%, 1/22/2049	GBP	549,000	380,160
1.75%, 7/22/2057	GBP	1,084,000	642,469
2.50%, 7/22/2065	GBP	708,000	497,285
3.25%, 1/31/2033	GBP	944,000	1,166,055
3.25%, 1/22/2044	GBP	1,117,000	1,130,568
3.50%, 1/22/2045	GBP	946,000	981,245
3.50%, 7/22/2068	GBP	686,000	624,689
3.75%, 1/29/2038	GBP	1,119,000	1,325,519
3.75%, 7/22/2052	GBP	1,034,000	1,045,732
3.75%, 10/22/2053	GBP	922,000	921,853
4.00%, 5/22/2029	GBP	1,450,000	1,913,617
4.00%, 10/22/2031	GBP	1,312,000	1,712,907
4.00%, 1/22/2060	GBP	795,000	820,732
4.00%, 10/22/2063	GBP	585,000	598,209
4.13%, 7/22/2029	GBP	1,638,000	2,168,734
4.13%, 3/7/2031	GBP	1,100,000	1,448,785
4.13%, 3/7/2033	GBP	550,000	715,158
4.25%, 12/7/2027	GBP	802,000	1,067,066
4.25%, 6/7/2032	GBP	1,228,000	1,621,325
4.25%, 7/31/2034	GBP	1,574,000	2,035,628
4.25%, 3/7/2036	GBP	1,441,000	1,832,275
4.25%, 9/7/2039	GBP	1,007,000	1,232,357
4.25%, 12/7/2040	GBP	1,398,000	1,687,910
4.25%, 12/7/2046	GBP	1,088,000	1,240,509
4.25%, 12/7/2049	GBP	865,000	968,168
4.25%, 12/7/2055	GBP	889,000	969,102
4.38%, 3/7/2028	GBP	1,820,000	2,423,934
4.38%, 3/7/2030	GBP	1,672,000	2,228,956
4.38%, 1/31/2040	GBP	700,000	863,005
4.38%, 7/31/2054	GBP	537,000	598,489
4.50%, 6/7/2028	GBP	1,170,000	1,562,451
4.50%, 9/7/2034	GBP	2,255,000	2,968,135
4.50%, 3/7/2035	GBP	1,200,000	1,569,971
4.50%, 12/7/2042	GBP	1,490,000	1,813,362
4.63%, 1/31/2034	GBP	1,489,000	1,981,313
4.63%, 3/7/2037	GBP	275,000	356,729
4.75%, 12/7/2030	GBP	1,503,000	2,039,478
4.75%, 10/22/2035	GBP	1,200,000	1,591,029
4.75%, 12/7/2038	GBP	921,000	1,192,820
4.75%, 10/22/2043	GBP	1,000,000	1,241,406
5.25%, 1/31/2041	GBP	600,000	803,158
5.38%, 1/31/2056	GBP	250,000	326,636
6.00%, 12/7/2028	GBP	624,000	864,843
			67,269,845
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,502,038,939)			1,331,209,835

See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (b) (c)	156,626	$156,626
State Street Navigator Securities Lending Portfolio II (d) (e)	158,810	158,810
TOTAL SHORT-TERM INVESTMENTS (Cost $315,436)		315,436
TOTAL INVESTMENTS — 98.9% (Cost $1,502,354,375)		1,331,525,271
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		14,590,402
NET ASSETS — 100.0%		$1,346,115,673

(a)	All or a portion of the shares of the security are on loan at June 30, 2026.
(b)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(c)	The rate shown is the annualized seven-day yield at June 30, 2026.
(d)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended June 30, 2026 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

*	Amount is less than 0.05% of net assets.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$1,331,209,835	$—	$1,331,209,835
Short-Term Investments	315,436	—	—	315,436
TOTAL INVESTMENTS	$315,436	$1,331,209,835	$—	$1,331,525,271
Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,222,654	$2,222,654	$105,668,128	$107,734,156	$—	$—	156,626	$156,626	$20,736
State Street Navigator Securities Lending Portfolio II	358,568	358,568	4,622,302	4,822,060	—	—	158,810	158,810	1,293
Total		$2,581,222	$110,290,430	$112,556,216	$—	$—		$315,436	$22,029
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.0%
AUSTRALIA — 4.5%
Australia Government Bonds:
2.25%, 5/21/2028	AUD	4,590,000	$3,055,870
2.75%, 11/21/2027	AUD	3,875,000	2,622,639
2.75%, 11/21/2028	AUD	5,450,000	3,636,548
3.25%, 4/21/2029	AUD	5,625,000	3,782,935
			13,097,992
AUSTRIA — 2.7%
Republic of Austria Government Bonds:
Zero Coupon, 10/20/2028	EUR	1,579,000	1,701,829
0.50%, 2/20/2029	EUR	2,175,000	2,354,078
0.75%, 2/20/2028	EUR	1,715,000	1,904,358
2.90%, 5/23/2029	EUR	625,000	720,397
6.25%, 7/15/2027	EUR	1,114,000	1,321,627
			8,002,289
BELGIUM — 3.2%
Kingdom of Belgium Government Bonds:
0.80%, 6/22/2028	EUR	1,975,000	2,181,221
0.90%, 6/22/2029	EUR	1,800,000	1,954,837
5.50%, 3/28/2028	EUR	4,278,000	5,128,643
			9,264,701
BULGARIA — 0.0% *
Bulgaria Government International Bonds 3.00%, 3/21/2028	EUR	100,000	114,602
CANADA — 4.6%
Canada Government Bonds:
2.00%, 6/1/2028	CAD	1,200,000	834,261
2.25%, 2/1/2028	CAD	2,675,000	1,872,246
2.25%, 6/1/2029	CAD	1,000,000	693,392
2.50%, 11/1/2027	CAD	2,460,000	1,730,436
2.50%, 5/1/2028	CAD	2,350,000	1,649,232
2.75%, 9/1/2027	CAD	1,605,000	1,133,178
2.75%, 8/1/2028	CAD	1,250,000	880,506
3.25%, 9/1/2028	CAD	2,085,000	1,483,917
3.50%, 3/1/2028	CAD	2,475,000	1,766,491
4.00%, 3/1/2029	CAD	1,875,000	1,360,507
			13,404,166
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
Zero Coupon, 4/1/2029	CLP	575,000,000	553,620
4.90%, 11/1/2027	CLP	75,000,000	81,756
5.00%, 10/1/2028	CLP	305,000,000	332,870
			968,246
Security Description		Principal Amount	Value
CHINA — 4.6%
China Government Bonds:
1.32%, 2/25/2029	CNY	5,150,000	$760,425
1.40%, 11/25/2028	CNY	2,200,000	325,200
1.42%, 11/15/2027	CNY	4,200,000	621,115
1.42%, 8/15/2028	CNY	7,600,000	1,123,768
1.45%, 2/25/2028	CNY	6,400,000	947,166
1.46%, 5/25/2028	CNY	7,700,000	1,139,840
1.62%, 8/15/2027	CNY	2,740,000	405,958
2.05%, 4/15/2029	CNY	4,000,000	602,121
2.37%, 1/15/2029	CNY	5,800,000	878,828
2.44%, 10/15/2027	CNY	6,250,000	935,423
2.50%, 7/25/2027	CNY	2,820,000	421,153
2.62%, 4/15/2028	CNY	7,000,000	1,058,873
2.64%, 1/15/2028	CNY	4,000,000	603,253
2.75%, 6/15/2029	CNY	2,600,000	399,754
3.01%, 5/13/2028	CNY	4,600,000	702,816
3.25%, 11/22/2028	CNY	3,500,000	542,992
3.28%, 12/3/2027	CNY	4,000,000	609,431
3.59%, 8/3/2027	CNY	1,500,000	227,995
3.69%, 5/17/2028	CNY	6,000,000	930,868
3.85%, 2/1/2028	CNY	1,000,000	154,597
			13,391,576
CROATIA — 0.2%
Croatia Government International Bonds:
1.13%, 6/19/2029	EUR	175,000	191,324
2.70%, 6/15/2028	EUR	465,000	530,831
			722,155
CYPRUS — 0.1%
Cyprus Government International Bonds Series EMTN, 2.38%, 9/25/2028	EUR	225,000	254,927
CZECH REPUBLIC — 0.7%
Czech Republic Government Bonds:
2.50%, 8/25/2028	CZK	14,560,000	666,732
5.50%, 12/12/2028	CZK	18,000,000	878,961
5.75%, 3/29/2029	CZK	11,500,000	565,925
			2,111,618
DENMARK — 0.5%
Denmark Government Bonds:
0.50%, 11/15/2027	DKK	8,117,000	1,212,872
2.00%, 11/15/2028	DKK	1,925,000	292,320
			1,505,192
FINLAND — 1.3%
Finland Government Bonds:
0.50%, 9/15/2027	EUR	750,000	836,778
0.50%, 9/15/2028	EUR	975,000	1,065,819
2.75%, 7/4/2028	EUR	715,000	820,441
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.88%, 4/15/2029	EUR	900,000	$1,035,953
			3,758,991
FRANCE — 5.4%
French Republic Government Bonds OAT:
0.50%, 5/25/2029	EUR	2,425,000	2,600,685
0.75%, 2/25/2028	EUR	1,715,000	1,900,517
0.75%, 5/25/2028	EUR	2,275,000	2,508,976
0.75%, 11/25/2028	EUR	2,325,000	2,538,050
2.40%, 9/24/2028	EUR	1,847,000	2,097,502
2.75%, 10/25/2027	EUR	1,799,000	2,059,619
2.75%, 2/25/2029	EUR	2,000,000	2,286,829
			15,992,178
GERMANY — 4.6%
Bundesobligation:
1.30%, 10/15/2027	EUR	1,721,000	1,938,389
2.10%, 4/12/2029	EUR	800,000	904,228
2.20%, 4/13/2028	EUR	1,375,000	1,563,332
2.40%, 10/19/2028	EUR	1,200,000	1,368,324
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 11/15/2027	EUR	925,000	1,022,613
Zero Coupon, 11/15/2028	EUR	1,225,000	1,321,249
0.25%, 8/15/2028	EUR	1,144,500	1,248,833
0.25%, 2/15/2029	EUR	225,000	242,773
0.50%, 2/15/2028	EUR	720,000	797,367
5.63%, 1/4/2028	EUR	365,000	436,346
Bundesschatzanweisungen:
1.90%, 9/16/2027	EUR	575,000	652,679
2.00%, 12/16/2027	EUR	1,100,000	1,248,374
2.50%, 6/14/2028	EUR	650,000	742,595
			13,487,102
GREECE — 0.7%
Hellenic Republic Government Bonds:
3.75%, 1/30/2028	EUR	700,000	814,924
3.88%, 6/15/2028	EUR	405,000	473,996
3.88%, 3/12/2029	EUR	650,000	765,055
			2,053,975
HONG KONG — 0.1%
Hong Kong Government Bonds Programme 1.97%, 1/17/2029	HKD	700,000	87,371
Hong Kong Government Infrastructure Bonds Programme:
2.76%, 4/25/2028	HKD	1,950,000	248,123
2.89%, 10/25/2027	HKD	200,000	25,508
			361,002
Security Description		Principal Amount	Value
HUNGARY — 0.9%
Hungary Government Bonds:
2.00%, 5/23/2029	HUF	205,000,000	$606,087
3.00%, 10/27/2027	HUF	127,500,000	399,152
4.50%, 3/23/2028	HUF	120,500,000	383,605
6.75%, 10/22/2028	HUF	370,000,000	1,231,690
			2,620,534
INDONESIA — 1.7%
Indonesia Treasury Bonds:
6.13%, 5/15/2028	IDR	17,090,000,000	935,153
6.38%, 8/15/2028	IDR	17,048,000,000	939,194
6.88%, 4/15/2029	IDR	12,155,000,000	673,098
8.25%, 5/15/2029	IDR	13,700,000,000	784,280
9.00%, 3/15/2029	IDR	12,800,000,000	748,407
Perusahaan Penerbit SBSN Indonesia 5.88%, 7/15/2028	IDR	14,750,000,000	802,579
			4,882,711
IRELAND — 0.9%
Ireland Government Bonds:
0.90%, 5/15/2028	EUR	1,255,000	1,393,322
1.10%, 5/15/2029	EUR	1,050,000	1,152,170
			2,545,492
ISRAEL — 1.7%
Israel Government Bonds - Fixed:
2.25%, 9/28/2028	ILS	4,300,000	1,408,950
3.75%, 9/30/2027	ILS	4,325,000	1,459,638
3.75%, 2/28/2029	ILS	5,000,000	1,694,289
4.10%, 7/31/2028	ILS	1,625,000	554,236
			5,117,113
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
0.25%, 3/15/2028	EUR	685,000	752,257
0.45%, 2/15/2029	EUR	500,000	539,116
0.50%, 7/15/2028	EUR	500,000	547,437
0.95%, 9/15/2027	EUR	615,000	689,563
2.00%, 2/1/2028	EUR	950,000	1,075,621
2.05%, 8/1/2027	EUR	439,000	499,172
2.10%, 8/26/2027	EUR	175,000	198,853
2.35%, 1/15/2029	EUR	700,000	792,403
2.40%, 3/15/2029	EUR	950,000	1,075,852
2.65%, 12/1/2027	EUR	1,048,000	1,198,329
2.65%, 6/15/2028	EUR	975,000	1,113,805
2.70%, 10/15/2027	EUR	795,000	909,424
2.80%, 12/1/2028	EUR	350,000	401,339
2.80%, 6/15/2029	EUR	550,000	629,273
3.40%, 4/1/2028	EUR	925,000	1,070,655
3.45%, 7/15/2027	EUR	286,000	329,738
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
4.75%, 9/1/2028	EUR	1,425,000	$1,699,271
			13,522,108
JAPAN — 22.8%
Japan Government Five Year Bonds:
0.10%, 9/20/2027	JPY	432,550,000	2,626,199
0.10%, 3/20/2028	JPY	343,000,000	2,066,590
0.10%, 6/20/2028	JPY	164,000,000	984,172
0.20%, 12/20/2027	JPY	330,000,000	1,999,005
0.20%, 3/20/2028	JPY	230,000,000	1,388,180
0.20%, 6/20/2028	JPY	180,000,000	1,082,326
0.20%, 12/20/2028	JPY	165,000,000	984,284
0.30%, 12/20/2027	JPY	165,000,000	1,000,924
0.30%, 6/20/2028	JPY	200,000,000	1,204,910
0.30%, 9/20/2028	JPY	175,000,000	1,050,538
0.30%, 12/20/2028	JPY	235,000,000	1,405,995
0.40%, 9/20/2028	JPY	365,000,000	2,195,974
0.40%, 12/20/2028	JPY	175,000,000	1,049,139
0.40%, 3/20/2029	JPY	175,000,000	1,045,381
0.40%, 6/20/2029	JPY	145,000,000	863,104
0.50%, 3/20/2029	JPY	156,000,000	934,493
0.50%, 6/20/2029	JPY	185,000,000	1,104,225
0.60%, 3/20/2029	JPY	175,000,000	1,051,163
0.60%, 6/20/2029	JPY	145,000,000	868,037
Japan Government Ten Year Bonds:
0.10%, 9/20/2027	JPY	465,000,000	2,823,303
0.10%, 12/20/2027	JPY	494,300,000	2,989,857
0.10%, 3/20/2028	JPY	632,300,000	3,809,634
0.10%, 6/20/2028	JPY	510,000,000	3,060,722
0.10%, 9/20/2028	JPY	499,300,000	2,984,279
0.10%, 12/20/2028	JPY	492,600,000	2,931,898
0.10%, 3/20/2029	JPY	500,000,000	2,963,698
0.10%, 6/20/2029	JPY	425,000,000	2,507,533
Japan Government Twenty Year Bonds:
1.90%, 12/20/2028	JPY	165,000,000	1,026,223
2.10%, 9/20/2027	JPY	58,250,000	362,302
2.10%, 12/20/2027	JPY	240,000,000	1,494,505
2.10%, 9/20/2028	JPY	150,000,000	936,594
2.10%, 6/20/2029	JPY	115,000,000	719,301
2.20%, 9/20/2027	JPY	170,000,000	1,058,597
2.20%, 3/20/2028	JPY	200,000,000	1,248,780
2.40%, 3/20/2028	JPY	64,800,000	405,948
Japan Government Two Year Bonds:
1.00%, 10/1/2027	JPY	176,000,000	1,079,792
1.00%, 11/1/2027	JPY	228,000,000	1,398,232
1.00%, 12/1/2027	JPY	240,000,000	1,471,129
1.10%, 1/1/2028	JPY	271,000,000	1,662,684
1.30%, 2/1/2028	JPY	232,000,000	1,427,244
1.30%, 3/1/2028	JPY	150,000,000	922,547
1.40%, 4/1/2028	JPY	227,000,000	1,398,063
1.40%, 5/1/2028	JPY	95,000,000	585,022
Security Description		Principal Amount	Value
1.40%, 6/1/2028	JPY	170,000,000	$1,046,526
			67,219,052
LATVIA — 0.1%
Latvia Government International Bonds:
Series GMTN, 1.13%, 5/30/2028	EUR	150,000	165,946
Series GMTN, 3.50%, 1/17/2028	EUR	200,000	230,685
			396,631
LITHUANIA — 0.1%
Lithuania Government International Bonds Series EMTN, 4.13%, 4/25/2028	EUR	250,000	292,423
MALAYSIA — 2.0%
Malaysia Government Bonds:
3.52%, 4/20/2028	MYR	2,360,000	582,044
3.73%, 6/15/2028	MYR	3,750,000	928,581
3.90%, 11/16/2027	MYR	3,530,000	874,520
Malaysia Government Investment Issue:
3.42%, 9/30/2027	MYR	3,225,000	793,682
3.60%, 7/31/2028	MYR	4,100,000	1,013,144
4.26%, 7/26/2027	MYR	1,175,000	291,701
4.37%, 10/31/2028	MYR	5,610,000	1,410,434
			5,894,106
MEXICO — 2.6%
Mexico Bonos:
8.50%, 3/2/2028	MXN	48,000,000	2,791,341
8.50%, 3/1/2029	MXN	46,300,000	2,688,149
8.50%, 5/31/2029	MXN	38,200,000	2,214,797
			7,694,287
NETHERLANDS — 3.1%
Netherlands Government Bonds:
Zero Coupon, 1/15/2029	EUR	2,300,000	2,467,439
0.75%, 7/15/2027	EUR	493,000	553,737
0.75%, 7/15/2028	EUR	2,416,000	2,666,359
5.50%, 1/15/2028	EUR	2,760,000	3,296,831
			8,984,366
NEW ZEALAND — 0.8%
New Zealand Government Bonds:
0.25%, 5/15/2028	NZD	1,725,000	927,090
3.00%, 4/20/2029	NZD	2,710,000	1,520,741
			2,447,831
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
NORWAY — 0.2%
Norway Government Bonds 2.00%, 4/26/2028	NOK	6,100,000	$589,086
PERU — 0.1%
Peru Government Bonds:
5.94%, 2/12/2029	PEN	1,000,000	308,365
6.35%, 8/12/2028	PEN	250,000	77,001
8.20%, 8/12/2026	PEN	75,000	22,099
			407,465
POLAND — 2.6%
Republic of Poland Government Bonds:
Zero Coupon, 1/25/2028	PLN	5,540,000	1,387,900
2.50%, 7/25/2027	PLN	4,353,000	1,142,740
2.75%, 4/25/2028	PLN	4,100,000	1,068,485
5.75%, 4/25/2029	PLN	7,500,000	2,074,286
7.50%, 7/25/2028	PLN	7,400,000	2,099,263
			7,772,674
PORTUGAL — 1.7%
Portugal Obrigacoes do Tesouro OT:
0.70%, 10/15/2027	EUR	855,000	955,260
1.95%, 6/15/2029	EUR	1,525,000	1,712,025
2.13%, 10/17/2028	EUR	2,125,000	2,407,841
			5,075,126
ROMANIA — 1.0%
Romania Government Bonds:
2.50%, 10/25/2027	RON	1,400,000	291,615
4.15%, 1/26/2028	RON	2,745,000	580,744
5.00%, 2/12/2029	RON	2,250,000	475,264
5.80%, 7/26/2027	RON	1,150,000	249,979
6.30%, 4/26/2028	RON	1,700,000	371,084
6.30%, 4/25/2029	RON	1,500,000	326,273
8.75%, 10/30/2028	RON	2,200,000	504,776
			2,799,735
SINGAPORE — 1.0%
Singapore Government Bonds:
2.63%, 5/1/2028	SGD	1,335,000	1,051,733
2.88%, 9/1/2027	SGD	800,000	627,902
2.88%, 8/1/2028	SGD	1,105,000	876,645
3.00%, 4/1/2029	SGD	625,000	500,937
			3,057,217
SLOVAKIA — 0.4%
Slovakia Government Bonds:
1.00%, 6/12/2028	EUR	375,000	415,077
3.00%, 2/7/2028	EUR	300,000	344,603
Security Description		Principal Amount	Value
3.63%, 1/16/2029	EUR	325,000	$379,222
			1,138,902
SLOVENIA — 0.2%
Slovenia Government Bonds:
1.00%, 3/6/2028	EUR	330,000	367,683
1.19%, 3/14/2029	EUR	275,000	302,850
			670,533
SOUTH KOREA — 4.5%
Korea Treasury Bonds:
1.88%, 6/10/2029	KRW	1,000,000,000	612,787
2.25%, 9/10/2027	KRW	1,585,000,000	1,008,169
2.25%, 6/10/2028	KRW	3,222,000,000	2,027,900
2.38%, 12/10/2027	KRW	1,220,000,000	774,802
2.38%, 12/10/2028	KRW	1,324,000,000	829,500
2.63%, 6/10/2028	KRW	1,360,000,000	862,095
2.75%, 12/10/2028	KRW	1,382,000,000	873,587
2.88%, 12/10/2027	KRW	1,748,000,000	1,117,991
3.00%, 3/10/2028	KRW	750,000,000	478,875
3.13%, 9/10/2027	KRW	1,217,000,000	782,051
3.25%, 3/10/2028	KRW	1,524,000,000	977,123
3.25%, 3/10/2029	KRW	2,350,000,000	1,498,598
3.50%, 9/10/2028	KRW	1,765,000,000	1,136,464
5.50%, 3/10/2028	KRW	500,000,000	332,387
			13,312,329
SPAIN — 4.6%
Spain Government Bonds:
Zero Coupon, 1/31/2028	EUR	1,370,000	1,505,348
0.80%, 7/30/2027	EUR	311,000	348,986
1.40%, 4/30/2028	EUR	1,342,000	1,502,727
1.40%, 7/30/2028	EUR	1,505,000	1,680,281
1.45%, 10/31/2027	EUR	1,224,000	1,379,332
1.45%, 4/30/2029	EUR	550,000	609,011
2.35%, 3/31/2029	EUR	200,000	226,739
2.40%, 5/31/2028	EUR	1,775,000	2,021,977
3.50%, 5/31/2029	EUR	1,300,000	1,521,399
5.15%, 10/31/2028	EUR	1,218,000	1,471,644
6.00%, 1/31/2029	EUR	950,000	1,177,192
			13,444,636
SWEDEN — 0.4%
Sweden Government Bonds 0.75%, 5/12/2028	SEK	11,850,000	1,193,870
SWITZERLAND — 0.6%
Swiss Confederation Government Bonds:
Zero Coupon, 6/22/2029	CHF	145,000	179,531
4.00%, 4/8/2028	CHF	1,090,000	1,445,915
			1,625,446
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
THAILAND — 2.3%
Thailand Government Bonds:
1.19%, 4/17/2029	THB	42,000,000	$1,260,968
2.05%, 4/17/2028	THB	35,500,000	1,085,696
2.40%, 11/17/2027	THB	35,200,000	1,079,216
2.40%, 3/17/2029	THB	30,000,000	929,372
2.65%, 6/17/2028	THB	54,800,000	1,696,434
2.88%, 12/17/2028	THB	15,400,000	481,917
3.58%, 12/17/2027	THB	5,500,000	171,512
			6,705,115
UNITED KINGDOM — 4.6%
U.K. Gilts:
0.13%, 1/31/2028	GBP	1,225,000	1,532,132
0.50%, 1/31/2029	GBP	1,250,000	1,514,471
1.25%, 7/22/2027	GBP	610,000	786,426
1.63%, 10/22/2028	GBP	1,440,000	1,808,242
4.00%, 5/22/2029	GBP	750,000	989,802
4.25%, 12/7/2027	GBP	875,000	1,164,194
4.38%, 3/7/2028	GBP	2,335,000	3,109,827
4.50%, 6/7/2028	GBP	1,965,000	2,624,116
			13,529,210
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $298,642,391)			291,428,710

	Shares
SHORT-TERM INVESTMENT — 0.0% *
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (a) (b) (Cost $56,119)	56,119	56,119
TOTAL INVESTMENTS — 99.0% (Cost $298,698,510)		291,484,829
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		2,903,163
NET ASSETS — 100.0%		$294,387,992

(a)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at June 30, 2026.

*	Amount is less than 0.05% of net assets.

Abbreviations:
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$291,428,710	$—	$291,428,710
Short-Term Investment	56,119	—	—	56,119
TOTAL INVESTMENTS	$56,119	$291,428,710	$—	$291,484,829
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	467,506	$467,506	$13,110,945	$13,522,332	$—	$—	56,119	$56,119	$4,477
See accompanying notes to financial statements.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.3%
AUSTRALIA — 4.6%
Australia Government Bonds:
0.25%, 11/21/2032	AUD	7,214,064	$4,419,832
0.75%, 11/21/2027	AUD	5,299,615	3,638,896
1.00%, 2/21/2050	AUD	3,254,983	1,461,648
1.25%, 8/21/2040	AUD	4,654,622	2,648,462
2.00%, 8/21/2035	AUD	9,207,212	6,147,021
2.50%, 9/20/2030	AUD	7,049,690	4,998,439
			23,314,298
BRAZIL — 7.0%
Brazil Notas do Tesouro Nacional:
6.00%, 8/15/2028	BRL	23,461,305	4,306,698
6.00%, 5/15/2029	BRL	13,034,058	2,371,051
6.00%, 8/15/2030	BRL	21,755,028	3,863,113
6.00%, 5/15/2031	BRL	7,109,486	1,249,173
6.00%, 8/15/2032	BRL	9,242,332	1,597,044
6.00%, 5/15/2033	BRL	16,588,801	2,846,912
6.00%, 5/15/2035	BRL	31,755,706	5,369,430
6.00%, 8/15/2040	BRL	10,308,755	1,699,666
6.00%, 5/15/2045	BRL	15,356,491	2,505,502
6.00%, 8/15/2050	BRL	24,219,650	3,900,065
6.00%, 5/15/2055	BRL	18,674,251	2,993,171
6.00%, 8/15/2060	BRL	20,617,510	3,277,971
			35,979,796
CANADA — 4.5%
Canada Government Real Return Bonds:
0.25%, 12/1/2054	CAD	2,916,523	1,387,268
0.50%, 12/1/2050	CAD	4,116,581	2,194,939
1.25%, 12/1/2047	CAD	4,297,262	2,772,268
1.50%, 12/1/2044	CAD	5,354,710	3,670,114
2.00%, 12/1/2041	CAD	4,455,562	3,315,912
3.00%, 12/1/2036	CAD	7,779,918	6,441,799
4.00%, 12/1/2031	CAD	4,279,353	3,502,267
			23,284,567
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 10/1/2028	CLP	3,306,445,110	3,444,713
Zero Coupon, 10/1/2033	CLP	1,857,324,105	1,703,267
1.90%, 9/1/2030	CLP	3,633,007,590	3,882,628
2.00%, 3/1/2035	CLP	3,306,445,110	3,472,536
2.10%, 7/15/2050	CLP	1,347,070,230	1,347,378
2.80%, 11/1/2055	CLP	1,775,683,485	2,051,635
3.00%, 1/1/2044	CLP	2,918,652,165	3,381,860
3.40%, 10/1/2039	CLP	3,224,804,490	3,852,707
			23,136,724
Security Description		Principal Amount	Value
COLOMBIA — 4.0%
Colombia TES:
2.25%, 4/18/2029	COP	2,777,888,332	$724,972
3.00%, 3/25/2033	COP	6,221,010,000	1,474,039
3.75%, 2/25/2037	COP	17,833,562,000	4,120,224
3.75%, 6/16/2049	COP	10,805,064,902	2,263,698
4.75%, 4/4/2035	COP	1,145,337,514	297,272
5.00%, 3/20/2041	COP	12,027,286,000	3,052,054
5.25%, 5/19/2055	COP	7,050,478,000	1,806,312
6.50%, 1/22/2031	COP	10,783,084,000	3,101,191
6.50%, 2/1/2062	COP	11,612,552,000	3,548,689
			20,388,451
FRANCE — 8.2%
French Republic Government Bonds OAT:
0.10%, 3/1/2026 (a) (b)	EUR	60	69
0.10%, 3/1/2028	EUR	2,770,206	3,076,912
0.10%, 3/1/2029	EUR	3,893,330	4,346,195
0.10%, 7/25/2031	EUR	2,528,863	2,757,962
0.10%, 3/1/2032	EUR	901,199	942,556
0.10%, 3/1/2036	EUR	1,209,487	1,162,387
0.10%, 7/25/2036	EUR	1,819,672	1,790,419
0.10%, 7/25/2038	EUR	530,659	497,314
0.10%, 7/25/2047	EUR	1,218,273	929,868
0.10%, 7/25/2053	EUR	1,914,073	1,293,540
0.55%, 3/1/2039	EUR	3,371,091	3,215,918
0.60%, 7/25/2034	EUR	499,071	535,383
0.70%, 7/25/2030	EUR	1,584,540	1,796,025
0.95%, 7/25/2043	EUR	1,718,912	1,679,488
1.80%, 7/25/2040	EUR	3,391,627	3,855,157
1.85%, 7/25/2027	EUR	4,724,040	5,460,406
3.15%, 7/25/2032	EUR	5,160,823	6,591,303
3.40%, 7/25/2029	EUR	1,536,627	1,856,614
			41,787,516
GERMANY — 4.6%
Deutsche Bundesrepublik Bonds Inflation-Linked:
0.10%, 4/15/2033	EUR	5,363,728	5,827,450
0.10%, 4/15/2046	EUR	6,520,549	5,891,568
0.50%, 4/15/2030	EUR	10,647,061	12,019,409
			23,738,427
ISRAEL — 4.5%
Israel Government Bonds CPI-Linked:
0.10%, 11/30/2031	ILS	9,256,144	2,858,681
0.50%, 5/31/2029	ILS	10,689,353	3,473,148
0.50%, 11/30/2051	ILS	7,994,099	1,775,457
0.75%, 5/31/2027	ILS	3,926,456	1,306,344
1.00%, 5/31/2045	ILS	5,597,852	1,543,540
1.10%, 10/31/2028	ILS	6,589,124	2,182,324
1.60%, 10/31/2033	ILS	7,503,680	2,483,881
2.00%, 4/30/2031	ILS	3,537,254	1,197,403
2.00%, 4/30/2056	ILS	2,832,432	886,315
See accompanying notes to financial statements.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
2.75%, 8/30/2041	ILS	5,494,627	$2,007,271
4.00%, 5/30/2036	ILS	8,750,408	3,498,008
			23,212,372
ITALY — 5.8%
Italy Buoni Poliennali Del Tesoro:
0.10%, 5/15/2033	EUR	4,417,632	4,630,749
0.15%, 5/15/2051	EUR	1,198,217	828,345
0.40%, 5/15/2030	EUR	1,858,075	2,070,315
1.10%, 8/15/2031	EUR	4,419,644	5,044,492
1.25%, 9/15/2032	EUR	1,783,615	2,049,545
1.30%, 5/15/2028	EUR	1,334,755	1,529,683
1.50%, 5/15/2029	EUR	1,725,929	1,993,664
1.80%, 5/15/2036	EUR	2,320,202	2,662,561
2.25%, 2/15/2046	EUR	819,848	939,332
2.35%, 9/15/2035	EUR	2,805,100	3,440,928
2.40%, 5/15/2039	EUR	961,632	1,151,709
2.55%, 9/15/2041	EUR	2,168,880	2,674,717
2.55%, 5/15/2056	EUR	627,654	742,065
			29,758,105
JAPAN — 4.4%
Japan Government CPI-Linked Bonds:
0.01%, 3/10/2032	JPY	518,011,870	3,178,956
0.01%, 3/10/2033	JPY	558,918,498	3,386,250
0.01%, 3/10/2034	JPY	800,508,640	4,712,030
0.01%, 3/10/2035	JPY	697,170,000	4,042,964
0.10%, 3/10/2028	JPY	425,987,955	2,632,672
0.10%, 3/10/2029	JPY	753,785,231	4,638,661
			22,591,533
MEXICO — 5.6%
Mexico Udibonos:
2.75%, 11/27/2031	MXN	49,629,717	2,607,202
3.25%, 11/12/2043	MXN	62,588,097	3,017,802
4.00%, 11/30/2028	MXN	33,762,312	1,931,536
4.00%, 8/30/2029	MXN	35,877,966	2,046,429
4.00%, 8/24/2034	MXN	90,356,056	4,997,381
4.00%, 11/15/2040	MXN	55,103,971	2,960,911
4.00%, 11/8/2046	MXN	42,753,841	2,251,080
4.00%, 11/3/2050	MXN	60,384,291	3,187,205
4.00%, 10/29/2054	MXN	25,564,153	1,377,141
4.00%, 10/11/2057	MXN	23,801,108	1,296,191
4.50%, 11/22/2035	MXN	52,803,198	3,023,400
			28,696,278
NEW ZEALAND — 3.0%
New Zealand Government Bonds Inflation-Linked:
2.50%, 9/20/2035	NZD	9,539,864	5,491,670
2.50%, 9/20/2040	NZD	4,164,911	2,278,363
3.00%, 9/20/2030	NZD	6,982,925	4,206,664
3.25%, 9/20/2050	NZD	6,042,575	3,530,129
			15,506,826
Security Description		Principal Amount	Value
POLAND — 1.4%
Republic of Poland Government Bonds 2.00%, 8/25/2036	PLN	29,766,545	$7,234,058
SOUTH AFRICA — 4.6%
Republic of South Africa Government Bond CPI-Linked:
1.88%, 3/31/2029	ZAR	23,264,809	1,364,449
1.88%, 2/28/2033	ZAR	53,427,045	2,859,307
2.25%, 1/31/2038	ZAR	64,236,213	3,249,643
2.50%, 3/31/2046	ZAR	53,336,023	2,550,022
2.50%, 12/31/2050	ZAR	106,462,798	4,915,256
2.60%, 3/31/2028	ZAR	40,442,768	2,447,378
3.45%, 12/7/2033	ZAR	50,027,900	2,943,282
Republic of South Africa Government Bonds CPI-Linked:
4.25%, 1/31/2031	ZAR	15,094,596	946,562
5.13%, 1/31/2043	ZAR	27,051,304	1,854,967
5.13%, 1/31/2058	ZAR	7,206,290	537,987
			23,668,853
SOUTH KOREA — 0.7%
Korea Treasury Bonds Inflation-Linked:
0.75%, 6/10/2034	KRW	1,340,608,000	830,626
1.63%, 6/10/2032	KRW	1,960,507,501	1,322,898
1.75%, 6/10/2028	KRW	2,082,851,250	1,376,607
			3,530,131
SPAIN — 4.5%
Spain Government Bonds Inflation-Linked:
0.65%, 11/30/2027	EUR	4,505,504	5,138,704
0.70%, 11/30/2033	EUR	6,906,607	7,653,933
1.00%, 11/30/2030	EUR	4,669,352	5,357,857
1.15%, 11/30/2036	EUR	1,765,526	1,968,285
2.05%, 11/30/2039	EUR	2,251,696	2,713,251
			22,832,030
SWEDEN — 3.5%
Sweden Bonds Inflation-Linked:
0.13%, 12/1/2027	SEK	41,438,501	4,220,846
0.13%, 6/1/2030	SEK	39,244,601	3,952,781
0.13%, 6/1/2032	SEK	30,627,116	3,085,420
0.13%, 6/1/2039	SEK	16,642,631	1,546,061
3.50%, 12/1/2028	SEK	48,112,399	5,285,737
			18,090,845
TURKEY — 4.5%
Turkiye Government Bonds:
Zero Coupon, 7/19/2028	TRY	15,467,175	296,514
See accompanying notes to financial statements.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 2/11/2032	TRY	47,480,922	$823,557
Zero Coupon, 8/4/2032	TRY	42,100,198	706,911
Zero Coupon, 1/12/2033	TRY	21,781,167	345,755
Zero Coupon, 9/7/2033	TRY	23,865,875	362,273
2.48%, 5/2/2029	TRY	367,731,505	7,196,126
2.90%, 7/7/2027	TRY	179,069,711	3,734,996
2.90%, 1/12/2028	TRY	112,389,017	2,307,088
3.00%, 8/18/2027	TRY	51,565,992	1,073,883
3.00%, 5/28/2031	TRY	247,289,328	4,950,663
3.30%, 6/28/2028	TRY	58,084,426	1,191,829
			22,989,595
UNITED KINGDOM — 17.4%
U.K. Inflation-Linked Gilts:
0.13%, 3/22/2026 (a) (b)	GBP	18	24
0.13%, 8/10/2028	GBP	5,995,672	7,910,501
0.13%, 3/22/2029	GBP	3,013,632	3,933,464
0.13%, 8/10/2031	GBP	4,226,215	5,378,700
0.13%, 11/22/2036	GBP	1,943,875	2,179,942
0.13%, 3/22/2039	GBP	1,884,924	1,966,136
0.13%, 8/10/2041	GBP	2,440,927	2,404,722
0.13%, 3/22/2044	GBP	3,118,925	2,844,004
0.13%, 3/22/2046	GBP	1,366,052	1,183,097
0.13%, 8/10/2048	GBP	1,643,371	1,347,149
0.13%, 3/22/2051	GBP	2,112,975	1,634,711
0.13%, 11/22/2056	GBP	1,198,085	842,570
0.13%, 3/22/2058	GBP	930,965	641,470
0.13%, 11/22/2065	GBP	580,642	358,991
0.13%, 3/22/2068	GBP	11,440,115	6,914,817
0.13%, 3/22/2073	GBP	235,153	147,533
0.25%, 3/22/2052	GBP	2,053,956	1,622,570
0.38%, 3/22/2062	GBP	2,108,136	1,535,655
0.50%, 3/22/2050	GBP	1,844,349	1,622,805
0.63%, 3/22/2040	GBP	3,061,488	3,354,183
0.63%, 11/22/2042	GBP	1,910,971	1,991,527
0.63%, 3/22/2045	GBP	2,569,301	2,544,278
0.75%, 11/22/2033	GBP	5,618,374	7,124,400
0.75%, 3/22/2034	GBP	2,659,959	3,337,172
0.75%, 11/22/2047	GBP	1,625,159	1,585,837
Security Description		Principal Amount	Value
1.13%, 9/22/2035	GBP	4,294,755	$5,445,981
1.13%, 11/22/2037	GBP	1,577,368	1,934,740
1.25%, 11/22/2027	GBP	2,924,717	3,923,321
1.25%, 11/22/2032	GBP	637,289	847,937
1.25%, 11/22/2054	GBP	1,455,486	1,499,650
1.25%, 11/22/2055	GBP	2,112,459	2,168,117
1.75%, 9/22/2038	GBP	625,200	811,541
1.88%, 9/22/2049	GBP	2,351,825	2,869,244
2.00%, 1/26/2035	GBP	1,763,986	2,425,487
4.13%, 7/22/2030	GBP	2,059,523	3,113,375
			89,445,651
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $544,651,696)			499,186,056
TOTAL INVESTMENTS — 97.3% (Cost $544,651,696)			499,186,056
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%			13,618,082
NET ASSETS — 100.0%			$512,804,138

(a)	Security is currently in default and/or issuer is in bankruptcy.
(b)	Non-income producing security.

Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$499,186,056	$—	$499,186,056
See accompanying notes to financial statements.

STATE STREET SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,363,326	$1,363,326	$44,960,369	$46,323,695	$—	$—	—	$—	$20,747
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 1.9%
NETHERLANDS — 0.4%
Ziggo BV 4.88%, 1/15/2030 (a)	$200,000	$188,010
UNITED STATES — 1.5%
Connect Holding II LLC 10.50%, 4/3/2031 (a)	100,000	100,210
Directv Financing LLC 8.88%, 2/1/2030 (a)	100,000	101,887
Gray Media, Inc. 10.50%, 7/15/2029 (a)	90,000	94,955
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	100,000	90,696
Magnera Corp. 4.75%, 11/15/2029 (a)	100,000	93,379
Rand Parent LLC 8.50%, 2/15/2030 (a)	150,000	155,275
		636,402
TOTAL CORPORATE BONDS & NOTES (Cost $826,790)		824,412
SENIOR FLOATING RATE LOANS — 98.6%
AEROSPACE & DEFENSE — 0.6%
TransDigm, Inc., 2023 Term Loan J, 1 mo. USD Term SOFR + 2.50%, 6.14%, 2/28/2031 (b)	248,734	249,060
AIRLINES — 0.6%
American Airlines, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 5.93%, 4/20/2028 (b)	248,744	248,802
APPAREL — 1.1%
Beach Acquisition Bidco LLC, USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 9/12/2032 (b)	248,752	250,396
WH Borrower LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.14%, 2/20/2032 (b)	250,000	250,767
		501,163
AUTO PARTS & EQUIPMENT — 1.1%
Stonepeak Motion Finco LLC, USD Term Loan B (c)	250,000	250,026
Tenneco, Inc., 2022 Term Loan A, 3 mo. USD Term SOFR + 4.75%, 8.49%, 11/17/2028 (b)	248,072	247,285
		497,311
BIOTECHNOLOGY — 0.5%
Genmab AS, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.73%, 12/13/2032 (b)	237,500	237,605
Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.5%
Watlow Electric Manufacturing Co., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.44%, 6/17/2033 (b)	$226,266	$226,361
CHEMICALS — 3.9%
AAP Buyer, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.41%, 9/9/2031 (b)	248,111	249,247
Discovery Purchaser Corp., Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.41%, 10/4/2029 (b)	248,130	247,481
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.65%, 3/15/2029 (b)	226,225	219,156
Nouryon Finance BV:
2024 USD Term Loan B1, 6 mo. USD Term SOFR + 3.25%, 6.94%, 4/3/2028 (b)	247,468	247,829
2026 USD Term Loan B (c)	250,000	250,365
Paint Intermediate III LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.65%, 10/9/2031 (b)	249,370	250,307
SCIH Salt Holdings, Inc., 2025 Repriced Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.35%, 1/31/2029 (b)	248,750	249,338
		1,713,723
COMMERCIAL SERVICES — 6.7%
Albion Financing 3 SARL, 2025 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.63%, 5/21/2031 (b)	396,743	398,231
Allied Universal Holdco LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 8/20/2032 (b)	248,125	248,533
Boluda Towage SL, 2026 USD Term Loan B (c)	250,000	250,782
Catawba Nation Gaming Authority, Term Loan B (c)	250,000	250,424
Cimpress PLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 6/3/2033 (b)	249,375	250,310
CompoSecure Holdings LLC, Term Loan, 3 mo. USD Term SOFR + 2.25%, 5.92%, 1/14/2033 (b)	250,000	248,965
First Advantage Holdings LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 10/31/2031 (b)	244,089	241,429
Grant Thornton Advisors LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 6/2/2031 (b)	248,744	237,318
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Hertz Corp.:
2021 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.43%, 6/30/2028 (b)	$207,250	$147,595
2021 Term Loan C, 3 mo. USD Term SOFR + 3.50%, 7.43%, 6/30/2028 (b)	41,114	29,280
Mavis Tire Express Services Corp., 2026 Incremental Term Loan, 6 mo. USD Term SOFR + 3.25%, 6.92%, 5/6/2033 (b)	250,000	250,006
Parexel International Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/12/2031 (b)	197,253	197,521
PG Investment Co. 59 SARL, 2025 Repriced Term Loan B (c)	248,750	248,954
		2,999,348
COMPUTERS — 2.6%
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.38%, 12/9/2031 (b)	498,740	477,335
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 3/1/2029 (b)	496,222	442,381
Verifone Systems, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 5.50%, 9.43%, 8/18/2028 (b)	248,744	235,935
		1,155,651
CONSTRUCTION & ENGINEERING — 1.6%
Modern Aviation Fbo Holdings LLC, Term Loan B (c)	250,000	250,937
Tecta America Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.23%, 2/18/2032 (b)	247,497	248,006
Trilon Group LLC, 2026 Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.12%, 6/13/2033 (b)	229,592	229,879
		728,822
CONTAINERS & PACKAGING — 3.3%
Clydesdale Acquisition Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 4/1/2032 (b)	246,073	236,947
Pregis TopCo Corp., 2025 Refinancing Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.39%, 2/1/2029 (b)	248,116	249,112
Proampac PG Borrower LLC, 2026 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.65%, 3/7/2033 (b)	249,365	245,625
Sword Purchaser LLC, USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.64%, 4/11/2033 (b)	250,000	244,277
Security Description	Principal Amount	Value
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.48%, 9/15/2028 (b)	$496,222	$477,199
		1,453,160
DISTRIBUTION/WHOLESALE — 1.7%
ADI Global Distribution Funding LLC, Term Loan B (c)	250,000	250,938
Dealer Tire Financial LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.00%, 6.64%, 7/2/2031 (b)	248,111	246,560
Fluid-Flow Products, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 3/4/2033 (b)	248,724	249,949
		747,447
DIVERSIFIED FINANCIAL SERVICES — 3.9%
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.23%, 8/16/2032 (b)	424,948	425,135
Hudson River Trading LLC, 2026 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 3/18/2030 (b)	349,123	347,143
Jupiter Borrower, Inc., Term Loan B (c)	200,000	200,084
Orion Advisor Solutions, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.41%, 9/24/2030 (b)	249,373	247,607
Osaic Holdings, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.23%, 7/30/2032 (b)	498,750	492,952
		1,712,921
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Connect Finco SARL, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.14%, 9/27/2029 (b)	248,096	249,131
Crown Subsea Communications Holding, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.64%, 1/30/2031 (b)	250,000	251,084
NTI Buyer LLC, Term Loan (c)	250,000	248,750
		748,965
ELECTRIC — 2.2%
CPV Three Rivers LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 4/15/2033 (b)	250,000	250,053
Indeck Niles LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.48%, 3/9/2033 (b)	238,755	239,053
MRP Buyer LLC:
Delayed Draw Term Loan (c)	56,140	56,386
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.98%, 6/4/2032 (b)	$440,222	$442,148
		987,640
ELECTRICAL EQUIPMENT — 0.6%
Belden, Inc., Term Loan (c)	250,000	250,625
ELECTRONICS — 1.1%
ESCO Technologies, Inc., Term Loan B (c)	250,000	250,000
LSF12 Crown U.S. Commercial Bidco LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.62%, 12/2/2031 (b)	226,976	227,808
		477,808
ENERGY-ALTERNATE SOURCES — 1.1%
ACI Rover Parent LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/9/2033 (b)	250,000	249,937
Clean Energy Future-Trumbull LLC, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.73%, 4/29/2033 (b)	250,000	251,094
		501,031
ENTERTAINMENT — 5.0%
Crown Finance U.S., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.11%, 12/2/2031 (b)	248,120	249,087
Delta 2 Lux SARL, 2024 Term Loan B1, 3 mo. USD Term SOFR + 1.75%, 5.48%, 9/30/2031 (b)	500,000	500,625
EOC Borrower LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 3/24/2032 (b)	248,120	248,710
Pioneer Opco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 5/16/2033 (b)	250,000	251,272
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 4/4/2029 (b)	497,468	491,275
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.64%, 11/21/2031 (b)	249,372	248,871
Voyager Parent LLC, Repriced Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.98%, 7/1/2032 (b)	249,374	249,837
		2,239,677
Security Description	Principal Amount	Value
ENVIRONMENTAL CONTROL — 0.3%
Filtration Group Corp., 2025 USD Term Loan, 1 mo. USD Term SOFR + 2.50%, 6.14%, 10/21/2028 (b)	$143,009	$143,251
FINANCIAL SERVICES — 0.5%
Ascensus Group Holdings, Inc., 2024 Term Loan B (c)	250,000	244,584
FOOD PRODUCTS — 2.2%
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.66%, 2/19/2032 (b)	453,363	456,367
Solina Bidco, 2026 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.91%, 9/30/2032 (b)	250,000	251,146
TreeHouse Foods, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.89%, 2/11/2033 (b)	250,000	251,051
		958,564
GROUND TRANSPORTATION — 2.8%
AIT Worldwide Logistics, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.91%, 4/29/2033 (b)	250,000	250,415
Echo Global Logistics, Inc., 2026 1st Lien Incremental Term Loan (c)	250,000	246,250
Genesee & Wyoming, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.48%, 4/10/2031 (b)	248,106	247,362
Student Transportation of America Holdings, Inc.:
2025 Delayed Draw Term Loan (c)	214,439	215,484
2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/24/2032 (b)	284,340	285,726
		1,245,237
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Auris Luxembourg III SARL, 2026 USD Term Loan B (c)	250,000	250,697
Bausch & Lomb Corp., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.39%, 1/15/2031 (b)	497,500	499,303
Pediatric Associates Holding Co. LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 5.00%, 8.66%, 12/29/2031 (b)	250,000	250,403
		1,000,403
HEALTH CARE PROVIDERS & SERVICES — 5.0%
Heartland Dental LLC, 2025 Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.14%, 8/25/2032 (b)	248,120	248,585
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
Onex TSG Intermediate Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.98%, 8/6/2032 (b)	$249,375	$251,142
Radnet Management, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.66%, 4/18/2031 (b)	250,000	250,059
Select Medical Corp., 2026 Term Loan B (c)	250,000	251,250
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.73%, 9/27/2030 (b)	496,193	497,421
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.73%, 10/2/2028 (b)	248,047	248,703
U.S. Fertility Enterprises LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.98%, 12/30/2032 (b)	475,789	477,871
		2,225,031
HOME FURNISHINGS — 0.6%
AI Aqua Merger Sub, Inc., 2026 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.12%, 7/31/2028 (b)	248,748	248,809
HOUSEWARES — 1.7%
American Greetings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 5.75%, 9.39%, 10/30/2029 (b)	245,161	245,381
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.73%, 1/20/2032 (b)	496,222	496,792
		742,173
INSURANCE — 5.2%
Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 6.64%, 11/6/2030 (b)	496,222	450,115
Alera Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 5/30/2032 (b)	248,128	236,437
Asurion LLC:
2021 Second Lien Term Loan B4, 3 mo. USD Term SOFR + 5.25%, 9.03%, 1/20/2029 (b)	196,262	194,495
2026 Term Loan B14, 3 mo. USD Term SOFR + 3.75%, 7.41%, 2/23/2033 (b)	498,718	472,892
Howden Group Holdings Ltd., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 2/15/2031 (b)	248,120	233,605
Security Description	Principal Amount	Value
HUB International Ltd., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.92%, 6/20/2030 (b)	$248,527	$248,551
Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.48%, 5/6/2032 (b)	500,000	486,250
		2,322,345
INTERNET & TELECOM — 2.2%
AP Core Holdings II LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 6.50%, 10.14%, 5/15/2031 (b)	250,000	249,101
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.25%, 7.89%, 5/3/2028 (b)	248,721	242,399
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.73%, 8/31/2028 (b)	248,096	239,981
Speedster Bidco GmbH, 2025 USD Term Loan B1, 3 mo. USD Term SOFR + 2.75%, 6.48%, 12/11/2031 (b)	248,752	246,991
		978,472
INVESTMENT COMPANIES — 0.5%
NEXUS Buyer LLC, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.64%, 7/31/2031 (b)	248,125	240,726
LEISURE TIME — 0.6%
Peloton Interactive, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.14%, 5/30/2029 (b)	247,472	248,709
LODGING — 1.7%
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/27/2029 (b)	496,114	496,168
Travel & Leisure Co., 2025 Repriced Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.64%, 12/14/2029 (b)	248,111	248,111
		744,279
MACHINERY — 2.3%
Columbus McKinnon Corp., 2026 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.23%, 2/3/2033 (b)	264,157	263,992
Pro Mach Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 10/15/2032 (b)	248,752	249,239
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
TK Elevator Midco GmbH, 2025 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.38%, 4/30/2030 (b)	$496,904	$499,647
		1,012,878
MACHINERY-CONSTRUCTION & MINING — 0.6%
Chromalloy Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.93%, 3/27/2031 (b)	248,734	250,210
MEDIA — 1.0%
Midcontinent Communications, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 8/18/2031 (b)	248,103	245,778
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 6.97%, 3/31/2031 (b)	250,000	222,535
		468,313
METAL FABRICATE & HARDWARE — 0.4%
Tega MC Australia Holdings Pty. Ltd., Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.16%, 6/1/2033 (b)	200,000	201,376
OFFICE AUTOMATION & EQUIPMENT — 0.4%
Xerox Holdings Corp., 2023 Non-CoOp Term Loan, 6 mo. USD Term SOFR + 4.00%, 7.63%, 11/19/2029 (b)	249,434	178,138
PHARMACEUTICALS — 5.1%
Amneal Pharmaceuticals LLC, 2026 Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.64%, 8/1/2032 (b)	496,253	498,968
Curium BidCo SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.73%, 8/4/2031 (b)	298,496	298,683
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.83%, 10/1/2027 (b)	496,063	489,451
IVC Acquisition Ltd., 2026 USD Term Loan B (c)	250,000	248,541
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.25%, 5.89%, 5/5/2028 (b)	246,970	247,929
Paradigm Parent LLC, 1st Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.23%, 4/16/2032 (b)	248,125	213,699
Security Description	Principal Amount	Value
Southern Veterinary Partners LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.16%, 12/4/2031 (b)	$248,125	$248,183
		2,245,454
PIPELINES — 2.7%
Crescent Midstream Operating LLC, Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.40%, 2/18/2033 (b)	250,000	251,952
GIP Pilot Acquisition Partners LP, 2026 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.64%, 5/19/2033 (b)	207,654	207,914
NGL Energy Partners LP, 2026 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.13%, 3/11/2033 (b)	249,375	250,667
NorthRiver Midstream Finance LP, 2023 USD Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.94%, 8/16/2030 (b)	249,336	249,913
Venture Global Calcasieu Pass LLC, 2026 Term Loan B, 6 mo. USD Term SOFR + 3.25%, 6.95%, 4/11/2033 (b)	250,000	251,025
		1,211,471
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
Blackstone Mortgage Trust, Inc., 2026 Repriced Term Loan, 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/10/2030 (b)	249,375	249,141
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Cushman & Wakefield U.S. Borrower LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 6/13/2033 (b)	500,000	500,000
RETAIL — 6.5%
Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/30/2032 (b)	248,750	249,941
EG America LLC, 2026 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 2/10/2031 (b)	500,000	502,422
Flynn Restaurant Group LP, 2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.39%, 1/28/2032 (b)	248,116	246,012
Great Outdoors Group LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 1/23/2032 (b)	496,222	498,393
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.89%, 6/11/2031 (b)	240,460	239,915
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
IRB Holding Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 12/16/2030 (b)	$216,459	$216,756
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.50%, 6/6/2031 (b)	248,101	208,760
QXO, Inc., 2026 Term Loan B (c)	250,000	249,756
Tory Burch LLC, 2026 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.64%, 4/30/2031 (b)	250,000	249,349
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 10/19/2029 (b)	248,108	248,026
		2,909,330
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Gryphon Acquire Newco LLC, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.41%, 9/13/2032 (b)	249,375	249,998
SOFTWARE — 12.0%
Athenahealth Group, Inc., 2026 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.89%, 2/16/2032 (b)	248,117	245,853
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.39%, 11/25/2031 (b)	249,375	242,881
Boxer Parent Co., Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 5.75%, 9.41%, 7/30/2032 (b)	250,000	215,104
Central Parent, Inc., 2026 CoOp Initial Party Term Loan, 3 mo. USD Term SOFR + 3.25%, 6.98%, 7/6/2029 (b)	248,106	127,775
Cloud Software Group, Inc., 2025 Term Loan B (2032), 3 mo. USD Term SOFR + 3.25%, 6.98%, 8/13/2032 (b)	496,250	430,939
CoreWeave Financing DDTL V LLC, Delayed Draw Term Loan , 11/17/2031	88,790	90,698
Electronic Arts, Inc., USD Term Loan B (c)	250,000	250,898
Finastra USA, Inc., 2025 USD Term Loan, 6 mo. USD Term SOFR + 4.00%, 7.75%, 9/15/2032 (b)	498,750	461,094
Genesys Cloud Services Holdings II LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.14%, 1/30/2032 (b)	248,740	238,826
Security Description	Principal Amount	Value
Kaseya, Inc., 2025 2nd Lien Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.66%, 3/21/2033 (b)	$500,000	$305,782
Mitchell International, Inc., 2026 Add-on Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.64%, 6/17/2031 (b)	248,122	236,912
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 7.91%, 7/1/2031 (b)	249,367	231,039
Playtika Holding Corp., 2021 Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 6.51%, 3/13/2028 (b)	246,731	240,056
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.93%, 6/2/2028 (b)	497,396	433,535
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.98%, 10/26/2030 (b)	497,475	363,405
Rocket Software, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.39%, 11/28/2028 (b)	248,120	236,358
SS&C Technologies, Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.00%, 5.64%, 5/9/2031 (b)	238,867	238,668
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.91%, 2/10/2031 (b)	248,125	234,252
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.89%, 11/26/2031 (b)	496,222	485,213
		5,309,288
TOTAL SENIOR FLOATING RATE LOANS (Cost $44,725,876)		43,805,300

	Shares
SHORT-TERM INVESTMENT — 3.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.62% (d) (e) (Cost $1,308,257)	1,308,257	1,308,257
TOTAL INVESTMENTS — 103.5% (Cost $46,860,923)		45,937,969
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(1,532,862)
NET ASSETS — 100.0%		$44,405,107

See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

(a)
Securities purchased pursuant to Rule 144A of the
Securities Act of 1933, as amended. These securities,
which represent 1.9% of net assets as of June 30, 2026,
may be resold in transactions exempt from registration,
normally to qualified institutional buyers.

(b)
Variable Rate Security - Interest rate shown is rate in effect at June 30, 2026. For securities based on a published
reference rate and spread, the reference rate and spread
are indicated in the description above.

(c)	Position is unsettled. Contract rate was not determined at June 30, 2026 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended June 30, 2026
are shown in the Affiliate Table below.

(e)	The rate shown is the annualized seven-day yield at June 30, 2026.

Abbreviations:
SOFR	Secured Overnight Financing Rate
At June 30, 2026, the Fund had unfunded loan commitments of $345,682, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Coreweave Financing DDTL V LLC	161,210	164,674	3,464
GC Ferry Acquisition I, Inc.	72,917	72,949	32
Savor Acquisition, Inc.	43,202	43,488	286
Trilon Group, LLC	20,408	20,433	25
U.S. Fertility Enterprises LLC	24,211	24,317	106
Watlow Electric Manufacturing Co.	23,734	23,744	10
	$345,682	$349,605	$3,923
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$824,412	$—	$824,412
Senior Floating Rate Loans	—	43,805,300	—	43,805,300
Short-Term Investment	1,308,257	—	—	1,308,257
TOTAL INVESTMENTS	$1,308,257	$44,629,712	$—	$45,937,969
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$3,923	$—	$3,923
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$3,923	$—	$3,923
See accompanying notes to financial statements.

STATE STREET SPDR S&P LEVERAGED LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
June 30, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/25	Value at 12/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	14,283,679	$14,283,679	$17,542,464	$30,517,886	$—	$—	1,308,257	$1,308,257	$68,981
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	State Street SPDR Bloomberg Emerging Markets Local Bond ETF	State Street SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,189,238,260	$454,439,662
Investments in affiliated issuers, at value	24,096,103	2,775,488
Total Investments	2,213,334,363	457,215,150
Foreign currency, at value	18,001,462	972,547
Receivable for investments sold	46,365,138	5,243,026
Unrealized appreciation on forward foreign currency exchange contracts	43,594	—
Dividends receivable — unaffiliated issuers	—	—
Dividends receivable — affiliated issuers	21,193	241
Interest receivable — unaffiliated issuers	41,686,192	6,107,579
Securities lending income receivable — unaffiliated issuers	31	—
Securities lending income receivable — affiliated issuers	4,949	908
Unrealized appreciation on unfunded loan commitments	—	—
Receivable from Adviser	—	—
Receivable for foreign taxes recoverable	489,093	27,663
TOTAL ASSETS	2,319,946,015	469,567,114
LIABILITIES
Due to custodian	—	—
Payable upon return of securities loaned	16,725,242	2,771,477
Payable for investments purchased	42,276,236	5,014,576
Unrealized depreciation on forward foreign currency exchange contracts	2,937	—
Deferred foreign taxes payable	100,206	—
Advisory fee payable	556,494	190,518
Trustees’ fees and expenses payable	—	—
Accrued expenses and other liabilities	2,636	2,636
TOTAL LIABILITIES	59,663,751	7,979,207
NET ASSETS	$2,260,282,264	$461,587,907
NET ASSETS CONSIST OF:
Paid-in capital	$2,422,089,270	$471,144,301
Total distributable earnings (loss)**	(161,807,006)	(9,556,394)
NET ASSETS	$2,260,282,264	$461,587,907
NET ASSET VALUE PER SHARE
Net asset value per share	$20.93	$31.19
Shares outstanding (unlimited amount authorized, $0.01 par value)	108,000,000	14,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,242,099,423	$462,331,420
Investments in affiliated issuers	24,096,103	2,775,488
Total cost of investments	$2,266,195,526	$465,106,908
Foreign currency, at cost	$18,266,233	$986,576
* Includes investments in securities on loan, at value	$16,469,875	$2,717,833
** Includes deferred foreign taxes	$100,206	$—
See accompanying notes to financial statements.

State Street SPDR Bloomberg International Treasury Bond ETF	State Street SPDR Bloomberg Short Term International Treasury Bond ETF	State Street SPDR FTSE International Government Inflation-Protected Bond ETF	State Street SPDR S&P Leveraged Loan ETF

$1,331,209,835	$291,428,710	$499,186,056	$44,629,712
315,436	56,119	—	1,308,257
1,331,525,271	291,484,829	499,186,056	45,937,969
577,822	710,218	6,387,405	—
6,142,499	17,710,951	8,075,044	7,045,346
—	—	—	—
1,758	250	—	—
1,934	241	1,130	2,779
11,428,718	2,178,782	2,872,178	364,495
171	—	—	—
39	—	—	—
—	—	—	3,923
—	—	—	1,672
328,966	65,742	—	—
1,350,007,178	312,151,013	516,521,813	53,356,184

—	—	840,681	—
158,810	—	—	—
3,310,338	17,672,067	2,648,452	8,936,459
—	—	—	—
5,637	—	9,769	—
402,428	88,265	216,137	14,605
—	52	—	13
14,292	2,637	2,636	—
3,891,505	17,763,021	3,717,675	8,951,077
$1,346,115,673	$294,387,992	$512,804,138	$44,405,107

$1,545,253,712	$305,740,995	$584,696,412	$45,177,871
(199,138,039)	(11,353,003)	(71,892,274)	(772,764)
$1,346,115,673	$294,387,992	$512,804,138	$44,405,107

$21.75	$26.76	$39.45	$24.67
61,900,038	11,000,000	13,000,483	1,800,000

$1,502,038,939	$298,642,391	$544,651,696	$45,552,666
315,436	56,119	—	1,308,257
$1,502,354,375	$298,698,510	$544,651,696	$46,860,923
$594,735	$732,554	$6,475,800	$—
$2,832,038	$—	$—	$—
$5,637	$—	$7,842	$—

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2026 (Unaudited)

	State Street SPDR Bloomberg Emerging Markets Local Bond ETF	State Street SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$74,498,764	$7,320,563
Dividend income — affiliated issuers	105,003	3,231
Unaffiliated securities lending income	—	96
Affiliated securities lending income	25,774	6,569
Other income	—	—
Foreign taxes withheld	(2,067,089)	—
TOTAL INVESTMENT INCOME (LOSS)	72,562,452	7,330,459
EXPENSES
Advisory fee	3,405,365	1,144,445
Trustees’ fees and expenses	7,787	1,506
Miscellaneous expenses	2,671	2,642
TOTAL EXPENSES	3,415,823	1,148,593
Expenses waived/reimbursed by the Adviser	—	—
NET EXPENSES	3,415,823	1,148,593
NET INVESTMENT INCOME (LOSS)	$69,146,629	$6,181,866
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(7,341,095)	967,029
In-kind redemptions — unaffiliated issuers	4,816,699	1,202,870
Forward foreign currency exchange contracts	55,912	—
Foreign currency transactions	(2,703,002)	116,713
Net realized gain (loss)	(5,171,486)	2,286,612
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(57,357,201)	(17,052,141)
Unfunded loan commitments	—	—
Forward foreign currency exchange contracts	37,023	—
Foreign currency translations	(1,407,712)	(187,188)
Net change in unrealized appreciation/depreciation	(58,727,890)	(17,239,329)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(63,899,376)	(14,952,717)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,247,253	$(8,770,851)
* Includes foreign capital gain taxes	$(23,891)	$—
** Includes deferred foreign taxes	$396,168	$—
See accompanying notes to financial statements.

State Street SPDR Bloomberg International Treasury Bond ETF	State Street SPDR Bloomberg Short Term International Treasury Bond ETF	State Street SPDR FTSE International Government Inflation-Protected Bond ETF	State Street SPDR S&P Leveraged Loan ETF

$20,367,318	$3,837,089	$18,654,564	$1,602,417
20,736	4,477	20,747	68,981
194	—	—	—
1,293	—	—	—
—	—	—	103,967
(114,673)	(17,581)	(23,409)	—
20,274,868	3,823,985	18,651,902	1,775,365

2,578,601	571,984	1,139,290	92,887
4,931	1,291	1,302	64
14,315	2,641	2,643	2,470
2,597,847	575,916	1,143,235	95,421
—	—	—	(1,672)
2,597,847	575,916	1,143,235	93,749
$17,677,021	$3,248,069	$17,508,667	$1,681,616

(6,673,992)	(663,220)	(707,796)	(146,724)
(5,930,001)	168,958	(812,225)	—
—	—	—	—
(182,577)	14,916	(96,614)	—
(12,786,570)	(479,346)	(1,616,635)	(146,724)

(51,090,638)	(8,220,235)	(5,667,618)	(1,004,393)
—	—	—	3,573
—	—	—	—
(419,458)	(78,682)	(144,926)	—
(51,510,096)	(8,298,917)	(5,812,544)	(1,000,820)
(64,296,666)	(8,778,263)	(7,429,179)	(1,147,544)
$(46,619,645)	$(5,530,194)	$10,079,488	$534,072
$(8,381)	$(2,361)	$(4,565)	$—
$133,374	$5,883	$(7,842)	$—

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street SPDR Bloomberg Emerging Markets Local Bond ETF
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$69,146,629	$121,717,013
Net realized gain (loss)	(5,171,486)	(28,044,855)
Net change in unrealized appreciation/depreciation	(58,727,890)	181,658,904
Net increase (decrease) in net assets resulting from operations	5,247,253	275,331,062
Distributions to shareholders	(54,551,890)	(76,947,591)
Return of capital	—	(38,137,918)
Total Distributions to shareholders	(54,551,890)	(115,085,509)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	127,641,446	275,634,843
Cost of shares redeemed	(46,578,596)	(61,765,093)
Other capital	257,756	480,535
Net increase (decrease) in net assets from beneficial interest transactions	81,320,606	214,350,285
Contribution from Affiliate (Note 5)	—	8,773
Net increase (decrease) in net assets during the period	32,015,969	374,604,611
Net assets at beginning of period	2,228,266,295	1,853,661,684
NET ASSETS AT END OF PERIOD	$2,260,282,264	$2,228,266,295
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,900,000	13,000,000
Shares redeemed	(2,200,000)	(3,100,000)
Net increase (decrease) from share transactions	3,700,000	9,900,000
See accompanying notes to financial statements.

State Street SPDR Bloomberg International Corporate Bond ETF		State Street SPDR Bloomberg International Treasury Bond ETF		State Street SPDR Bloomberg Short Term International Treasury Bond ETF
Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25

$6,181,866	$8,469,530	$17,677,021	$28,476,871	$3,248,069	$6,654,577
2,286,612	1,097,104	(12,786,570)	(7,218,720)	(479,346)	4,879,698
(17,239,329)	25,244,631	(51,510,096)	53,318,792	(8,298,917)	7,073,737
(8,770,851)	34,811,265	(46,619,645)	74,576,943	(5,530,194)	18,608,012
(5,312,950)	(8,784,288)	(14,865,229)	(28,142,163)	(2,783,168)	(6,798,473)
—	—	—	—	—	—
(5,312,950)	(8,784,288)	(14,865,229)	(28,142,163)	(2,783,168)	(6,798,473)

124,505,930	314,466,573	509,041,956	613,256,692	33,389,418	388,270,294
(47,572,069)	(142,008,880)	(404,067,374)	(353,071,289)	(78,814,094)	(186,633,418)
18,433	176,734	459,624	703,839	32,704	328,635
76,952,294	172,634,427	105,434,206	260,889,242	(45,391,972)	201,965,511
—	—	—	—	—	—
62,868,493	198,661,404	43,949,332	307,324,022	(53,705,334)	213,775,050
398,719,414	200,058,010	1,302,166,341	994,842,319	348,093,326	134,318,276
$461,587,907	$398,719,414	$1,346,115,673	$1,302,166,341	$294,387,992	$348,093,326

3,850,000	10,000,000	22,300,000	26,900,000	1,200,000	14,200,000
(1,500,000)	(4,600,000)	(18,200,000)	(15,700,000)	(2,900,000)	(6,800,000)
2,350,000	5,400,000	4,100,000	11,200,000	(1,700,000)	7,400,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	State Street SPDR FTSE International Government Inflation-Protected Bond ETF
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,508,667	$20,278,292
Net realized gain (loss)	(1,616,635)	(11,703,442)
Net change in unrealized appreciation/depreciation	(5,812,544)	37,399,837
Net increase (decrease) in net assets resulting from operations	10,079,488	45,974,687
Net equalization credits and charges	—	—
Distributions to shareholders	(12,750,625)	(19,537,984)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	181,237,138	72,713,882
Cost of shares redeemed	(18,059,927)	(44,278,404)
Net income equalization	—	—
Other capital	206,715	194,264
Net increase (decrease) in net assets from beneficial interest transactions	163,383,926	28,629,742
Net increase (decrease) in net assets during the period	160,712,789	55,066,445
Net assets at beginning of period	352,091,349	297,024,904
NET ASSETS AT END OF PERIOD	$512,804,138	$352,091,349
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,500,000	1,900,000
Shares redeemed	(450,000)	(1,150,000)
Net increase (decrease) from share transactions	4,050,000	750,000
See accompanying notes to financial statements.

State Street SPDR S&P Leveraged Loan ETF
Six Months Ended 6/30/26 (Unaudited)	For the Period 11/18/25*- 12/31/25

$1,681,616	$316,461
(146,724)	8,447
(1,000,820)	81,789
534,072	406,697
(46,970)	32,170
(1,463,769)	(249,764)

44,702,481	50,032,170
(49,585,085)	—
46,970	(32,170)
20,805	7,500
(4,814,829)	50,007,500
(5,791,496)	50,196,603
50,196,603	—
$44,405,107	$50,196,603

1,800,000	2,000,000
(2,000,000)	—
(200,000)	2,000,000

*	Commencement of operations.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Emerging Markets Local Bond ETF
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$21.36	$19.64	$21.31	$20.49	$24.37	$28.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	1.26	1.26	1.18	1.13	1.01
Net realized and unrealized gain (loss) (b)	(0.57)	1.64	(1.78)	0.74	(4.08)	(3.72)
Total from investment operations	0.07	2.90	(0.52)	1.92	(2.95)	(2.71)
Contribution from affiliate (Note 5)	—	0.00 (c)	—	—	0.01	—
Other capital (a)	0.00 (c)	0.00 (c)	0.00 (c)	0.02	0.04	0.02
Distributions to shareholders from:
Net investment income	(0.50)	(0.79)	(0.96)	(0.73)	(0.04)	(0.81)
Return of capital	—	(0.39)	(0.19)	(0.39)	(0.94)	(0.13)
Total distributions	(0.50)	(1.18)	(1.15)	(1.12)	(0.98)	(0.94)
Net asset value, end of period	$20.93	$21.36	$19.64	$21.31	$20.49	$24.37
Total return (d)	0.34%	15.12%	(2.53)%	9.79%	(11.89)%(e)	(9.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,260,282	$2,228,266	$1,853,662	$1,958,836	$2,151,484	$1,179,569
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.31%	0.30%
Net investment income (loss)	6.09%(f)	6.05%	6.17%	5.70%	5.45%	3.86%
Portfolio turnover rate (g)	11%(h)	32%	25%	52%	39%	22%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an Affiliate had not made a contribution during the year ended December 31, 2022, the total return would have been (11.93)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg International Corporate Bond ETF
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$32.03	$28.38	$29.86	$27.47	$34.46	$37.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.81	0.74	0.63	0.23	0.12
Net realized and unrealized gain (loss) (b)	(0.90)	3.62	(1.50)	2.35	(7.08)	(3.30)
Total from investment operations	(0.48)	4.43	(0.76)	2.98	(6.85)	(3.18)
Other capital (a)	0.00 (c)	0.02	0.02	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.36)	(0.80)	(0.74)	(0.62)	(0.15)	(0.13)
Net asset value, end of period	$31.19	$32.03	$28.38	$29.86	$27.47	$34.46
Total return (d)	(1.51)%	15.78%	(2.54)%	11.13%	(19.86)%	(8.41)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$461,588	$398,719	$200,058	$219,484	$140,105	$151,641
Ratios to average net assets:
Total expenses	0.50%(e)	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	2.70%(e)	2.58%	2.54%	2.25%	0.78%	0.32%
Portfolio turnover rate (f)	10%(g)	29%	13%	14%	14%	14%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg International Treasury Bond ETF
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$22.53	$21.35	$23.24	$22.35	$28.15	$31.22
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.51	0.47	0.42	0.34	0.28
Net realized and unrealized gain (loss) (b)	(0.85)	1.15	(1.94)	0.83	(5.87)	(3.10)
Total from investment operations	(0.58)	1.66	(1.47)	1.25	(5.53)	(2.82)
Other capital (a)	0.01	0.01	0.01	0.02	0.00 (c)	0.01
Distributions to shareholders from:
Net investment income	(0.21)	(0.49)	(0.37)	(0.38)	(0.27)	(0.26)
Return of capital	—	—	(0.06)	—	—	—
Total distributions	(0.21)	(0.49)	(0.43)	(0.38)	(0.27)	(0.26)
Net asset value, end of period	$21.75	$22.53	$21.35	$23.24	$22.35	$28.15
Total return (d)	(2.54)%	7.86%	(6.35)%	5.73%	(19.66)%	(9.01)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,346,116	$1,302,166	$994,842	$1,052,627	$1,115,366	$951,578
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.36%	0.35%
Net investment income (loss)	2.40%(e)	2.25%	2.13%	1.88%	1.43%	0.95%
Portfolio turnover rate (f)	9%(g)	16%	17%	20%	14%	15%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR Bloomberg Short Term International Treasury Bond ETF
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$27.41	$25.34	$27.38	$26.90	$30.38	$32.84
Income (loss) from investment operations:
Net investment income (loss) (a)	0.27	0.56	0.62	0.45	0.12	(0.03)
Net realized and unrealized gain (loss) (b)	(0.69)	2.04	(2.04)	0.47	(3.47)	(2.26)
Total from investment operations	(0.42)	2.60	(1.42)	0.92	(3.35)	(2.29)
Contribution from affiliate	—	—	—	—	0.00 (c)	—
Other capital (a)	0.00 (c)	0.03	0.00 (c)	0.01	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.23)	(0.56)	(0.23)	—	(0.12)	(0.18)
Return of capital	—	—	(0.39)	(0.45)	—	—
Total distributions	(0.23)	(0.56)	(0.62)	(0.45)	(0.12)	(0.18)
Net asset value, end of period	$26.76	$27.41	$25.34	$27.38	$26.90	$30.38
Total return (d)	(1.52)%	10.42%	(5.20)%	3.49%	(11.07)%(e)	(6.91)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$294,388	$348,093	$134,318	$177,964	$145,236	$170,134
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.36%	0.36%	0.35%
Net investment income (loss)	1.99%(f)	2.06%	2.34%	1.70%	0.45%	(0.09)%
Portfolio turnover rate (g)	26%(h)	61%	47%	51%	56%	64%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an affiliate had not made a contribution during the year ended December 31, 2022, the total return would have remained (11.07)%
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR FTSE International Government Inflation-Protected Bond ETF
	Six Months Ended 6/30/26 (Unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21
Net asset value, beginning of period	$39.34	$36.22	$42.04	$41.33	$53.95	$58.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	2.29	2.23	2.77	4.91	2.56
Net realized and unrealized gain (loss) (b)	(0.41)	(1.36)	(5.87)	0.67	(12.97)	(4.71)
Total from investment operations	1.12	0.93	(3.64)	3.44	(8.06)	(2.15)
Contribution from affiliate	—	—	—	—	0.00 (c)	—
Other capital (a)	0.02	0.02	0.01	0.01	0.03	0.02
Distributions to shareholders from:
Net investment income	(1.03)	2.17	(1.16)	(1.63)	(3.53)	(2.49)
Return of capital	—	—	(1.03)	(1.11)	(1.06)	—
Total distributions	(1.03)	2.17	(2.19)	(2.74)	(4.59)	(2.49)
Net asset value, end of period	$39.45	$39.34	$36.22	$42.04	$41.33	$53.95
Total return (d)	2.89%	14.88%	(8.86)%	8.74%	(15.41)%(e)	(3.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$512,804	$352,091	$297,025	$445,664	$520,775	$453,227
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%	0.51%	0.50%
Net investment income (loss)	7.68%(f)	5.97%	5.68%	6.70%	10.68%	4.57%
Portfolio turnover rate (g)	8%(h)	15%	12%	22%	37%	20%

(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	If an Affiliate had not made a contribution during the year ended December 31, 2022, the total return would have remained (15.41)%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street SPDR S&P Leveraged Loan ETF
	Six Months Ended 6/30/26 (Unaudited)	For the Period 11/18/25*- 12/31/25
Net asset value, beginning of period	$25.10	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.89	0.16
Net realized and unrealized gain (loss) (b)	(0.52)	0.04
Total from investment operations	0.37	0.20
Net equalization credits and charges	(0.02)	0.02
Other capital (a)	0.01	0.00 (c)
Distributions to shareholders from:
Net investment income	(0.79)	(0.12)
Net asset value, end of period	$24.67	$25.10
Total return (d)	1.49%	0.89%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$44,405	$50,197
Ratios to average net assets:
Total expenses	0.41%(e)	0.40%(e)
Net expenses	0.39%(e)	0.40%(e)
Net investment income (loss)	7.24%(e)	5.24%(e)
Portfolio turnover rate (f)	71%(g)	9%(g)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)	Amount is less than $0.005 per share.
(d)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)

1. Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2026, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
State Street SPDR Bloomberg Emerging Markets Local Bond ETF (formerly SPDR Bloomberg Emerging Markets Local Bond ETF)
State Street SPDR Bloomberg International Corporate Bond ETF (formerly SPDR Bloomberg International Corporate Bond ETF)
State Street SPDR Bloomberg International Treasury Bond ETF (formerly SPDR Bloomberg International Treasury Bond ETF)
State Street SPDR Bloomberg Short Term International Treasury Bond ETF (formerly SPDR Bloomberg Short Term International Treasury Bond ETF)
State Street SPDR FTSE International Government Inflation-Protected Bond ETF (formerly SPDR FTSE International Government Inflation-Protected Bond ETF)
State Street SPDR S&P Leveraged Loan ETF
The State Street SPDR S&P Leveraged Loan ETF was formed on November 17, 2025 and commenced operations on November 18, 2025.
Each Fund, except for the State Street SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. The State Street SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2. Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

(“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
• Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Some portion of each distribution may result in a return of capital. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (“Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Loan Agreements
State Street SPDR S&P Leveraged Loan ETF invests in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. The State Street SPDR S&P Leveraged Loan ETF does not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediaries in participation interests, in loans held by the State Street SPDR S&P Leveraged Loan ETF as the issuers of such loans.
4. Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2026, the State Street SPDR Bloomberg Emerging Markets Local Bond ETF entered into forward foreign currency exchange contracts to manage currency exposure.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2026, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$43,594	$—	$—	$—	$43,594

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$2,937	$—	$—	$—	$2,937

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$55,912	$—	$—	$—	$55,912

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$37,023	$—	$—	$—	$37,023
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the State Street SPDR Bloomberg Emerging Markets Local Bond ETF's net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2026:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Goldman Sachs Bank USA	$26,709	$(2,937)	$—	$23,772
Standard Chartered Bank	16,885	—	—	16,885

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Offsetting of Financial Assets and Derivative Assets (continued)
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
	$43,594	$(2,937)	$—	$40,657

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Goldman Sachs Bank USA	$(2,937)	$2,937	$—	$—
	$(2,937)	$2,937	$—	$—
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
State Street SPDR Bloomberg International Corporate Bond ETF	0.50
State Street SPDR Bloomberg International Treasury Bond ETF	0.35
State Street SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
State Street SPDR S&P Leveraged Loan ETF	0.40

The Adviser pays all of the expenses of each Fund of the Trust except for the advisory fee, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2027.
For the period ended June 30, 2026, the Adviser waived fees in the amount of $1,672 for the State Street SPDR S&P Leveraged Loan ETF.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with the approval of the Funds’ Board of Trustees.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2026 are disclosed in the Schedules of Investments.
During the year ended December 31, 2025, the Adviser made a contribution of $8,773 to the State Street SPDR Bloomberg Emerging Markets Local Bond ETF related to a trading matter.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2026 were as follows:
	Purchases	Sales
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	$340,094,580	$239,769,580
State Street SPDR Bloomberg International Corporate Bond ETF	48,173,663	46,065,648
State Street SPDR Bloomberg International Treasury Bond ETF	137,205,465	131,888,647
State Street SPDR Bloomberg Short Term International Treasury Bond ETF	83,019,068	92,334,311
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	53,390,564	34,350,767
State Street SPDR S&P Leveraged Loan ETF	33,324,602	35,671,842

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

For the period ended June 30, 2026, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	$—	$27,217,449	$4,816,699
State Street SPDR Bloomberg International Corporate Bond ETF	117,966,133	43,502,165	1,202,870
State Street SPDR Bloomberg International Treasury Bond ETF	427,174,118	327,093,617	(5,930,001)
State Street SPDR Bloomberg Short Term International Treasury Bond ETF	28,522,616	64,536,505	168,958
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	141,158,065	14,084,620	(812,225)
8. Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of each Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9. Income Tax Information
The Funds, other than the State Street SPDR S&P Leveraged Loan ETF, have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The State Street SPDR S&P Leveraged Loan ETF intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds, other than the State Street SPDR S&P Leveraged Loan ETF, file federal and various state and local tax returns as required. The State Street SPDR S&P Leveraged Loan ETF will file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	$2,251,004,470	$142,934,234	$180,563,684	$(37,629,450)
State Street SPDR Bloomberg International Corporate Bond ETF	465,352,445	2,844,358	10,981,653	(8,137,295)
State Street SPDR Bloomberg International Treasury Bond ETF	1,503,846,946	19,835,981	192,157,656	(172,321,675)
State Street SPDR Bloomberg Short Term International Treasury Bond ETF	298,732,564	2,985,580	10,233,315	(7,247,735)
State Street SPDR FTSE International Government Inflation-Protected Bond ETF	545,686,501	8,377,819	54,878,264	(46,500,445)
State Street SPDR S&P Leveraged Loan ETF	46,862,297	177,371	1,101,699	(924,328)

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

10. Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2026, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2026:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	$16,469,875	$16,725,242	$ —	$16,725,242
State Street SPDR Bloomberg International Corporate Bond ETF	2,717,833	2,771,477	—	2,771,477
State Street SPDR Bloomberg International Treasury Bond ETF	2,832,038	158,810	2,729,985	2,888,795
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2026:
		Remaining Contractual Maturity of the Agreements as of June 30, 2026
Fund	Securities Lending Transactions	Overnight and Continuous	˂30 Days	Between 30 & 90 Days	˃90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$16,725,242	$—	$—	$—	$16,725,242	$16,725,242
State Street SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	2,771,477	—	—	—	2,771,477	2,771,477
State Street SPDR Bloomberg International Treasury Bond ETF	Foreign Government Obligations	158,810	—	—	—	158,810	158,810
11. Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $210 million of a $1.425 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2026.
12. Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2026 (Unaudited)

the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
June 30, 2026 (Unaudited)

Board Considerations Regarding Renewal of Investment Advisory Agreements
At a meeting held on May 20-21, 2026, the Board of Trustees of the Trust (the “Board”) evaluated a proposal to approve for an additional one year period the Investment Advisory Agreement between the SPDR Series Trust (the “Trust” or “SST”) and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the series of SST (each series of SST, a “State Street ETF”, and collectively, the “State Street ETFs”) (each an “Advisory Agreement”, and collectively the “Advisory Agreements” or “Agreements”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreements. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Advisory Agreements, the Board requested and SSGA FM, the Trust’s adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board submitted additional questions and met with representatives of the Adviser and affiliated service providers both on April 16th and again on May 21st to discuss matters related to the Board’s evaluation of the Advisory Agreements and provide the Trustees an opportunity to ask additional questions. In deciding whether to approve the Advisory Agreements, the Board considered various factors, including the nature, extent and quality of services provided by the Adviser with respect to the State Street ETFs under each Agreement, the proposed cost of those services in relation to the services provided and in relation to fees charged to comparable funds, other benefits to the Adviser of its relationship with the State Street ETFs, and extent to which economies of scale would be shared as the State Street ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trusts and the materials provided prior to and at the meeting. The Board reviewed the Advisory Agreements and the Adviser’s responsibilities for managing investment operations of each of the State Street ETFs in accordance with each State Street ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the State Street ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the State Street ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each State Street ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board also considered the unique nature of the investments of certain State Street ETFs and confirmed the adequacy of compliance, operational and valuation resources to be dedicated to such State Street ETFs. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Investment Management (formerly known as “State Street Global Advisors”), through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity and fixed income exchange-traded funds with index-based investment objectives, as well as actively managed exchange-traded funds. The Board also considered the Adviser’s role in overseeing third party sub-advisers and other third-party service providers that are engaged to fulfill roles critical to the operations of the State Street ETFs, as applicable.
Investment Performance
The Board then reviewed the State Street ETFs’ performance, noting that the analysis of investment performance, in absolute terms, was more complex for the actively managed funds. The Board focused on the extent to which each index-based State Street ETF achieved its objective as a passively managed index fund and reviewed information regarding such State Street ETF’s index tracking. To the extent such tracking was not consistent with management’s expectations, the Trustees sought additional information about steps being taken to address the positive or negative tracking differences.
In those instances where the Board observed underperformance for an extended period of time, the Trustees discussed with management those factors that contributed to such underperformance and steps being taken in response to such factors, where appropriate.

SPDR SERIES TRUST
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
June 30, 2026 (Unaudited)

Profits Realized by Adviser
The Board considered the profitability of the advisory arrangement with the State Street ETFs to the Adviser and its affiliates, including data on each State Street ETF’s historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss with representatives of the Adviser and State Street Investment Management, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each State Street ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity or fixed income indexes with respect to each series of SST. The Board reviewed the universe of similar exchange-traded funds for each State Street ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. (Broadridge) and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a State Street ETF’s fee and fees paid by similar funds, which may include characteristics of a Fund’s investment strategy that differ from such other similar funds. In their assessment of the reasonableness of the fee, the Trustees noted that the fees for many services to the Funds are paid from the unitary fee.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser maintains soft-dollar arrangements in connection with the brokerage transactions for one State Street ETF.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each State Street ETF’s assets grow in size. The Board noted that the advisory fee rate for each State Street ETF does not provide for breakpoints as assets of the State Street ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the State Street ETFs by fixing relatively low advisory fees initially, effectively sharing the benefits of lower fees with the State Street ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the State Street ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Advisory Agreement for each State Street ETF. In approving the continuance of each Advisory Agreement, the Board, including the Independent Trustees voting separately, found that the terms of each Advisory Agreement are fair and reasonable and that the continuance of the Advisory Agreement is in the best interests of the applicable State Street ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the State Street ETFs were appropriate; (b) the performance and, more importantly for those State Street ETFs measured against an index, the index tracking, of each State Street ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each State Street ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the State Street ETFs by way of the relatively low fee structure of the Trust. The Independent Trustees were advised by their independent counsel throughout the process.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	September 3, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 3, 2026